UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

March 31, 2024

SEMI-ANNUAL REPORT

SEI Institutional International Trust

❯	International Equity Fund

❯	Emerging Markets Equity Fund

❯	International Fixed Income Fund

❯	Emerging Markets Debt Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	71
Statements of Operations	73
Statements of Changes in Net Assets	74
Financial Highlights	76
Notes to Financial Statements	78
Disclosure of Fund Expenses	97
Liquidity Risk Management Program	98
Board of Trustees Considerations in Approving the Advisory Agreement	99

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%
Australia — 2.1%
Ampol	181,217	$4,704
ANZ Group Holdings Ltd	186,697	3,581
Aristocrat Leisure Ltd	214,185	6,009
Audinate Group *	6,506	89
Base Resources Ltd	271,387	20
BHP Group Ltd	90,218	2,606
BlueScope Steel Ltd	884,842	13,768
Brambles Ltd	668,646	7,045
Cochlear Ltd	37,712	8,304
Commonwealth Bank of Australia	7,481	587
CSR Ltd	274,097	1,577
Deterra Royalties Ltd	125,706	404
Fortescue Metals Group Ltd	155,176	2,602
Genesis Minerals *	377,905	457
Goodman Group ‡	107,302	2,367
Helia Group Ltd	156,150	398
Insurance Australia Group Ltd	189,011	789
JB Hi-Fi Ltd	22,199	931
Medibank Pvt	332,059	815
National Australia Bank Ltd	28,781	650
Neuren Pharmaceuticals *	71,485	990
New Hope	496,241	1,505
Northern Star Resources Ltd	91,253	862
Orica Ltd	130,606	1,556
Orora Ltd	1,320,432	2,343
Perseus Mining Ltd	358,575	503
PointsBet Holdings	73,555	40
Pro Medicus Ltd	30,555	2,068
Qantas Airways Ltd *	198,031	704
Ramelius Resources	705,400	856
Reece	45,939	842
Rio Tinto PLC ADR	4,128	263
Seven Group Holdings Ltd	103,377	2,750
Suncorp Group	160,094	1,711

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Retail Group Ltd	88,816	$933
Ventia Services Group Pty	336,953	846
Washington H Soul Pattinson	52,748	1,157
Whitehaven Coal Ltd	1,479,952	6,855
		84,487

Austria — 0.2%
ANDRITZ AG	35,499	2,216
CA Immobilien Anlagen AG	25,842	913
Erste Group Bank AG	90,538	4,038
Raiffeisen Bank International AG	86,764	1,730
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,873	183
		9,080

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	405,292	24,713
Colruyt Group NV	23,523	1,088
KBC Group NV	14,272	1,070
Lotus Bakeries	89	860
		27,731

Bermuda — 0.0%
Conduit Holdings Ltd	958	6

Brazil — 1.2%
Ambev SA	9,464,400	23,672
Banco Bradesco SA ADR	1,183,507	3,385
Banco do Brasil SA	710,100	8,041
MercadoLibre Inc *	4,803	7,262
NU Holdings, Cl A *	497,406	5,934
Ultrapar Participacoes SA	161,300	920
VTEX, Cl A *	3,584	29
		49,243

Canada — 1.6%
AGF Management, Cl B	20,400	124
Alimentation Couche-Tard Inc	78,579	4,489
Black Diamond Group Ltd	4,100	27
Canadian Natural Resources Ltd	65,810	5,025
Canadian Pacific Kansas City	273,491	24,125
Cascades Inc	8,790	64
Dexterra Group Inc	104	–
Ensign Energy Services Inc *	37,800	72
Exco Technologies Ltd	9,200	51
InPlay Oil	18,011	32
Leon's Furniture Ltd	2,000	33
Magna International Inc, Cl A	413,874	22,565
Martinrea International Inc	88,935	799
Mullen Group Ltd	53,775	577
Pason Systems Inc	17,325	200
Thomson Reuters	33,304	5,188
		63,371

China — 2.4%
Agricultural Bank of China Ltd, Cl H	1,471,000	620

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alibaba Group Holding Ltd	3,330,500	$29,894
Autohome Inc ADR	1,788	47
China Coal Energy Co Ltd, Cl H	361,000	351
China Construction Bank Corp, Cl H	29,212,000	17,617
China Merchants Bank Co Ltd, Cl H	1,560,500	6,171
China Overseas Land & Investment Ltd	5,420,500	7,799
Haier Smart Home Co Ltd, Cl A	5,229,000	16,269
Lenovo Group Ltd	24,000	28
PetroChina Co Ltd, Cl H	7,828,000	6,691
Tencent Holdings Ltd	202,700	7,868
Vipshop Holdings Ltd ADR	80,091	1,326
Yangzijiang Shipbuilding Holdings Ltd	183,700	260
Yiren Digital Ltd ADR *	10,419	47
		94,988

Czech Republic — 0.0%
Komercni banka AS	7,731	277

Denmark — 3.5%
AP Moller - Maersk A/S, Cl B	4,028	5,257
Danske Bank A/S	599,587	18,017
Demant A/S *	77,191	3,841
DSV A/S	24,740	4,026
Genmab A/S *	19,717	5,918
Novo Nordisk, Cl B	680,498	87,383
Novozymes A/S, Cl B	26,724	1,574
Pandora A/S	78,757	12,725
ROCKWOOL A/S, Cl B	6,495	2,139
		140,880

Finland — 1.0%
Kone Oyj, Cl B	158,433	7,382
Konecranes	10,906	567
Nokia Oyj	6,761,254	24,031
Nokia Oyj ADR	1,221,550	4,324
Nordea Bank Abp	228,582	2,574
Orion Oyj, Cl B	761	28
Puuilo	4,370	47
Vaisala Oyj, Cl A	564	23
Wartsila OYJ Abp, Cl B	150,416	2,289
		41,265

France — 9.3%
Accor SA	278,561	13,027
Air Liquide SA	133,318	27,766
Alstom SA (A)	1,028,085	15,689
Amundi SA	349,142	24,001
AXA SA	271,492	10,208
BNP Paribas SA	75,829	5,394
Bouygues SA	313,483	12,808
Carrefour SA	408,713	7,007
Cie de Saint-Gobain	104,177	8,093
Cie Generale des Etablissements Michelin SCA	897,016	34,411
Danone SA	421,864	27,287

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dassault Aviation SA	39,312	$8,661
Dassault Systemes	35,776	1,586
Eurazeo SE	23,045	2,022
Hermes International SCA	8,500	21,720
Ipsen SA	62,682	7,467
Jacquet Metals SACA	4,492	89
Kering SA	57,098	22,591
L'Oreal SA	11,618	5,504
LVMH Moet Hennessy Louis Vuitton SE	14,735	13,267
Publicis Groupe SA	152,286	16,619
Rexel SA	1,379,995	37,304
Safran SA	41,026	9,307
SEB SA	227	29
Sodexo SA	170,639	14,647
Sopra Steria Group SACA	537	130
SPIE SA	8,311	312
Stef SA	602	89
Technip Energies NV	30,524	772
Teleperformance	179,326	17,446
Valeo	80,168	1,003
Vinci SA	56,863	7,293
Worldline *	2,314	29
		373,578

Germany — 8.7%
adidas AG	62,326	13,934
Allianz SE	33,619	10,086
BASF SE	643,728	36,798
Bayer AG	566,340	17,389
Bayerische Motoren Werke AG	4,511	521
Cewe Stiftung & Co KGAA	1,443	160
Covestro AG *	301,960	16,528
CTS Eventim AG & Co KGaA	4,502	401
Daimler Truck Holding AG	860,727	43,653
Deutsche Bank AG	787,375	12,400
Deutsche Boerse AG	23,747	4,864
Deutsche Telekom AG	664,024	16,136
Deutz AG	21,725	138
Duerr AG	24,234	561
E.ON SE	271,020	3,771
Evonik Industries AG	625,315	12,376
Fresenius Medical Care AG & Co KGaA	472,936	18,209
HeidelbergCement AG	147,957	16,291
HOCHTIEF AG	21,890	2,546
Infineon Technologies AG	283,744	9,657
KION Group AG	22,815	1,202
Knorr-Bremse AG	168,582	12,763
Krones AG	4,063	538
LANXESS AG	296,709	7,950
MorphoSys *	34,873	2,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,300	7,474
Nemetschek SE	4,088	405

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rational AG	1,765	$1,523
Rheinmetall AG	3,283	1,847
RWE AG	251,336	8,540
SAP SE	260,184	50,709
Scout24 AG	18,377	1,386
Siemens AG	61,166	11,690
Siemens Energy AG *	30,372	558
Siemens Healthineers AG	37,169	2,277
Stabilus SE	4,070	259
TAG Immobilien AG *	41,411	567
Talanx AG	11,287	895
thyssenkrupp AG	213,985	1,149
Traton	3,729	134
		350,816

Greece — 0.0%
Danaos Corp	2,810	203
National Bank of Greece SA *	46,101	361
Safe Bulkers	26,368	131
		695

Hong Kong — 1.1%
AIA Group Ltd	202,400	1,359
Cafe de Coral Holdings Ltd	1,364	1
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	12
CK Infrastructure Holdings	275,500	1,612
CLP Holdings Ltd	33,000	263
Futu Holdings ADR *	12,196	660
Galaxy Entertainment Group Ltd	3,080,000	15,466
Johnson Electric Holdings Ltd	66,877	93
Link REIT ‡	880,600	3,786
Power Assets Holdings Ltd	219,000	1,282
Prudential PLC	1,723,313	16,175
Swire Pacific Ltd, Cl A	76,000	625
Techtronic Industries Co Ltd	143,500	1,945
WH Group Ltd	891,000	588
		43,867

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	9,209	23
MOL Hungarian Oil & Gas PLC	49,088	398
OTP Bank Nyrt	155,564	7,163
		7,584

India — 0.4%
Bharat Petroleum Corp Ltd	279,340	2,018
Coal India Ltd	614,054	3,196
ICICI Bank Ltd ADR	238,169	6,290
Indian Oil Corp Ltd	1,279,297	2,573
Indus Towers Ltd *	201,506	703
Lupin	16,395	318
Manappuram Finance Ltd	110,408	229
PTC India Financial Services	118,431	57
		15,384

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.0%
Delta Dunia Makmur Tbk PT	4,942,800	$128
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	885,085	50
		178

Ireland — 0.6%
Bank of Ireland Group PLC	2,288,917	23,361
Cairn Homes PLC	25,663	44
		23,405

Israel — 0.8%
Camtek *	34,196	2,865
Check Point Software Technologies Ltd *	76,500	12,547
Delek Group	4,161	546
Elbit Systems Ltd	2,558	536
Melisron	7,584	563
Nice Ltd ADR *	20,540	5,353
Plus500 Ltd	73,919	1,686
Teva Pharmaceutical Industries Ltd ADR *	57,467	811
Wix.com Ltd *	65,656	9,026
		33,933

Italy — 3.0%
A2A SpA	761,173	1,376
Azimut Holding SpA	7,259	197
Banca IFIS SpA	10,134	199
Banca Mediolanum SpA	134,052	1,474
Banca Popolare di Sondrio SPA	80,441	603
BPER Banca	219,156	1,037
Brunello Cucinelli SpA	18,191	2,082
Buzzi SpA	66,359	2,609
Coca-Cola HBC AG	123,159	3,894
Danieli & C Officine Meccaniche SpA	4,232	112
Enel SpA	5,675,840	37,509
Ferrari NV	35,271	15,389
Intesa Sanpaolo SpA	1,972,129	7,163
Leonardo SpA	458,516	11,528
Moncler SpA	9,633	720
Recordati Industria Chimica e Farmaceutica SpA	46,727	2,586
Ryanair Holdings PLC ADR	55,756	8,117
Saipem *	426,075	1,041
UniCredit SpA	561,914	21,346
Unipol Gruppo SpA	293,999	2,466
		121,448

Japan — 15.4%
77 Bank Ltd/The	64,664	1,720
A&D HOLON Holdings Co Ltd	13,000	249
Advance Residence Investment ‡	436	965
Advantest Corp	147,100	6,507
Aeon Co Ltd	78,700	1,864
Aisan Industry Co Ltd	29,600	328
AIT	2,300	27

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akita Bank	1,800	$25
Alpha Systems	1,400	30
Amano	13,100	333
ANA Holdings Inc	160,900	3,359
Anest Iwata Corp	4,800	43
AOKI Holdings Inc	14,500	107
Asahi Group Holdings Ltd	102,100	3,740
Asia Pile Holdings Corp	6,900	38
Ateam Inc	5,700	24
Avant Group Corp	2,800	24
Axial Retailing Inc	19,600	133
Azbil	50,000	1,377
Bandai Namco Holdings Inc	92,000	1,701
Bank of Iwate Ltd/The	7,300	123
Bank of Saga Ltd/The	2,900	40
baudroie inc *	1,100	28
BIPROGY Inc	173,700	5,145
Bridgestone Corp	164,900	7,290
Brother Industries Ltd	24,600	455
Business Brain Showa-Ota Inc	2,600	37
Business Engineering Corp	1,200	30
Canon Marketing Japan Inc	84,200	2,475
Capcom Co Ltd	150,400	2,808
Carlit Holdings Co Ltd	5,800	41
Central Japan Railway Co	117,400	2,910
Central Security Patrols	1,500	26
Chiba Kogyo Bank Ltd/The	6,100	42
Chino Corp	2,700	47
Chugai Pharmaceutical Co Ltd	211,800	8,069
Chugoku Electric Power Co Inc/The	80,300	604
Chugoku Marine Paints (A)	20,500	300
COLOPL Inc	9,800	40
Comforia Residential REIT ‡	268	579
COMSYS Holdings	27,800	649
Copro-Holdings	3,400	40
Cosel Co Ltd	2,600	26
Cosmo Energy Holdings Co Ltd	18,100	906
CTS	5,500	29
Dai-Ichi Cutter Kogyo	3,200	34
Dai-ichi Life Holdings Inc (A)	154,400	3,928
Daiichi Sankyo Co Ltd	124,700	3,953
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	62
Daitron Co Ltd	1,400	33
Daiwa Securities Group Inc	847,700	6,419
Densan System Holdings	1,500	27
Digital Arts Inc	3,600	103
Disco Corp	6,600	2,407
East Japan Railway Co	135,300	2,592
Eiken Chemical Co Ltd	12,500	162
Elecom Co Ltd	5,800	59
en Japan Inc (A)	74,500	1,305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entrust	5,500	$31
ERI Holdings	4,300	50
eSOL	1,900	10
Ezaki Glico	31,700	884
FANUC Corp	456,300	12,723
Fast Retailing Co Ltd	29,900	9,228
Fibergate	14,100	107
Forum Engineering Inc	8,600	53
Foster Electric	6,500	53
Fuji Corp/Aichi	12,100	213
Fuji Oil (A)	40,400	125
Fujimori Kogyo	1,000	28
Fujitsu Ltd	611,000	9,760
Fukuoka Financial Group Inc	323,700	8,615
Furyu Corp	8,000	67
Futaba Industrial Co Ltd	21,600	167
Future	2,500	27
G-7 Holdings Inc	2,700	26
Gakken Holdings Co Ltd	6,700	41
Gakujo Co Ltd	2,200	26
Gecoss	4,100	31
Glory Ltd	14,800	278
GMO internet	48,800	881
GNI Group *	12,900	256
GungHo Online Entertainment Inc	45,900	733
Gunze Ltd	1,900	68
Hanwa	3,300	128
Heiwa Corp	31,600	413
Hisamitsu Pharmaceutical Co Inc	25,100	649
Hitachi Ltd	4,700	427
Hito Communications Holdings Inc	5,800	44
Hodogaya Chemical Co Ltd	700	17
Hokkaido Gas	1,600	27
Horiba Ltd	12,400	1,281
Ichikoh Industries Ltd	7,800	28
Idemitsu Kosan Co Ltd	165,700	1,131
Iida Group Holdings Co Ltd (A)	240,900	3,106
I'll	3,600	72
INFRONEER Holdings	93,100	891
Inpex Corp	82,300	1,250
Invincible Investment Corp ‡	4,548	2,040
I-PEX Inc	19,400	233
Isuzu Motors Ltd	464,600	6,259
ITmedia (A)	1,300	15
ITOCHU Corp	221,200	9,448
Iwaki Co Ltd	3,800	72
JAC Recruitment Co Ltd	35,200	183
Japan Exchange Group Inc	108,500	2,929
Japan Lifeline Co Ltd	19,200	153
Japan Medical Dynamic Marketing	26,400	126
Japan Petroleum Exploration Co Ltd	14,000	633
Japan Post Bank Co Ltd	111,000	1,192

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Post Holdings Co Ltd	396,000	$3,984
Japan Post Insurance Co Ltd	342,500	6,539
Japan Transcity	4,500	20
JCU Corp	3,900	99
Jeol Ltd	11,100	457
JK Holdings	3,700	26
J-Stream Inc	2,900	8
Justsystems Corp	7,200	126
JVCKenwood Corp	26,100	160
Kakaku.com Inc	5,900	71
Kanaden	3,100	31
Kansai Electric Power Co Inc/The	100,300	1,424
Kansai Paint Co Ltd	181,800	2,593
Kao Corp	302,400	11,301
Kato Works	3,500	35
KAWADA TECHNOLOGIES Inc	3,000	65
KDDI Corp (A)	164,600	4,859
KDX Realty Investment ‡	584	621
Keio Corp	47,700	1,305
Keisei Electric Railway Co Ltd	30,700	1,244
Kenko Mayonnaise Co Ltd	12,200	162
Kewpie	67,600	1,253
Keyence Corp	12,400	5,743
Kimura Unity Co Ltd	6,200	69
Kirin Holdings Co Ltd	54,700	760
Kobe Bussan Co Ltd	38,000	931
Koike Sanso Kogyo	1,300	54
Koito Manufacturing Co Ltd	48,100	647
Kokuyo Co Ltd	147,100	2,399
Komatsu Ltd	927,600	27,354
Komori Corp	12,000	97
Konica Minolta Inc (A)	322,200	1,051
Konoike Transport Co Ltd	2,500	35
Kotobuki Spirits Co Ltd	93,000	1,165
Kubota Corp	157,500	2,463
Kusuri no Aoki Holdings	42,800	882
Kyoritsu Maintenance Co Ltd	55,400	1,267
Kyoto Financial Group	56,700	1,020
Kyushu Leasing Service	4,500	42
Lawson Inc	68,600	4,685
LY	584,200	1,476
Macnica Holdings Inc	24,000	1,170
Makita Corp	429,500	12,132
Maruzen Showa Unyu Co Ltd	3,400	104
Matching Service Japan	7,000	53
Maxell Ltd	4,500	47
Mazda Motor Corp (A)	710,100	8,265
MCJ Co Ltd	4,200	37
Medical System Network Co Ltd, Cl A	12,800	55
Megachips Corp *	7,900	201
Megmilk Snow Brand Co Ltd	23,400	415
Meidensha Corp	7,100	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MEITEC Group Holdings	6,700	$129
METAWATER Co Ltd	3,900	57
Micronics Japan Co Ltd	25,400	1,385
Mimasu Semiconductor Industry Co Ltd	17,000	344
MINEBEA MITSUMI Inc	885,700	17,270
Mitsubishi Chemical Holdings Corp	119,500	726
Mitsubishi Electric Corp (A)	218,500	3,640
Mitsubishi Heavy Industries Ltd	240,000	2,165
Mitsubishi Shokuhin Co Ltd	17,900	656
Mitsubishi UFJ Financial Group Inc	153,600	1,558
Mitsui & Co Ltd	30,000	1,396
Mitsui Fudosan Logistics Park ‡	212	637
Mitsui OSK Lines Ltd	16,200	494
MIXI Inc	70,200	1,212
Mizuho Financial Group Inc	207,400	4,095
Mizuno Corp	48,400	2,015
Modec	3,100	62
Moriroku Holdings	4,800	82
Morita Holdings Corp	2,100	23
Morito Co Ltd	4,300	43
Mory Industries	700	29
MS&AD Insurance Group Holdings Inc	654,600	11,525
Murata Manufacturing Co Ltd	620,800	11,627
Nagoya Railroad Co Ltd	35,600	497
Naigai Trans Line Ltd	5,300	85
NEC Corp	115,200	8,384
NEOJAPAN Inc	5,700	47
NET One Systems Co Ltd	17,600	309
NGK Insulators Ltd	140,300	1,883
Nichiban	2,000	26
Nichirei Corp	60,200	1,618
Nidec Corp	36,400	1,497
Nihon Chouzai Co Ltd	19,900	205
Nihon Denkei Co Ltd	4,400	70
Nihon Flush	4,100	26
Nihon Trim Co Ltd	5,200	129
Nippon Concept Corp	4,100	50
Nippon Electric Glass Co Ltd	100,400	2,561
Nippon Paint Holdings Co Ltd	135,600	972
Nippon Seisen Co Ltd	500	4
Nippon Shinyaku Co Ltd	26,900	798
Nippon Shokubai Co Ltd	2,800	27
Nippon Steel Corp	34,700	832
Nippon Telegraph & Telephone Corp	4,078,900	4,851
Nippon Thompson Co Ltd	13,600	57
Nippon Yusen KK	134,400	3,685
Nishimatsu Construction	18,100	520
Nissan Motor Co Ltd	975,700	3,850
Nissei ASB Machine Co Ltd	1,100	38
Nisshinbo Holdings Inc	54,200	435
Nissin Corp	2,200	41
Nissin Foods Holdings Co Ltd	144,000	3,968

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nisso Holdings	3,900	$21
Nissui Corp	242,100	1,516
Nitto Kohki Co Ltd	2,200	28
Nittoc Construction Co Ltd	10,000	77
Nomura Real Estate Holdings Inc	95,000	2,676
Nomura Real Estate Master Fund Inc ‡	532	526
North Pacific Bank Ltd (A)	45,600	133
Obara Group Inc	2,700	68
OBIC Business Consultants Co Ltd	29,200	1,367
Obic Co Ltd	20,700	3,120
Okabe Co Ltd	8,200	42
Okamoto Industries	300	10
Okuwa Co Ltd	61,100	382
Olympus Corp	906,300	13,016
Ono Pharmaceutical Co Ltd (A)	10,000	164
Onward Holdings Co Ltd	34,300	121
Optim Corp *	7,100	48
Optorun Co Ltd	31,300	424
Oracle Corp Japan	27,000	2,024
Oriental Land Co Ltd/Japan	268,000	8,565
Orix JREIT Inc ‡	715	778
Oro Co Ltd	2,100	36
Otsuka Corp	138,800	2,936
Otsuka Holdings Co Ltd	139,100	5,764
Pan Pacific International Holdings Corp	153,600	4,065
Paramount Bed Holdings	1,400	24
Persol Holdings Co Ltd	1,925,700	2,687
Pickles Holdings Co Ltd	4,400	34
PR Times *	6,000	81
Pronexus Inc	3,300	27
Proto Corp	4,400	41
QB Net Holdings Co Ltd	2,400	19
Qol Holdings Co Ltd	8,900	102
Rakus	44,200	596
Recruit Holdings Co Ltd	213,700	9,360
Renesas Electronics Corp	198,400	3,518
Resona Holdings Inc	2,936,400	18,083
Ricoh Co Ltd	145,500	1,290
Ride On Express Holdings Co Ltd	6,000	41
Riken Technos Corp	7,100	46
Riken Vitamin Co Ltd	6,300	104
Riso Kagaku Corp	2,300	47
Rix	700	19
Ryohin Keikaku Co Ltd	31,600	516
Sakai Chemical Industry Co Ltd	1,800	23
Sakai Heavy Industries Ltd	1,000	44
Sakai Moving Service Co Ltd	3,300	55
Sakata INX	8,000	83
Sangetsu Corp (A)	25,300	552
Sankyo Co Ltd (A)	993,900	10,846
Sanrio	64,200	1,230
Santen Pharmaceutical Co Ltd	274,400	2,695

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanwa Holdings Corp	252,000	$4,384
Sanyo Shokai Ltd	13,700	247
Sapporo Holdings	18,300	729
Sato Holdings Corp	7,000	107
Sawai Group Holdings	8,400	328
SB Technology	2,800	39
SCREEN Holdings Co Ltd (A)	74,200	9,555
SCSK Corp	109,300	2,027
Seiko Epson Corp (A)	91,500	1,593
Sekisui Kasei	8,300	27
SERAKU Co Ltd	3,000	24
Seven & i Holdings Co Ltd	1,241,800	18,051
Shibaura Machine Co Ltd	11,900	287
Shibuya Corp	5,500	126
Shimamura Co Ltd	31,800	1,811
Shimojima Co Ltd	3,100	28
Shindengen Electric Manufacturing Co Ltd	10,600	212
Shin-Etsu Polymer	3,900	40
Shinnihonseiyaku Co Ltd	2,300	26
Shiseido Co Ltd	21,200	579
Shofu Inc	6,300	121
Sinfonia Technology Co Ltd	4,200	86
Sinko Industries Ltd	1,700	43
SKY Perfect JSAT Holdings	33,100	225
SMK Corp	1,300	22
SMS Co Ltd	13,900	238
Solasto	1,500	5
Soliton Systems KK	5,500	48
Sompo Holdings Inc	79,800	1,666
Sotetsu Holdings	28,400	507
Star Micronics	3,900	48
Step Co Ltd	1,900	25
Subaru Corp	203,500	4,607
Sumitomo Electric Industries	48,600	750
Sumitomo Mitsui Financial Group Inc (A)	139,600	8,147
Sumitomo Pharma Co Ltd *	15,700	41
Sumitomo Rubber Industries Ltd	94,500	1,160
Sun* *	8,300	53
Suntory Beverage & Food Ltd	106,300	3,591
Sun-Wa Technos Corp	2,600	41
Suzuken Co Ltd/Aichi Japan	39,000	1,187
System Research	2,800	30
T&D Holdings Inc	301,700	5,236
Taihei Dengyo Kaisha Ltd	800	24
Taiho Kogyo Co Ltd, Cl A	1,200	7
Taisho Pharmaceutical Holdings Co Ltd	18,000	1,019
Takara & Co Ltd	2,600	48
Takashimaya Co Ltd	159,600	2,541
Takeda Pharmaceutical Co Ltd	695,300	19,309
Takeuchi Manufacturing	16,600	662
Takuma Co Ltd	13,900	172
TDK Corp	298,500	14,579

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TechMatrix Corp	12,700	$152
Temairazu Inc	6,600	140
Terumo Corp	28,400	518
TIS Inc	137,100	2,930
Tocalo Co Ltd	7,400	86
Tochigi Bank Ltd/The	16,400	40
Tokio Marine Holdings Inc	84,100	2,626
Tokyo Electron Ltd	16,600	4,306
Tokyo Seimitsu Co Ltd	62,300	4,810
Tokyu Fudosan Holdings Corp	414,000	3,330
Toli	15,900	43
Tonami Holdings Co Ltd	800	24
TOPPAN Holdings	4,600	115
Toray Industries Inc	3,079,100	14,762
Toshiba TEC Corp	6,100	121
Toyo Engineering Corp	26,300	165
Toyo Kanetsu	4,000	117
Toyo Suisan Kaisha Ltd	47,800	2,919
Trend Micro Inc/Japan	63,300	3,206
Trusco Nakayama Corp	12,500	211
Tsubakimoto Chain Co	19,800	665
Tsubakimoto Kogyo	2,100	31
TYK Corp/Tokyo	11,000	35
United Arrows Ltd	1,900	24
V Technology Co Ltd	1,500	25
Valor Holdings Co Ltd	5,500	90
ValueCommerce Co Ltd	25,300	179
Vital KSK Holdings	5,500	45
Warabeya Nichiyo Holdings Co Ltd	11,900	215
Waseda Academy Co Ltd	3,100	32
WingArc1st Inc	20,200	405
Yamaha Motor Co Ltd	350,100	3,214
Yamaichi Electronics Co Ltd	6,300	100
Yamato Kogyo	12,300	697
Yamazaki Baking Co Ltd	28,600	737
Yokowo Co Ltd	7,900	80
Yorozu Corp	5,500	35
Yoshinoya Holdings	24,400	544
Yossix Holdings Co Ltd	6,600	126
Zenrin	5,500	31
ZIGExN Co Ltd	12,900	51
Zuken Inc	5,000	146
		618,071

Jordan — 0.0%
Hikma Pharmaceuticals PLC	11,910	289

Luxembourg — 0.5%
ArcelorMittal SA	727,508	20,000
Birkenstock Holding *	12,103	572
L'Occitane International	97,750	395
		20,967

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.0%
Fraser & Neave Holdings Bhd	6,900	$43

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	75

Netherlands — 5.3%
Adyen NV *	5,969	10,108
Akzo Nobel NV	193,315	14,443
Arcadis NV	11,596	711
ASM International NV	14,271	8,722
ASML Holding NV, Cl G	14,934	14,493
BE Semiconductor Industries NV	3,939	604
EXOR NV	7,262	808
Fugro *	44,138	1,083
HAL Trust	782	110
Heineken NV	36,590	3,530
ING Groep NV	2,392,857	39,400
Koninklijke Ahold Delhaize NV	792,665	23,730
Koninklijke KPN NV	1,116,589	4,180
Koninklijke Philips NV *	1,475,100	29,641
NN Group NV	88,417	4,089
Pluxee *	146,979	4,349
Randstad NV	562,860	29,738
Redcare Pharmacy *	3,593	589
Wolters Kluwer NV	143,090	22,439
		212,767

Norway — 0.0%
Bouvet ASA	9,949	57
Hoegh Autoliners ASA	15,224	130
Kongsberg Gruppen ASA	8,385	579
Stolt-Nielsen Ltd	1,480	55
Wallenius Wilhelmsen ASA, Cl B	12,734	104
		925

Poland — 0.2%
Alior Bank *	24,346	598
Bank Polska Kasa Opieki SA	135,002	6,157
PGE Polska Grupa Energetyczna SA *	259,340	468
Powszechna Kasa Oszczednosci Bank Polski SA	138,515	2,061
		9,284

Portugal — 0.1%
Banco Comercial Portugues, Cl R *	4,193,377	1,416
Jeronimo Martins SGPS SA	121,283	2,407
Mota-Engil SGPS	24,215	126
		3,949

Qatar — 0.0%
Ooredoo QPSC	171,417	499

Saudi Arabia — 0.2%
Arab National Bank	9,009	71
Elm Co	29,496	7,542

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etihad Etisalat Co	9,831	$138
Saudi Electricity Co	274,978	1,450
Saudi Marketing	4,728	35
		9,236

Singapore — 0.5%
DBS Group Holdings Ltd	81,900	2,187
Genting Singapore Ltd	817,800	536
Grab Holdings, Cl A *	236,740	743
Hafnia	12,002	83
IGG Inc *	460,000	194
Sembcorp Industries	443,200	1,773
Singapore Airlines Ltd	914,800	4,338
Singapore Exchange Ltd	9,700	66
United Overseas Bank Ltd	339,500	7,373
UOL Group Ltd	409,200	1,744
		19,037

South Africa — 0.0%
DataTec Ltd	100,188	200

South Korea — 1.2%
BNK Financial Group Inc	604,863	3,585
Coupang, Cl A *	270,308	4,809
Samsung Electronics Co Ltd	471,075	28,273
SaraminHR Co Ltd	1,991	27
Shinhan Financial Group Co Ltd	199,854	7,007
SK Hynix Inc	30,579	4,048
		47,749

Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	41,348	1,732
Aena SME SA	64,096	12,630
Amadeus IT Group SA, Cl A	377,756	24,250
Banco Bilbao Vizcaya Argentaria SA	800,210	9,541
Banco Santander SA	1,239,039	6,051
CaixaBank SA (A)	7,287,834	35,364
Cia de Distribucion Integral Logista Holdings SA	2,009	56
Iberdrola SA	797,432	9,900
Industria de Diseno Textil SA	641,709	32,344
Repsol SA	48,579	810
Solaria Energia y Medio Ambiente *	22,022	240
Telefonica SA	118,748	524
		133,442

Sweden — 2.5%
Alfa Laval AB	23,441	923
Assa Abloy AB, Cl B	139,668	4,011
Atlas Copco AB, Cl A	362,317	6,126
Betsson, Cl B	44,087	437
Camurus *	12,609	598
Essity AB, Cl B	526,953	12,528
Evolution AB	51,839	6,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fastighets Balder, Cl B *	271,273	$1,996
H & M Hennes & Mauritz AB, Cl B	429,271	7,009
Hemnet Group	18,620	571
Indutrade	37,387	1,021
Investor AB, Cl B	266,877	6,705
Munters Group	38,765	696
Mycronic	18,985	671
Saab AB, Cl B	4,647	414
Securitas AB, Cl B	1,815,341	18,735
Skandinaviska Enskilda Banken, Cl A (A)	259,623	3,519
SKF AB, Cl B (A)	60,242	1,231
Troax Group	615	14
Volvo AB, Cl B (A)	1,035,485	28,094
		101,750

Switzerland — 4.2%
ABB Ltd	556,288	25,872
Accelleron Industries	30,890	1,159
Adecco Group AG	36,266	1,436
Alcon Inc	17,102	1,419
Aryzta AG *	11,975	22
BKW	8,230	1,265
Chocoladefabriken Lindt & Spruengli AG	12	1,450
Cie Financiere Richemont SA, Cl A	26,152	3,992
DocMorris *	6,049	608
dormakaba Holding AG	2,385	1,256
DSM-Firmenich	4,561	519
Givaudan SA	125	557
Julius Baer Group Ltd	469,243	27,132
Kuehne + Nagel International AG (A)	359	100
Logitech International SA	214,936	19,272
Novartis AG	213,254	20,686
On Holding, Cl A *	19,747	699
Sandoz Group *	58,146	1,757
Schindler Holding AG	40,071	10,103
Sonova Holding AG	11,147	3,231
Swatch Group AG/The	29,280	6,807
Swiss Life Holding AG	374	263
Swiss Prime Site AG	10,768	1,017
Swissquote Group Holding SA	3,062	861
Temenos AG	2,448	175
UBS Group AG	1,178,435	36,294
		167,952

Taiwan — 2.1%
Acer Inc	1,111,000	1,620
Apacer Technology Inc	23,000	50
ASE Technology Holding ADR	559,644	6,151
ASROCK	82,000	661
Asustek Computer Inc	168,000	2,223
Compal Electronics Inc	311,000	372
Evergreen Marine Corp Taiwan Ltd	506,000	2,783
Global Lighting Technologies Inc	13,000	21
Hon Hai Precision Industry Co Ltd	6,885,000	33,453

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITE Technology Inc	50,728	$280
MediaTek Inc	272,000	9,859
Micro-Star International Co Ltd	6,000	31
Nova Technology	5,000	29
Novatek Microelectronics Corp	446,000	8,208
Realtek Semiconductor Corp	79,000	1,375
Silicon Motion Technology Corp ADR	47,747	3,674
Taiwan Semiconductor Manufacturing Co Ltd	603,000	14,489
Zyxel Group Corp	100,000	150
		85,429

Thailand — 0.1%
Bangchak Corp PCL NVDR	504,200	615
Bangkok Bank PCL NVDR	307,300	1,171
Lanna Resources PCL NVDR	132,100	51
Mermaid Maritime *	420,400	33
Thai Oil PCL NVDR	161,600	260
		2,130

United Arab Emirates — 0.0%
Dana Gas PJSC	965,331	170
Emaar Development PJSC	55,327	124
Emirates NBD Bank PJSC	142,214	670
		964

United Kingdom — 12.1%
3i Group PLC	103,460	3,671
4imprint Group PLC	596	48
AG Barr PLC	10,962	81
AJ Bell PLC	26,807	102
AstraZeneca PLC	167,703	22,621
BAE Systems PLC	513,250	8,750
Balfour Beatty PLC	3,539	17
Barclays PLC	14,371,570	33,260
Barclays PLC ADR	56,775	536
Berkeley Group Holdings PLC	71,908	4,322
BP PLC	2,872,450	17,987
BP PLC ADR	221,051	8,329
Breedon Group	7,305	35
British American Tobacco PLC	360,722	10,964
Centrica PLC	7,030,009	11,336
Coca-Cola Europacific Partners PLC	17,860	1,249
Compass Group PLC	414,845	12,174
Computacenter PLC	34,397	1,171
Diageo PLC	1,032,332	38,151
easyJet PLC	51,242	369
Ferrexpo PLC *	383,928	212
Greggs PLC	71,696	2,603
HSBC Holdings PLC	2,913,611	22,783
International Consolidated Airlines Group SA *	969,024	2,164
Intertek Group PLC	205,573	12,946
Investec PLC	1,209,195	8,091

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J Sainsbury PLC	5,539,123	$18,921
Just Group PLC	389,824	518
Kingfisher PLC	1,388,505	4,375
Legal & General Group PLC	2,324,937	7,472
Man Group PLC/Jersey	834,115	2,818
NatWest Group PLC	7,475,606	25,073
Ninety One PLC	348,352	752
Pagegroup PLC	214,227	1,214
Polar Capital Holdings PLC	163	1
Reckitt Benckiser Group PLC	642,212	36,605
RELX PLC	262,262	11,363
Rolls-Royce Holdings PLC *	6,987,947	37,667
Sage Group PLC/The	439,261	7,022
Segro PLC ‡	341,862	3,903
Smith & Nephew PLC	1,384,936	17,348
Speedy Hire PLC	81,426	26
Standard Chartered PLC	1,639,069	13,902
Tesco PLC	7,436,276	27,862
Travis Perkins PLC	1,365,989	12,586
Unilever PLC	416,347	20,909
Vodafone Group PLC	3,892,519	3,465
WH Smith PLC	395,162	6,574
Whitbread PLC	19,547	818
Wise PLC, Cl A *	2,367	28
		485,194

United States — 10.1%
Accenture PLC, Cl A	15,203	5,269
Aon PLC, Cl A	23,307	7,778
Arch Capital Group Ltd *	74,683	6,904
Atlassian Corp Ltd, Cl A *	40,487	7,899
CRH	173,363	14,954
CRH PLC	3,585	309
CyberArk Software *	17,470	4,641
EPAM Systems Inc *	12,270	3,388
Experian PLC	367,192	16,022
Ferguson PLC	35,673	7,807
GSK PLC	678,636	14,648
GSK PLC ADR	108,538	4,653
Holcim AG	118,750	10,766
ICON PLC ADR *	35,280	11,852
James Hardie Industries PLC *	419,109	16,846
Linde PLC	11,429	5,307
Medtronic PLC	162,014	14,120
Monday.com Ltd *	39,723	8,972
Navigator Holdings	2,091	32
Nestle SA	167,417	17,797
Newmont	9,650	338
RHI Magnesita NV	760	34
Roche Holding AG	329,570	84,048
Sanofi	426,531	41,901
Schneider Electric SE	22,295	5,048
Shell PLC	1,399,131	46,775

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spotify Technology *	47,653	$12,576
Stellantis NV	703,403	20,014
STERIS PLC	24,983	5,617
Tenaris	123,519	2,443
Tenaris SA ADR	58,778	2,308
Waste Connections Inc	33,688	5,795
		406,861

Total Common Stock
(Cost $3,181,456) ($ Thousands)		3,809,029

PREFERRED STOCK — 0.5%
Brazil — 0.0%
Petroleo Brasileiro SA (B)	190,600	1,428
Usinas Siderurgicas de Minas Gerais SA Usiminas (B)	172,700	346
		1,774

Germany — 0.5%
FUCHS PETROLUB SE, 2.800%	3,890	193
Henkel AG & Co KGaA (B)	171,862	13,828
Schaeffler AG (B)	113,002	763
Volkswagen AG, 7.200%	48,366	6,416
		21,200

Total Preferred Stock
(Cost $23,400) ($ Thousands)		22,974

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, LP
5.340% **†(C)	99,919,037	99,949

Total Affiliated Partnership
(Cost $99,938) ($ Thousands)		99,949

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	63,619,405	63,619
Total Cash Equivalent
(Cost $63,619) ($ Thousands)		63,619
Total Investments in Securities — 99.2%
(Cost $3,368,413) ($ Thousands)		$3,995,571

SEI Institutional International Trust

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	455	Jun-2024	$24,651	$24,791	$315
FTSE 100 Index	139	Jun-2024	13,914	14,026	182
Hang Seng Index	16	Apr-2024	1,695	1,694	–
SPI 200 Index	55	Jun-2024	7,047	7,133	123
TOPIX Index	98	Jun-2024	17,811	17,803	15
			$65,118	$65,447	$635

A list of the open OTC Swap agreement held by the Fund at March 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	02/03/2027	USD	29,595	$3,243	$–	$3,243
								$3,243	$–	$3,243

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of March 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

15,738	ASML Holding N.V. New York Registry Shar	$14,797	$443	50.0%
599,800	TOYOTA MOTOR CORP	14,236	821	48.1
106,237	CRH PLC	8,911	266	30.1
8,354	MH MOET HENNESSY LOUIS VUITT	7,843	(344)	26.5
29,486	AIR LIQUIDE	6,265	(138)	21.2
26,743	SCHNEIDER SA	6,260	(219)	21.2
170,092	UNICREDITO SPA	6,093	491	20.6
59,600	HITACHI LTD	4,977	429	16.8
1,158,885	TESCO PLC	4,246	86	14.3
87,886	RELX PLC	3,779	14	12.8
28,566	VINCI SA	3,639	17	12.3
93,807	SHELL PLC	3,058	46	10.3
97,854	ASSOCIATED BRITISH FOODS PLC	2,920	162	9.9
101,553	HALMA PLC	2,864	167	9.7
540,834	ROLLS-ROYCE HOLDINGS PLC	2,711	198	9.2
23,737	INTERCONTINENTAL HOTELS GROU	2,439	27	8.2
181,207	NATIONAL GRID PLC	2,420	14	8.2
114,493	GSK PLC	2,402	65	8.1
21,019	NEXT PLC	2,277	170	7.7
159,230	CREDIT AGRICOLE	2,257	117	7.6
68,764	COCA-COLA HBC AG-DI	2,173	(3)	7.3
192,426	VIVENDI	2,089	5	7.1
132,633	SAGE GROUP PLC/THE	2,050	110	6.9
280,375	B&M EUROPEAN VALUE RETAIL SA	1,930	(1)	6.5
58,723	3I GROUP PLC	1,911	168	6.5
560,197	MARKS & SPENCER GROUP PLC	1,755	117	5.9
110,634	VISTRY GROUP PLC	1,722	(6)	5.8
18,472	KINGSPAN GROUP	1,673	8	5.7

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

741,061	BARCLAYS PLC	1,666	45	5.6%
11,095	GTT	1,650	6	5.6
35,855	ACCOR SA	1,628	45	5.5
255,579	BP PLC	1,599	(2)	5.4
60,759	KLEPIERRE	1,577	45	5.3
25,696	BERKELEY GROUP HOLDINGS/THE	1,535	6	5.2
773,015	TRITAX BIG BOX REIT PLC	1,459	72	4.9
199,934	RIGHTMOVE PLC	1,441,126	(56)	4.9
18,445	UNIBAIL-RODAMCO-WESTFIELD	1,423,075	58	4.8
118,189	UNITE GROUP PLC/THE	1,422,104	35	4.8
213,095	BABCOCK INTL GROUP PLC	1,392,099	5	4.7
12,995	PUBLICIS	1,396,919	18	4.7
33,811	WHITBREAD PLC	1,383,522	29	4.7
26,516	UNILEVER PLC	1,300,870	28	4.4
53,251	HIKMA PHARMACEUTICALS PLC	1,252,988	60	4.2
18,385	TOTALENERGIES SE	1,250,699	23	4.2
87,175	MEDIOBANCA	1,243,401	54	4.2
320,881	ASCENTIAL PLC	1,224,724	4	4.1
17,436	AMUNDI SA	1,139,059	57	3.8
343,918	MAN GROUP PLC/JERSEY	1,116,766	43	3.8
25,630	DIPLOMA PLC	1,103,615	99	3.7
174,693	AVIVA PLC	1,073,582	20	3.6
7,165	ARM HOLDINGS PLC	917,959	(24)	3.1
435,669	INTL CONSOLIDATED AIRLINE-DI	878,271	94	3.0
113,580	YELLOW CAKE PLC	858,766	3	2.9
6,588	GAMES WORKSHOP GROUP PLC	836,760	(3)	2.8
48,215	PERSIMMON PLC	790,828	24	2.7
31,085	TECHNIP ENERGIES NV	786,566	(4)	2.7
17,804	EXPERIAN PLC	757,332	18	2.6
7,486	GECINA SA	756,048	8	2.6
59,286	WISE PLC - A	696,967	(3)	2.4
2,002	ICON PLC	670,190	1	2.3
215,873	MONEYSUPERMARKET.COM	646,277	(24)	2.2
44,077	BURFORD CAPITAL LTD	642,378	48	2.2
7,026	EURONEXT NV	661,717	6	2.2
2,995	FLUTTER ENTERTAINMENT PLC	645,308	(49)	2.2
2,946	SAFRAN SA	651,257	16	2.2
16,574	SPIE SA - W/I	630,519	(9)	2.1
26,269	ELIS SA	580,042	16	2.0
5,008	LONDON STOCK EXCHANGE GROUP	602,357	(3)	2.0
152,692	CONVATEC PLC	551,352	-	1.9
94,909	DARKTRACE PLC	551,722	(29)	1.9
30,875	VALLOUREC	564,194	8	1.9
56,801	AUTO TRADER GROUP PLC	546,330	(45)	1.8
220,635	LONDONMETRIC PROPERTY PLC	536,016	29	1.8
218,901	IWG PLC	504,753	28	1.7
100,540	BRITISH LAND CO PLC	471,601	29	1.6
57,629	LAND SECURITIES GROUP PLC	452,833	25	1.5
2,629	EIFFAGE	294,260	5	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(342,700)	KYOCERA CORP	($4,786)	$236	(16.2)%
(123,300)	AGC INC	(4,514)	56	(15.3)
(275,100)	SKYLARK HOLDINGS CO LTD	(4,266)	(81)	(14.4)
(139,200)	DMG MORI CO LTD	(3,695)	41	(12.5)
(23,000)	NITORI HOLDINGS CO LTD	(3,515)	53	(11.9)
(155,000)	OSAKA GAS CO LTD	(3,442)	(31)	(11.6)

SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(481,300)	SHIMIZU CORP	(3,112)	19	(10.5)%
(176,000)	FUJITSU LTD	(2,885)	79	(9.7)
(139,600)	WELCIA HOLDINGS CO LTD	(2,502)	134	(8.5)
(150,700)	MARUBENI CORP	(2,481)	(113)	(8.4)
(18,571)	SPIRAX-SARCO ENGINEERING PLC	(2,490)	137	(8.4)
(76,600)	SUNTORY BEVERAGE FOOD LTD	(2,457)	(125)	(8.3)
(286,100)	RICOH CO LTD	(2,443)	(88)	(8.3)
(584,600)	OJI HOLDINGS CORP	(2,360)	(60)	(8.0)
(109,500)	YAMAHA CORP	(2,354)	2	(8.0)
(81,400)	TOTO LTD	(2,332)	58	(7.9)
(168,900)	SG HOLDINGS CO LTD	(2,181)	48	(7.4)
(208,800)	HULIC CO LTD	(2,120)	(15)	(7.2)
(140,800)	SEINO HOLDINGS CO LTD	(2,009)	82	(6.8)
(13,553)	COLOPLAST B	(1,859)	33	(6.3)
(82,000)	SEKISUI HOUSE LTD	(1,833)	(24)	(6.2)
(105,000)	MITSUBISHI ELECTRIC CORP	(1,775)	27	(6.0)
(39,883)	QIAGEN NV	(1,756)	45	(5.9)
(42,300)	YASKAWA ELECTRIC CORP	(1,747)	(39)	(5.9)
(104,100)	SEEK LTD	(1,752)	54	(5.9)
(46,900)	HAMAMATSU PHOTONICS KK	(1,687)	44	(5.7)
(94,500)	NABTESCO CORP	(1,644)	68	(5.6)
(542,900)	YAMADA HOLDINGS CO LTD	(1,620)	51	(5.5)
(1,137,440)	MIRVAC GROUP	(1,621)	(127)	(5.5)
(290,100)	NSK LTD	(1,599)	(48)	(5.4)
(147,075)	KINNEVIK B	(1,606)	(41)	(5.4)
(31,400)	NIPPON EXPRESS HOLDINGS INC	(1,575)	(21)	(5.3)
(15,400)	HIROSE ELECTRIC CO LTD	(1,550)	(24)	(5.2)
(95,800)	ELECTRIC POWER DEVELOPMENT CO LTD	(1,515)	(51)	(5.1)
(81,000)	UBE CORP	(1,415)	(21)	(4.8)
(162,702)	ELECTROLUX B	($1,433)	($20)	(4.8)
(177,800)	ASAHI KASEI CORP	(1,324)	26	(4.5)
(35,800)	ZENKOKU HOSHO CO LTD	(1,303)	26	(4.4)
(103,089)	CNH INDUSTRAL NV	(1,272)	(61)	(4.3)
(63,300)	FURUKAWA ELECTRIC CO LTD	(1,278)	(51)	(4.3)
(48,600)	SBI HOLDINGS INC	(1,257)	(11)	(4.2)
(131,100)	KS HOLDINGS CORP	(1,172)	48	(4.0)
(155,452)	TATE & LYLE PLC	(1,176)	(35)	(4.0)
(124,123)	RS GROUP PLC	(1,148)	11	(3.9)
(35,000)	MITSUBISHI LOGISTICS CORP	(1,124)	(5)	(3.8)
(265,089)	LENDLEASE GROUP	(1,135)	24	(3.8)
(214,216)	SCHRODERS PLC	(1,065)	7	(3.6)
(68,400)	SUMCO CORP	(1,069)	(5)	(3.6)
(29,800)	NH FOODS LTD	(1,047)	53	(3.5)
(79,800)	LIXIL CORP	(1,027)	47	(3.5)
(28,700)	HOSHIZAKI CORP	(1,050)	8	(3.5)
(72,700)	OLYMPUS CORP	(1,031)	(11)	(3.5)
(296,725)	ENDEAVOUR GROUP LTD/AUSTRALI	(1,021)	(44)	(3.5)
(60,200)	MITSUBISHI ESTATE CO LTD	(1,007)	(83)	(3.4)
(532,100)	SATS LTD	(1,014)	(10)	(3.4)
(243,904)	BANK OF QUEENSLAND LTD	(979)	(25)	(3.3)
(257,537)	NOKIA OYJ	(942)	29	(3.2)
(60,597)	TOMRA SYSTEMS	(912)	(34)	(3.1)
(167,900)	RAKUTEN GROUP INC	(867)	(81)	(2.9)
(63,000)	NOK CORP	(853)	(7)	(2.9)
(866,300)	MAPLETREE PAN ASIA COMMERCIAL	(829)	9	(2.8)
(36,387)	INTERNATIONAL GAME TECHNOLOG	(787)	(41)	(2.7)
(27,260)	JSR CORP	(789)	10	(2.7)
(5,252)	REPLY SPA	(755)	12	(2.6)
(24,890)	KONINKLIJKE AHOLD DELHAIZE NV	(747)	3	(2.5)
(81,000)	HAKUHODO DY HOLDINGS INC	(717)	(9)	(2.4)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(33,700)	ADEKA CORP	(717)	9	(2.4)%
(80,400)	LION CORP	(723)	6	(2.4)
(89,159)	HUSQVARNA B	(722)	(40)	(2.4)
(49,400)	USHIO INC	(670)	41	(2.3)
(40,800)	ROHM CO LTD	(681)	31	(2.3)
(74,900)	AEON FINANCIAL SERVICE CO LTD	(672)	(8)	(2.3)
(40,200)	MSAD INSURANCE GROUP HOLDINGS INC	(689)	(17)	(2.3)
(425,019)	NATIONAL STORAGE REIT	(677)	12	(2.3)
(60,327)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(688)	3	(2.3)
(25,800)	TSUMURA CO	(639)	(2)	(2.2)
(54,700)	AEON MALL CO LTD	(645)	2	(2.2)
(71,186)	BILLERUD AB	(657)	18	(2.2)
(191,000)	HK LAND HOLDINGS	(619)	3	(2.1)
(457,200)	PERSOL HOLDINGS CO LTD	(630)	(7)	(2.1)
(4,489)	CARL ZEISS MEDITEC AG	(588)	22	(2.0)
(2,800)	MARUWA CO LTD	(587)	4	(2.0)
(394,750)	JD SPORTS FASHION PLC	(578)	(91)	(2.0)
(484,105)	XINYI GLASS	(567)	55	(1.9)
(32,100)	MITSUBISHI GAS CHEMICAL CO INC	(566)	30	(1.9)
(69,100)	THE CHIBA BANK LTD	(554)	(19)	(1.9)
(696,700)	SUNTEC REIT	(557)	1	(1.9)
(194,646)	KINGFISHER PLC	(572)	(41)	(1.9)
(20,047)	SIGNIFY NV	(566)	(51)	(1.9)
(70,274)	NORDIC VLSI	(563)	8	(1.9)
(48,655)	WORLDLINE SA	(552)	(50)	(1.9)
(7,540)	DKSH N	(540)	8	(1.8)
(18,000)	SUMITOMO METAL MINING CO LTD	(537)	5	(1.8)
(15,100)	JACCS CO LTD	(547)	1	(1.8)
(35,480)	BURBERRY GROUP PLC	(537)	(6)	(1.8)
(60,035)	PENNON GROUP PLC	(525)	35	(1.8)
(59,600)	BIC CAMERA INC	(513)	9	(1.7)
(57,800)	ANRITSU CORP	(495)	29	(1.7)
(252,000)	CAPITALAND INVESTMENT LTD/SI	(503)	3	(1.7)
(41,687)	BREMBO SPA	(516)	(17)	(1.7)
(91,256)	ST JAMES'S PLACE PLC	(494)	(40)	(1.7)
(21,649)	CORPORACION ACCIONA ENERGIAS RENOVABLES	(479)	8	(1.6)
(43,000)	EXEO GROUP INC	(458)	4	(1.5)
(127,951)	ATLAS ARTERIA	(440)	(5)	(1.5)
(355,000)	NEW WORLD DEV	(425)	51	(1.4)

Percentages are based on Net Assets of $4,025,936 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2024 was $99,949 ($ Thousands).

SEI Institutional International Trust

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,809,029	–	–	3,809,029
Preferred Stock	22,974	–	–	22,974
Affiliated Partnership	–	99,949	–	99,949
Cash Equivalent	63,619	–	–	63,619
Total Investments in Securities	3,895,622	99,949	–	3,995,571

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	635	–	–	635
Unrealized Depreciation	–	–	–	–
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	3,243	–	3,243
Total Other Financial Instruments	635	3,243	–	3,878

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$7,071	$292,011	$(199,102)	$(4)	$(27)	$99,949	$84	$—
SEI Daily Income Trust, Government Fund, Institutional Class	34,469	369,344	(340,194)	—	—	63,619	987	—
Totals	$41,540	$661,355	$(539,296)	$(4)	$(27)	$163,568	$1,071	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 92.6%
Austria — 0.3%
Erste Group Bank AG	116,083	$5,178

Brazil — 4.7%
Ambev SA	319,100	798
Ambev SA ADR	468,113	1,161
Arcos Dorados Holdings Inc, Cl A	174,330	1,939
B3 SA - Brasil Bolsa Balcao	283,229	679
Banco BTG Pactual SA	55,843	408
Banco do Brasil SA	381,915	4,325
BB Seguridade Participacoes SA	129,034	840
Centrais Eletricas Brasileiras SA	57,507	479
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	18,362	309
Cia Energetica de Minas Gerais ADR	328,889	812
CPFL Energia SA	762,895	5,313
Embraer ADR *	219,437	5,846
Engie Brasil Energia SA	70,117	563
Equatorial Energia SA	22,172	145
Gerdau SA ADR	63,727	282
Klabin SA	130,703	659
Lojas Renner SA	241,300	816
MercadoLibre Inc *	1,764	2,667
Natura & Co Holding SA	2,950,700	10,487
Petroleo Brasileiro SA ADR *	245,416	3,733
PRIO SA	319,066	3,097
Raia Drogasil SA	85,515	469
Sendas Distribuidora S/A	2,497,700	7,395
SLC Agricola SA	75,524	298
Suzano SA	68,056	870
Telefonica Brasil SA	55,222	557
TIM SA/Brazil	1,763,900	6,269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TIM SA/Brazil ADR	38,243	$679
Vale SA	188,900	2,303
Vale SA ADR, Cl B	161,782	1,972
Vibra Energia SA	126,451	632
WEG SA	441,766	3,381
XP Inc, Cl A	114,277	2,932
YDUQS Participacoes SA	450,700	1,631
		74,746

Canada — 0.4%
Capstone Copper Corp *	288,802	1,840
Ivanhoe Mines Ltd, Cl A *	343,707	4,104
		5,944

Chile — 0.6%
Banco de Chile	78,814,826	8,759
Banco Santander Chile ADR	17,837	354
Cencosud SA	220,791	383
Enel Chile ADR	72,258	220
Sociedad Quimica y Minera de Chile SA ADR (A)	5,033	247
		9,963

China — 22.8%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	591,300	1,443
3SBio Inc	497,592	380
AAC Technologies Holdings Inc	731,421	2,453
Agricultural Bank of China Ltd, Cl H	8,241,463	3,475
Alibaba Group Holding Ltd	4,296,372	38,564
Aluminum Corp of China Ltd, Cl A	833,082	820
Anhui Conch Cement Co Ltd, Cl H	1,138,500	2,368
ANTA Sports Products Ltd	29,078	309
Asymchem Laboratories Tianjin, Cl A	24,150	298
Avary Holding Shenzhen, Cl A	142,300	465
Baidu Inc ADR *	143,224	15,079
Bank of Beijing, Cl A	536,964	420
Bank of China Ltd, Cl H	11,354,701	4,686
Bank of Communications Co Ltd, Cl H	2,990,707	1,964
Bank of Jiangsu Co Ltd, Cl A	355,467	386
Baoshan Iron & Steel Co Ltd, Cl A	489,876	439
BeiGene Ltd ADR *	881	138
Beijing Enterprises Holdings Ltd	302,758	878
Beijing New Building Materials, Cl A	96,100	380
BOE Technology Group Co Ltd, Cl A	733,161	409
Bosideng International Holdings Ltd	2,850,050	1,424
Budweiser Brewing Co APAC Ltd	1,083,800	1,595
BYD Co Ltd, Cl H	221,256	5,699
BYD Electronic International Co Ltd	127,000	468
Centre Testing International Group, Cl A	1,025,000	1,787
China CITIC Bank Corp Ltd, Cl H	1,020,874	544
China Communications Services Corp Ltd, Cl H	4,490,712	2,094
China Construction Bank Corp, Cl H	10,114,171	6,100

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
China Everbright Bank Co Ltd, Cl H	2,707,900	$778
China Life Insurance Co Ltd, Cl H	174,628	210
China Medical System Holdings Ltd	1,620,425	1,702
China Meidong Auto Holdings Ltd	7,430,000	2,867
China Mengniu Dairy Co Ltd	150,000	322
China Merchants Bank Co Ltd, Cl H	100,500	397
China Overseas Land & Investment Ltd	1,688,500	2,429
China Pacific Insurance Group Co Ltd, Cl H	321,858	563
China Petroleum & Chemical Corp, Cl H	1,129,579	641
China Resources Beer Holdings Co Ltd	76,000	350
China Resources Land Ltd	3,630,955	11,482
China Shenhua Energy Co Ltd, Cl H	151,124	594
China Tower Corp Ltd, Cl H	6,790,000	781
Chinasoft International Ltd	909,101	548
Chongqing Brewery Co Ltd, Cl A	240,500	2,150
Chongqing Changan Automobile, Cl A	166,000	394
Chow Tai Fook Jewellery Group Ltd	56,121	83
CITIC Ltd	780,605	750
CITIC Securities Co Ltd, Cl H	585,000	964
CMOC Group Ltd, Cl A	502,646	568
CSPC Pharmaceutical Group Ltd	434,000	341
Daqin Railway Co Ltd, Cl A	307,900	312
FAW Jiefang Group Co Ltd, Cl A *	243,400	304
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,583,997	8,675
Fuyao Glass Industry Group Co Ltd, Cl H	128,000	644
Ganfeng Lithium Group, Cl A	204,400	1,016
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	640
GRG Banking Equipment, Cl A	172,800	287
Guangzhou Automobile Group Co Ltd, Cl H	4,654,000	1,909
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	609,089	4,770
Haidilao International Holding Ltd	2,353,500	5,311
Haier Smart Home Co Ltd, Cl A	3,918,061	12,544
Heilongjiang Agriculture Co Ltd, Cl A	455,900	760
HLA Corp Ltd, Cl A	300,900	365
Huayu Automotive Systems Co Ltd, Cl A	155,100	353
Industrial & Commercial Bank of China Ltd, Cl H	25,434,910	12,804
iQIYI Inc ADR *	2,099,281	8,880
JD Logistics Inc *	170,626	174
JD.com Inc ADR	45,130	1,236
JD.com Inc, Cl A	380,900	5,251
Jiangsu Yuyue Medical Equipment & Supply, Cl A	105,100	496
Jointown Pharmaceutical Group Co Ltd, Cl A	308,670	340
JOYY Inc ADR	8,956	275
Kanzhun ADR	26,711	468
Kingsoft Corp Ltd	413,300	1,273
Kuaishou Technology, Cl B *	106,770	669
Kunlun Energy Co Ltd	7,168,635	5,981

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kweichow Moutai Co Ltd, Cl A	1,694	$399
Lenovo Group Ltd	2,806,000	3,252
Lens Technology Co Ltd, Cl A	207,800	390
Li Auto Inc ADR *	46,611	1,411
Li Ning Co Ltd	64,198	171
Lingyi iTech Guangdong, Cl A	519,500	392
Lufax Holding ADR	198,040	836
Meituan, Cl B *	794,085	9,821
MINISO Group Holding ADR	16,194	332
NetEase Inc	772,030	16,059
NetEase Inc ADR	24,408	2,525
New Oriental Education & Technology Group Inc *	510,545	4,446
NIO Inc ADR *	36,692	165
Nongfu Spring Co Ltd, Cl H	84,200	455
Offshore Oil Engineering Co Ltd, Cl A	407,100	359
PDD Holdings Inc ADR *	28,336	3,294
People's Insurance Co Group of China Ltd/The, Cl H	1,426,084	456
PetroChina Co Ltd, Cl H	3,410,506	2,915
PICC Property & Casualty Co Ltd, Cl H	9,519,638	12,553
Ping An Insurance Group Co of China Ltd, Cl H	3,814,884	16,110
Pop Mart International Group Ltd	126,600	465
Qifu Technology Inc ADR	35,200	649
Sany Heavy Equipment International Holdings	245,366	158
Satellite Chemical Co Ltd, Cl A *	155,397	367
SF Holding Co Ltd, Cl A	585,600	2,944
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	72,301	45
Shanghai Construction Group, Cl A	619,800	200
Shanghai Electric Group, Cl A *	480,200	279
Shanghai Rural Commercial Bank Co Ltd, Cl A	426,662	390
Shanxi Coking Coal Energy Group, Cl A	227,400	321
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	362
Shenzhen Envicool Technology, Cl A	834,208	3,518
Shenzhen International Holdings Ltd	18,203	14
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	22,500	871
Shenzhen Transsion Holdings, Cl A	18,000	407
Shenzhou International Group Holdings Ltd	19,581	185
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	91,800	384
Sinopharm Group Co Ltd, Cl H	272,822	699
Sinotruk Hong Kong Ltd	39,977	98
Sungrow Power Supply, Cl A	95,000	1,356
Tencent Holdings Ltd	617,424	23,967
Tencent Music Entertainment Group ADR *	32,272	361
Topsports International Holdings Ltd	2,631,541	1,762
TravelSky Technology Ltd, Cl H	279,992	339
Trip.com Group Ltd *	110,450	4,872

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trip.com Group Ltd ADR *	12,837	$563
Tsingtao Brewery Co Ltd, Cl A	33,289	388
Uni-President China Holdings Ltd	185,190	132
Vipshop Holdings Ltd ADR	788,026	13,042
Weichai Power Co Ltd, Cl A	159,300	359
Weichai Power Co Ltd, Cl H	215,000	410
WuXi AppTec Co Ltd, Cl H	26,600	126
Wuxi Biologics Cayman Inc *	125,221	229
Xiaomi Corp, Cl B *	920,192	1,757
Xinyi Solar Holdings Ltd	7,340,458	5,684
Yadea Group Holdings Ltd	212,439	344
Yangzijiang Shipbuilding Holdings Ltd	282,820	400
Youngor Fashion, Cl A	127,249	123
Yuexiu Property Co Ltd	398,165	219
Yum China Holdings Inc	67,893	2,701
Yunnan Aluminium, Cl A	224,485	423
Yunnan Botanee Bio-Technology Group, Cl A	232,580	1,914
Yunnan Chihong Zinc&Germanium, Cl A	190,300	146
Yutong Bus, Cl A	1,385,500	3,600
Zangge Mining, Cl A	95,900	395
Zhejiang Expressway Co Ltd, Cl H	848,000	544
Zhejiang Supor Co Ltd, Cl A	53,522	424
Zhongjin Gold, Cl A	224,553	384
Zijin Mining Group Co Ltd, Cl H	250,600	500
Zoomlion Heavy Industry Science and Technology Co Ltd	5,310,000	3,291
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	372,669	414
ZTE Corp, Cl H	282,385	563
ZTO Express Cayman Inc ADR	37,358	782
		360,927

Colombia — 0.1%
Bancolombia SA ADR, Cl R	59,475	2,035

Greece — 1.1%
Alpha Services and Holdings SA *	4,609,065	8,114
Eurobank Ergasias Services and Holdings SA *	3,458,278	6,655
Motor Oil Hellas Corinth Refineries SA	31,512	940
National Bank of Greece SA *	79,078	620
OPAP SA	17,312	312
Piraeus Financial Holdings *	53,998	226
		16,867

Hong Kong — 0.8%
AIA Group Ltd	1,184,000	7,950
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	10
China High Precision Automation Group Ltd *(B)	1,385,624	19
Orient Overseas International Ltd	17,500	209
Vitasoy International Holdings Ltd	4,730,000	4,055

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WH Group Ltd	773,007	$510
		12,753

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	394,150	3,198
OTP Bank Nyrt	243,305	11,203
Richter Gedeon Nyrt	151,960	3,857
		18,258

India — 12.4%
Apollo Hospitals Enterprise Ltd	31,201	2,378
Apollo Tyres Ltd	66,980	375
Ashok Leyland Ltd	1,595,708	3,276
Asian Paints Ltd	13,970	477
Aurobindo Pharma Ltd	37,865	494
Axis Bank Ltd	105,809	1,329
Bajaj Auto Ltd	3,405	373
Bajaj Finance Ltd	7,426	645
Bank of Baroda	103,006	326
Bharat Electronics Ltd	385,239	931
Bharat Petroleum Corp Ltd	403,575	2,915
Bharti Airtel Ltd	253,569	3,735
Britannia Industries Ltd	9,238	544
Canara Bank	403,524	2,811
Cipla Ltd/India	25,418	456
Coal India Ltd	102,705	535
Cummins India Ltd	7,260	262
DLF Ltd	249,069	2,679
Dr Reddy's Laboratories Ltd	12,775	943
Dr Reddy's Laboratories Ltd ADR	113,410	8,319
Exide Industries Ltd	728,076	2,659
Federal Bank Ltd	228,899	412
GAIL India Ltd	156,316	339
Godrej Consumer Products Ltd	22,275	334
Grasim Industries Ltd	30,502	837
Great Eastern Shipping Co Ltd/The	29,061	349
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	13,433	101
HCL Technologies Ltd	575,513	10,651
HDFC Asset Management Co Ltd	21,783	980
HDFC Bank Ltd	767,692	13,327
HDFC Bank Ltd ADR	169,631	9,494
Hero MotoCorp Ltd	69,713	3,947
Hindalco Industries Ltd	110,106	740
Hindustan Aeronautics	22,845	911
Hindustan Unilever Ltd	22,334	606
ICICI Bank Ltd	527,220	6,911
ICICI Bank Ltd ADR	613,828	16,211
Indian Oil Corp Ltd	220,408	443
Indraprastha Gas Ltd	61,945	320
Infosys Ltd	107,108	1,924
Infosys Ltd ADR	692,760	12,421
InterGlobe Aviation Ltd *	5,093	217

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ITC Ltd	140,026	$719
Jindal Steel & Power Ltd	91,654	933
Jio Financial Services *	139,783	593
JSW Energy	504,289	3,198
JSW Steel Ltd	29,834	297
Kotak Mahindra Bank Ltd	21,770	466
KPIT Technologies Ltd	151,906	2,707
L&T Finance Holdings	198,131	376
Larsen & Toubro Ltd	45,182	2,039
Lupin	22,688	440
Mahindra & Mahindra Ltd	35,836	826
Mahindra & Mahindra Ltd GDR	340,986	7,945
Manappuram Finance Ltd	177,099	368
Maruti Suzuki India Ltd	31,907	4,820
Max Healthcare Institute	67,122	660
MRF	141	226
Muthoot Finance Ltd	32,304	573
Nestle India	16,137	507
NTPC Ltd	366,016	1,474
Oil & Natural Gas Corp Ltd	250,859	806
Petronet LNG Ltd	1,111,395	3,507
PI Industries	9,601	445
Polycab India	5,015	305
Power Finance Corp Ltd	139,220	651
Power Grid Corp of India Ltd	1,276,516	4,238
Reliance Industries Ltd	390,512	13,914
Samvardhana Motherson International Ltd	362,529	509
SBI Life Insurance Co Ltd	36,675	660
Shriram Transport Finance Co Ltd	106,756	3,021
Siemens Ltd	10,829	698
Sobha Ltd	97,894	1,700
State Bank of India	111,160	1,003
Sun Pharmaceutical Industries Ltd	44,633	867
Tata Communications	7,458	180
Tata Consultancy Services Ltd	89,111	4,142
Tata Motors Ltd	123,785	1,473
Tata Steel Ltd	272,490	509
Tech Mahindra Ltd	24,029	360
Titan Co Ltd	12,691	579
Torrent Pharmaceuticals Ltd	49,151	1,533
UltraTech Cement Ltd	9,830	1,149
United Spirits Ltd	13,378	182
UPL Ltd	491,042	2,685
Wipro Ltd	59,534	343
WNS Holdings *	7,788	394
Zomato *	1,733,861	3,786
		196,743

Indonesia — 3.0%
Ace Hardware Indonesia Tbk PT	52,318,000	2,904
Astra International Tbk PT	2,480,252	806
Bank Central Asia Tbk PT	16,087,708	10,223
Bank Mandiri Persero Tbk PT	1,737,487	794

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank Negara Indonesia Persero Tbk PT	1,963,710	$731
Bank Rakyat Indonesia Persero Tbk PT	52,357,368	19,979
Bank Syariah Indonesia	15,917,600	2,721
Indofood CBP Sukses Makmur Tbk PT	747,940	547
Indofood Sukses Makmur Tbk PT	1,141,485	459
Kalbe Farma Tbk PT	62,475,400	5,812
Sumber Alfaria Trijaya Tbk PT	10,484,200	1,924
Telkom Indonesia Persero Tbk PT	2,259,367	494
United Tractors Tbk PT	422,799	645
		48,039

Japan — 0.3%
Unicharm Corp	137,900	4,391

Kazakhstan — 0.1%
NAC Kazatomprom JSC GDR	29,629	1,118

Kuwait — 0.1%
Kuwait Finance House KSCP	187,234	487
Mobile Telecommunications KSCP	191,871	306
National Bank of Kuwait SAKP	239,832	749
		1,542

Malaysia — 0.8%
CIMB Group Holdings Bhd	674,132	934
Gamuda Bhd	3,287,022	3,660
Genting Bhd	256,727	256
Malayan Banking Bhd	421,600	860
Public Bank Bhd	6,905,800	6,145
Tenaga Nasional Bhd	127,300	303
		12,158

Mexico — 3.4%
Alsea SAB de CV *	808,981	3,990
America Movil SAB de CV ADR	52,708	984
Arca Continental SAB de CV	68,201	744
Banco del Bajio SA	79,646	310
Cemex SAB de CV ADR *	550,120	4,957
Coca-Cola Femsa SAB de CV	38,400	371
Fibra Uno Administracion SA de CV ‡	619,914	1,030
Fomento Economico Mexicano SAB de CV	921,100	11,950
Fomento Economico Mexicano SAB de CV ADR	12,774	1,664
Gruma SAB de CV, Cl B	37,499	701
Grupo Aeroportuario del Sureste SAB de CV, Cl B	9,051	286
Grupo Financiero Banorte SAB de CV, Cl O	1,679,427	17,820
Grupo Mexico SAB de CV, Ser B	456,384	2,694
Kimberly-Clark de Mexico SAB de CV, Cl A	149,811	348
Promotora y Operadora de Infraestructura SAB de CV	148,263	1,570
Regional	366,675	3,611
Ternium SA ADR	7,115	296
Vista Energy ADR *	13,921	576

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wal-Mart de Mexico SAB de CV	118,710	$478
		54,380

Panama — 0.2%
Copa Holdings SA, Cl A	29,839	3,108

Peru — 0.2%
Credicorp Ltd	17,623	2,986

Philippines — 0.6%
Ayala Land Inc	5,403,000	3,105
BDO Unibank Inc	1,548,181	4,255
International Container Terminal Services Inc	240,244	1,362
		8,722

Poland — 0.8%
Allegro.eu SA *	32,017	266
Bank Polska Kasa Opieki SA	52,307	2,385
Budimex	3,496	614
KGHM Polska Miedz SA	136,914	3,919
ORLEN SA	16,090	262
Powszechny Zaklad Ubezpieczen SA	395,476	4,841
Santander Bank Polska	2,906	415
		12,702

Qatar — 0.2%
Commercial Bank PSQC/The	367,077	498
Ooredoo QPSC	340,900	992
Qatar Islamic Bank SAQ	137,479	717
Qatar National Bank QPSC	62,541	244
		2,451

Romania — 0.0%
NEPI Rockcastle	102,626	709

Russia — 0.0%
Alrosa PJSC (B)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC	109,206	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (B)	230,389	–
Sberbank of Russia PJSC (B)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *(A)	501,658	–
		—

Saudi Arabia — 2.2%
Al Rajhi Bank	85,280	1,890
Alinma Bank	78,820	920
Arab National Bank	164,650	1,297
Arabian Centres	54,013	366
Arabian Internet & Communications Services	5,532	558
Banque Saudi Fransi	64,666	672

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BinDawood Holding	659,542	$1,551
Bupa Arabia for Cooperative Insurance Co	7,425	522
Catrion Catering Holding	49,538	1,733
Dr Sulaiman Al Habib Medical Services Group Co	8,759	732
Elm Co	2,508	641
Etihad Etisalat Co	311,025	4,362
Leejam Sports Co JSC	10,523	612
Mouwasat Medical Services	13,353	486
National Medical Care	7,994	399
Riyad Bank	67,167	534
SABIC Agri-Nutrients Co	19,894	650
Sahara International Petrochemical Co	49,293	407
Saudi Arabian Oil Co	123,983	1,017
Saudi Aramco Base Oil	10,340	461
Saudi Awwal Bank	47,919	530
Saudi Basic Industries Corp	27,250	567
Saudi National Bank/The	632,782	6,884
Saudi Real Estate *	263,522	1,459
Saudi Telecom Co	249,551	2,635
United Electronics Co	127,635	3,253
		35,138

South Africa — 4.0%
African Rainbow Minerals Ltd ‡	28,717	249
Anglo American Platinum Ltd	19,680	799
AVI Ltd	1,983,620	9,569
Bid Corp Ltd	16,118	393
Capitec Bank Holdings Ltd	65,939	7,298
Clicks Group Ltd	12,833	201
Exxaro Resources Ltd	21,261	190
FirstRand Ltd	235,654	768
Gold Fields Ltd	30,466	489
Gold Fields Ltd ADR	274,985	4,369
Harmony Gold Mining Co Ltd ADR	134,160	1,096
Impala Platinum Holdings Ltd	19,677	81
Kumba Iron Ore Ltd	52,433	1,280
Mr Price Group Ltd	324,516	2,979
MTN Group Ltd	48,722	241
Naspers, Cl N	142,781	25,316
Nedbank Group Ltd	163,697	1,977
Northam Platinum Holdings	10,245	61
Old Mutual Ltd	2,216,707	1,375
Remgro	78,587	507
Sanlam Ltd	218,538	801
Sasol Ltd	21,164	164
Shoprite Holdings Ltd	48,040	628
Sibanye Stillwater Ltd	140,494	161
Standard Bank Group Ltd	106,729	1,044
Woolworths Holdings Ltd/South Africa	134,454	420
		62,456

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
South Korea — 12.5%
Celltrion Inc	4,886	$667
CJ CheilJedang Corp	15,193	3,295
Classys	9,861	260
Coway Co Ltd	74,885	3,132
DB HiTek Co Ltd	3,550	116
DB Insurance Co Ltd	13,289	951
Doosan Bobcat Inc	30,128	1,208
Doosan Enerbility Co Ltd *	56,188	731
Eugene Technology	4,101	130
GS Holdings Corp	11,281	406
HAESUNG DS Co Ltd	4,006	152
Hana Financial Group Inc	506,801	22,173
Hankook Tire & Technology Co Ltd	157,937	6,347
Hanmi Pharm Co Ltd	1,427	362
Hanwha Aerospace Co Ltd	1,833	283
HD Hyundai Co Ltd	8,741	447
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	6,224	556
HPSP Co Ltd	47,094	1,872
Hugel Inc *	4,234	607
Hyundai Glovis Co Ltd	4,512	605
Hyundai Marine & Fire Insurance Co Ltd	18,927	434
Hyundai Mobis Co Ltd	10,322	2,005
Hyundai Motor Co	6,319	1,112
Hyundai Steel Co	84,788	2,003
Industrial Bank of Korea	54,382	563
ISC	19,984	1,476
KB Financial Group Inc	68,794	3,592
Kia Corp	272,669	22,684
Korea Aerospace Industries Ltd	12,112	453
Korean Air Lines Co Ltd	43,204	696
KT Corp	26,472	746
KT&G Corp	4,910	342
Kumho Petrochemical Co Ltd	4,974	519
LG Chem Ltd	18,708	6,114
LG Corp	183,326	11,929
LG Electronics Inc	109,145	7,848
LG Energy Solution Ltd *	821	245
LG Uplus Corp	379,888	2,836
Meritz Financial Group	4,556	276
NAVER Corp	4,196	583
NH Investment & Securities Co Ltd	282,707	2,476
NongShim Co Ltd	953	264
Orion Corp/Republic of Korea	6,020	410
Pan Ocean Co Ltd	72,198	228
POSCO Holdings Inc	1,854	580
Posco International Corp	3,563	141
Samsung C&T Corp	23,810	2,832
Samsung Electronics Co Ltd	971,767	58,324
Samsung Engineering Co Ltd *	16,109	302
Samsung Life Insurance Co Ltd	38,293	2,716

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Samsung SDI Co Ltd	7,838	$2,780
Samsung SDS Co Ltd	4,565	555
Samsung Securities	16,234	491
Shinhan Financial Group Co Ltd	10,458	367
SK Holdings Co Ltd	1,943	264
SK Hynix Inc	96,310	12,748
SK Telecom Co Ltd ADR	5,981	129
S-Oil Corp	5,781	335
Woori Financial Group Inc	41,302	448
		197,146

Taiwan — 14.9%
Accton Technology Corp	23,000	329
Acer Inc	263,000	383
Advantech	581,000	7,389
ASE Technology Holding Co Ltd	218,664	1,059
Catcher Technology Co Ltd	138,826	943
Cathay Financial Holding Co Ltd	447,264	674
Cheng Shin Rubber Industry Co Ltd	277,500	431
Chunghwa Telecom Co Ltd	83,031	326
Compal Electronics Inc	322,689	386
CTBC Financial Holding Co Ltd	17,491,817	17,709
Delta Electronics Inc	299,000	3,200
Elan Microelectronics	71,000	356
Eva Airways Corp	405,000	400
Evergreen Marine Corp Taiwan Ltd	48,000	264
Far EasTone Telecommunications Co Ltd	182,000	460
First Financial Holding Co Ltd	763,180	658
Formosa Chemicals & Fibre Corp	51,000	87
Fositek	79,000	1,913
Foxconn Technology Co Ltd	126,413	257
Fubon Financial Holding Co Ltd	614,500	1,331
Global Unichip Corp	40,000	1,525
Hon Hai Precision Industry Co Ltd	1,442,870	7,011
LandMark Optoelectronics Corp	357,000	1,489
Largan Precision Co Ltd	42,738	3,245
Lite-On Technology Corp	897,636	2,973
Macronix International Co Ltd	4,281,000	3,565
Makalot Industrial Co Ltd	41,986	479
MediaTek Inc	256,443	9,295
Mega Financial Holding Co Ltd	924,072	1,162
Micro-Star International Co Ltd	1,362,451	7,110
MPI	34,203	325
Nan Ya Plastics Corp	446,209	768
Nien Made Enterprise Co Ltd	149,000	1,653
Novatek Microelectronics Corp	46,486	856
Pegatron Corp	120,304	375
Pou Chen Corp	213,547	242
Powertech Technology Inc	139,000	873
President Chain Store Corp	48,947	406
Quanta Computer Inc	153,000	1,339
Radiant Opto-Electronics Corp	74,975	404
Realtek Semiconductor Corp	45,000	783

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RichWave Technology Corp *	210,000	$1,342
Simplo Technology Co Ltd	19,000	268
SinoPac Financial Holdings Co Ltd	1,032,209	693
Sitronix Technology Corp	32,500	305
Supreme Electronics Co Ltd	81,500	188
Synnex Technology International Corp	153,000	375
Taishin Financial Holding Co Ltd	553,001	310
Taiwan Cooperative Financial Holding Co Ltd	289,800	235
Taiwan Semiconductor Manufacturing Co Ltd	3,924,470	94,300
Taiwan Semiconductor Manufacturing Co Ltd ADR	155,438	21,147
Unimicron Technology Corp	736,000	4,370
Uni-President Enterprises Corp	6,514,875	15,553
United Microelectronics Corp	1,811,967	2,944
Voltronic Power Technology	13,500	696
Wiwynn Corp	98,000	6,706
WPG Holdings Ltd	188,071	564
Yuanta Financial Holding Co Ltd	1,262,090	1,187
Zhen Ding Technology Holding Ltd	4,000	16
		235,632

Thailand — 1.4%
Bangkok Bank PCL NVDR	124,369	474
Bangkok Chain Hospital NVDR	505,722	285
Bumrungrad Hospital PCL NVDR	85,163	520
CP ALL PCL NVDR	486,000	726
Kasikornbank PCL NVDR	2,479,700	8,427
Krung Thai Bank PCL NVDR	1,114,230	513
Minor International PCL NVDR	716,185	648
PTT Exploration & Production PCL	1,592,400	6,503
PTT Exploration & Production PCL NVDR	186,460	761
PTT Oil & Retail Business	5,022,400	2,423
PTT Oil & Retail Business NVDR	675,600	326
Supalai PCL NVDR	334,738	193
Thai Oil PCL NVDR	370,600	597
Thanachart Capital PCL NVDR	299,418	423
		22,819

Turkey — 0.5%
Akbank TAS	917,970	1,327
BIM Birlesik Magazalar AS	159,737	1,736
Coca-Cola Icecek AS	28,270	491
Haci Omer Sabanci Holding AS	240,277	616
KOC Holding AS	208,729	1,312
Tofas Turk Otomobil Fabrikasi AS	45,433	383
Turk Hava Yollari AO *	62,362	574
Turkcell Iletisim Hizmetleri AS	267,168	565
Yapi ve Kredi Bankasi AS	933,850	794
		7,798

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	136,587	312

Description	Shares		Market Value ($ Thousands)
COMMON STOCK†† (continued)
Abu Dhabi Islamic Bank PJSC		256,334	$762
ADNOC Logistics & Services		1,992,770	2,198
Aldar Properties PJSC		596,843	897
Dubai Islamic Bank PJSC		1,574,762	2,504
Emaar Properties PJSC		6,632,432	14,720
Emirates NBD Bank PJSC		899,467	4,238
Emirates Telecommunications Group Co PJSC		56,458	282
			25,913

United Kingdom — 0.8%
Unilever PLC		254,308	12,771

United States — 0.2%
Parade Technologies Ltd		90,000	2,587

Vietnam — 0.4%
Vinhomes JSC *		3,250,200	5,676

Total Common Stock
(Cost $1,280,182) ($ Thousands)			1,463,656

PREFERRED STOCK†† — 5.0%
Brazil — 3.3%
Banco Bradesco SA (C)		2,890,800	8,258
Cia Energetica de Minas Gerais (C)		365,239	918
Itau Unibanco Holding SA (C)		309,981	2,152
Itau Unibanco Holding SA ADR (C)		3,108,623	21,543
Itausa SA (C)		231,470	485
Petroleo Brasileiro SA ADR, Cl A (C)		1,015,620	15,133
Usinas Siderurgicas de Minas Gerais SA Usiminas (C)		1,500,800	3,007
			51,496

South Korea — 1.7%
Hyundai Motor Co (C)		79,876	9,340
LG Chem Ltd (C)		13,313	2,967
LG Electronics Inc (C)		38,776	1,337
Samsung Electronics Co Ltd (C)		267,286	13,342
			26,986

Total Preferred Stock
(Cost $67,857) ($ Thousands)			78,482
	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2173 (D)(E)	BRL	8	–

Total Debenture Bond
(Cost $—) ($ Thousands)			–

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.340% **†(F)	423,736	$429

Total Affiliated Partnership
(Cost $424) ($ Thousands)		429

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	21,877,694	21,878
Total Cash Equivalent
(Cost $21,878) ($ Thousands)		21,878
Total Investments in Securities — 99.0%
(Cost $1,370,341) ($ Thousands)		$1,564,445

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	424	Jun-2024	$22,431	$22,239	$(192)

Percentages are based on Net Assets of $1,580,552 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 5).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2024 was $430 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,463,637	–	19	1,463,656
Preferred Stock	78,482	–	–	78,482
Debenture Bond	–	–	–	–
Affiliated Partnership	–	429	–	429
Cash Equivalent	21,878	–	–	21,878
Total Investments in Securities	1,563,997	429	19	1,564,445

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(192)	–	–	(192)
Total Other Financial Instruments	(192)	–	–	(192)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,574	$8,311	$(10,455)	$1	$(2)	$429	$35	$—
SEI Daily Income Trust, Government Fund, Institutional Class	23,146	117,684	(118,952)	—	—	21,878	430	—
Totals	$25,720	$125,995	$(129,407)	$1	$(2)	$22,307	$465	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 95.2%
Australia — 3.9%
Australia Government Bond
4.750%, 04/21/2027	AUD	220	$148
4.500%, 04/21/2033		1,251	851
3.250%, 04/21/2029		2,918	1,869
3.000%, 03/21/2047		753	395
2.750%, 05/21/2041		2,271	1,211
2.500%, 05/21/2030		1,433	872
2.250%, 05/21/2028		3,481	2,154
1.750%, 06/21/2051		2,852	1,089
0.500%, 09/21/2026		2,364	1,430
Commonwealth Bank of Australia
3.768%, 08/31/2027	EUR	310	341
0.125%, 10/15/2029		270	248
Commonwealth Bank of Australia MTN
0.500%, 07/27/2026		410	415
Glencore Capital Finance DAC MTN
1.250%, 03/01/2033		331	287
National Australia Bank
0.010%, 01/06/2029		388	361
National Australia Bank MTN
0.875%, 02/19/2027		555	560
New South Wales Treasury
4.250%, 02/20/2036	AUD	771	478
3.500%, 11/20/2037		1,166	655
2.000%, 03/08/2033		1,010	538
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	634
Treasury Corp of Victoria
2.000%, 09/17/2035		1,105	539
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		3,286	1,498

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Westpac Banking
1.079%, 04/05/2027	EUR	575	$582
Westpac Banking MTN
3.106%, 11/23/2027		216	232
			17,387

Austria — 0.7%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		588	717
3.450%, 10/20/2030		735	829
2.900%, 02/20/2033		603	657
2.100%, 09/20/2117		122	101
1.500%, 02/20/2047		593	481
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		423	506
			3,291

Belgium — 1.5%
Ageas
1.875%, 11/24/2051 (B)		200	177
Anheuser-Busch InBev MTN
9.750%, 07/30/2024	GBP	250	320
KBC Group
4.250%, EUSA5 + 3.594% (B)(C)	EUR	200	206
KBC Group MTN
4.875%, EUSA5 + 2.250%, 04/25/2033 (B)		300	330
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		30	37
3.750%, 06/22/2045		439	510
3.500%, 06/22/2055 (A)		353	390
3.450%, 06/22/2043 (A)		719	800
3.000%, 06/22/2034 (A)		608	666
2.850%, 10/22/2034 (A)		1,146	1,234
1.600%, 06/22/2047 (A)		41	32
0.900%, 06/22/2029 (A)		866	858
0.800%, 06/22/2025 (A)		532	558
0.800%, 06/22/2027 (A)		547	557
			6,675

Brazil — 0.1%
Braskem Netherlands Finance BV
4.500%, 01/10/2028		$200	180
OEC Finance
9.572%cash/0% PIK, 12/26/2046		204	13
6.081%cash/0% PIK, 10/25/2029		122	7
Raizen Fuels Finance
6.450%, 03/05/2034 (A)		200	205
			405

Canada — 8.5%
407 International MTN
5.750%, 02/14/2036	CAD	464	364

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bank of Montreal MTN
0.125%, 01/26/2027	EUR	906	$896
Bank of Nova Scotia
0.010%, 01/14/2027		362	358
Bank of Nova Scotia MTN
0.010%, 12/15/2027		400	385
Bell Telephone of Canada or Bell Canada MTN
5.150%, 02/09/2053	CAD	175	126
3.000%, 03/17/2031		465	308
Canada Housing Trust No. 1
2.100%, 09/15/2029 (A)		1,225	833
Canadian Government Bond
3.500%, 08/01/2025		3,694	2,697
3.500%, 12/01/2045		1,482	1,111
3.250%, 09/01/2028		2,468	1,801
2.750%, 06/01/2033		323	226
2.500%, 12/01/2032		690	474
2.250%, 06/01/2029		2,923	2,043
2.000%, 06/01/2032		1,497	992
1.500%, 06/01/2026		2,408	1,688
Canadian Government Real Return Bond
4.000%, 12/01/2031		671	580
Canadian Pacific Railway
1.350%, 12/02/2024		$805	783
Canadian When Issued Government Bond
3.500%, 09/01/2028	CAD	1,129	824
2.000%, 12/01/2051		1,835	1,024
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,083
CPPIB Capital MTN
0.250%, 04/06/2027		1,765	1,756
CU MTN
5.896%, 11/20/2034	CAD	586	475
Dollarama
5.533%, 09/26/2028		471	361
Enbridge MTN
3.950%, 11/19/2024		800	586
Enbridge Pipelines MTN
2.820%, 05/12/2031		400	261
Energir MTN
6.300%, 10/31/2033		381	314
Finning International
4.445%, 05/16/2028		488	358
Inter Pipeline
5.849%, 05/18/2032		320	239
Loblaw
5.008%, 09/13/2032		483	363
Metro
4.657%, 02/07/2033		490	360
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	298

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.000%, 04/20/2028		$250	$243
3.500%, 04/19/2032		555	508
3.125%, 01/25/2029	EUR	250	270
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		$1,914	1,610
0.500%, 05/06/2025	EUR	1,066	1,113
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		772	738
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,174
Province of Ontario Canada
4.700%, 06/02/2037		570	440
4.650%, 06/02/2041		540	414
2.900%, 12/02/2046		1,419	828
2.800%, 06/02/2048		1,540	876
Province of Ontario Canada MTN
0.375%, 04/08/2027	EUR	1,078	1,076
0.250%, 12/15/2026	GBP	512	577
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	611
3.500%, 12/01/2048		635	409
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	365
Royal Bank of Canada MTN
0.010%, 10/05/2028	EUR	637	599
Saputo
5.250%, 11/29/2029	CAD	472	357
TELUS
5.250%, 11/15/2032		482	363
Toronto-Dominion Bank
5.103%, 01/09/2026		$250	250
Toronto-Dominion Bank MTN
0.864%, 03/24/2027	EUR	877	884
TransCanada PipeLines
5.330%, 05/12/2032	CAD	241	182
			37,854

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (D)		$311	–

Chile — 0.1%
AES Andes
6.300%, 03/15/2029 (A)		202	204
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034 (A)		295	294
			498

China — 11.0%
Agricultural Development Bank of China
3.740%, 07/12/2029	CNY	8,500	1,252
China Development Bank
3.700%, 10/20/2030		9,430	1,401

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.660%, 03/01/2031	CNY	4,680	$695
3.650%, 05/21/2029		18,120	2,655
3.480%, 01/08/2029		17,620	2,557
3.390%, 07/10/2027		16,630	2,378
3.230%, 01/10/2025		20	3
3.120%, 09/13/2031		9,540	1,373
2.820%, 05/22/2033		12,350	1,753
China Government Bond
3.810%, 09/14/2050		15,660	2,634
3.120%, 10/25/2052		40,330	6,129
2.850%, 06/04/2027		15,530	2,195
2.670%, 05/25/2033		20,530	2,901
2.600%, 09/15/2030		28,130	3,947
2.600%, 09/01/2032		18,060	2,531
2.400%, 07/15/2028		37,600	5,239
2.180%, 08/25/2025		26,340	3,656
2.180%, 08/15/2026		36,980	5,130
Export-Import Bank of China
3.180%, 03/11/2032		4,450	644
Prosus MTN
3.061%, 07/13/2031		$213	174
			49,247

Colombia — 1.5%
Colombian TES
13.250%, 02/09/2033	COP	2,359,500	718
10.000%, 07/24/2024		1,500,700	388
9.250%, 05/28/2042		828,200	188
7.750%, 09/18/2030		6,033,100	1,420
7.500%, 08/26/2026		1,818,400	454
7.250%, 10/18/2034		4,221,200	887
7.000%, 03/26/2031		1,906,700	424
7.000%, 06/30/2032		3,692,000	797
6.250%, 07/09/2036		481,100	89
6.000%, 04/28/2028		2,966,000	681
5.750%, 11/03/2027		1,919,300	443
Ecopetrol
8.375%, 01/19/2036		$34	34
Ecopetrol SA
8.625%, 01/19/2029		160	170
			6,693

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	9,760	396
2.000%, 10/13/2033		700	26
1.950%, 07/30/2037		3,220	108
1.200%, 03/13/2031		8,010	288
			818

Denmark — 0.3%
Danske Bank MTN
0.750%, 06/09/2029 (B)	EUR	180	172

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,485	$452
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	187
Orsted MTN
3.625%, 03/01/2026		325	351
			1,162

Finland — 0.3%
Finland Government Bond (A)
3.000%, 09/15/2033		448	492
2.875%, 04/15/2029		329	359
0.125%, 04/15/2052		207	107
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026		200	204
			1,162

France — 6.1%
Agence Francaise de Developpement EPIC
3.500%, 02/25/2033		500	555
0.125%, 09/29/2031		600	521
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (B)		300	320
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(B)		$390	390
BNP Paribas MTN
3.375%, 01/23/2026	GBP	248	304
2.500%, EUAMDB05 + 1.600%, 03/31/2032 (B)	EUR	300	307
BPCE
1.000%, 01/20/2026 (A)		$950	881
BPCE MTN
2.000%, 06/05/2025	AUD	440	277
BPCE SFH
3.125%, 01/24/2028	EUR	400	433
0.625%, 09/22/2027		300	298
BPCE SFH MTN
0.375%, 01/21/2032		800	709
Caisse de Refinancement de l'Habitat MTN
0.125%, 04/30/2027		500	493
Caisse Francaise de Financement Local
1.125%, 06/12/2028		300	300
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		500	540
Cie de Financement Foncier
0.010%, 11/10/2027		600	581
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	497
1.250%, 11/15/2032	EUR	900	845

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CNP Assurances MTN
2.500%, 06/30/2051 (B)	EUR	200	$191
Credit Agricole Assurances
4.750%, 09/27/2048 (B)		200	220
Credit Agricole Home Loan SFH MTN
3.375%, 09/04/2028		300	329
1.250%, 03/24/2031		300	289
0.875%, 08/31/2027		300	301
Credit Mutuel Home Loan SFH
0.750%, 09/15/2027		500	500
French Republic Government Bond OAT (A)
3.250%, 05/25/2055		1,555	1,657
3.000%, 06/25/2049		1,472	1,533
2.750%, 02/25/2029		719	780
2.500%, 09/24/2026		4,368	4,680
2.500%, 05/25/2030		155	166
1.750%, 06/25/2039		256	234
1.750%, 05/25/2066		227	168
0.750%, 05/25/2053		724	419
0.600%, 07/25/2034		971	1,053
0.500%, 05/25/2040		730	531
0.000%, 11/25/2029 (E)		528	493
Paprec Holding
7.250%, 11/17/2029 (A)		105	121
SNCF Reseau MTN
2.250%, 12/20/2047		300	252
2.000%, 02/05/2048		300	236
1.875%, 03/30/2034		1,700	1,628
1.125%, 05/19/2027		300	305
1.125%, 05/25/2030		700	675
Societe Generale SFH MTN
0.125%, 02/02/2029		500	471
Societe Nationale SNCF
1.000%, 05/25/2040		700	522
Suez MTN
5.000%, 11/03/2032		300	354
TotalEnergies MTN
1.625% (B)(C)		170	166
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	425
Westfield America Management
2.625%, 03/30/2029	GBP	155	171
2.125%, 03/30/2025		210	256
			27,377

Germany — 3.6%
Bayer MTN
4.625%, 05/26/2033	EUR	255	284
Bundesobligation
2.400%, 10/19/2028		4,017	4,347
0.000%, 10/09/2026 (E)		1,714	1,734

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/2033	EUR	520	$564
1.800%, 08/15/2053		511	477
1.000%, 05/15/2038		2,686	2,405
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (B)		300	336
Fresenius & KGaA MTN
5.000%, 11/28/2029		200	228
Gruenenthal GmbH
3.625%, 11/15/2026		165	174
Heidelberg Materials Finance Luxembourg MTN
4.875%, 11/21/2033		249	290
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	1,940
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	1,350	1,568
Landwirtschaftliche Rentenbank MTN
0.000%, 12/13/2028 (E)	EUR	585	557
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	291
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		775	722
Volkswagen International Finance
3.875% (B)(C)	EUR	200	200
			16,117

Greece — 0.2%
Hellenic Republic Government Bond
3.375%, 06/15/2034 (A)		650	702

Hungary — 0.1%
Hungary Government Bond
4.750%, 11/24/2032	HUF	149,280	357
3.000%, 10/27/2038		63,560	115
Hungary Government International Bond
0.125%, 09/21/2028	EUR	135	123
			595

India — 0.1%
Periama Holdings
5.950%, 04/19/2026		$200	197
UPL
4.625%, 06/16/2030		200	160
			357

Indonesia — 1.7%
Indonesia Government International Bond
1.000%, 07/28/2029	EUR	260	244
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	531
8.375%, 03/15/2034		33,466,000	2,360

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 06/15/2035	IDR	2,305,000	$153
7.375%, 05/15/2048		13,671,000	904
7.000%, 09/15/2030		12,571,000	808
6.500%, 06/15/2025		2,225,000	141
6.500%, 02/15/2031		17,926,000	1,120
6.375%, 08/15/2028		18,269,000	1,144
5.500%, 04/15/2026		5,153,000	320
			7,725

Ireland — 0.3%
AIB Group MTN
2.250%, EUSA1 + 1.300%, 04/04/2028 (B)	EUR	266	275
Bank of Ireland Group MTN
4.625%, EUAMDB01 + 1.550%, 11/13/2029 (B)		205	228
Ireland Government Bond
1.500%, 05/15/2050		250	196
1.300%, 05/15/2033		246	237
0.200%, 10/18/2030		690	640
			1,576

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	135

Italy — 5.3%
Enel
2.250% (B)(C)	EUR	322	324
Enel Finance International MTN
1.125%, 10/17/2034		225	191
Genertel
4.250%, 12/14/2047 (B)		200	215
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	316
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,117	1,348
4.500%, 10/01/2053 (A)		1,496	1,703
4.150%, 10/01/2039 (A)		1,793	1,969
3.850%, 09/15/2026		2,167	2,377
3.800%, 08/01/2028		4,515	5,001
3.500%, 03/01/2030 (A)		552	604
3.500%, 02/15/2031 (A)		693	754
3.400%, 03/28/2025		2,682	2,893
2.500%, 12/01/2032		372	373
2.450%, 09/01/2033 (A)		2,983	2,942
2.000%, 02/01/2028		1,018	1,056
1.450%, 03/01/2036 (A)		555	467
0.950%, 06/01/2032		1,222	1,089
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(B)		$305	258
			23,880

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan — 15.8%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	$1,235
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,190
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		720	712
Japan Government Five Year Bond
0.400%, 09/20/2028	JPY	301,750	2,000
Japan Government Forty Year Bond
1.000%, 03/20/2062		229,500	1,166
0.400%, 03/20/2056		249,300	1,102
Japan Government Ten Year Bond
0.100%, 12/20/2026		1,432,700	9,442
0.100%, 09/20/2027		480,500	3,161
0.100%, 12/20/2031		1,196,900	7,652
Japan Government Thirty Year Bond
2.300%, 03/20/2040		763,850	5,847
1.600%, 12/20/2053		14,400	92
0.800%, 09/20/2047		370,100	2,074
0.400%, 12/20/2049		695,050	3,400
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	393
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		164,800	1,264
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040		320,300	2,352
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		303,200	2,211
Japan Government Twenty Year Bond
1.800%, 09/20/2031		332,300	2,403
1.700%, 06/20/2033		647,200	4,678
1.400%, 09/20/2034		520,850	3,661
0.900%, 06/20/2042		422,250	2,584
0.500%, 09/20/2036		275,100	1,727
0.200%, 06/20/2036		89,650	544
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	59
Japan Government Two Year Bond
0.005%, 06/01/2025		349,250	2,306
Japan Treasury Discount Bill
0.000%, 04/08/2024 (D)		635,100	4,196
0.000%, 06/24/2024 (D)		324,750	2,146
Mizuho Financial Group
0.470%, 09/06/2029 (B)	EUR	259	244
Nissan Motor
2.652%, 03/17/2026		165	174
NTT Finance
1.162%, 04/03/2026 (A)		$345	319
			70,334

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Luxembourg — 0.1%
JAB Holdings BV
4.750%, 06/29/2032	EUR	300	$344
Vivion Investments Sarl
3.000%, 08/08/2024		200	210
			554

Malaysia — 1.5%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	54
4.457%, 03/31/2053		182	40
4.392%, 04/15/2026		2,816	607
4.232%, 06/30/2031		2,826	614
4.065%, 06/15/2050		908	188
3.955%, 09/15/2025		3,054	651
3.906%, 07/15/2026		2,953	630
3.885%, 08/15/2029		2,790	596
3.828%, 07/05/2034		3,332	701
3.757%, 05/22/2040		1,767	363
3.733%, 06/15/2028		2,316	492
3.519%, 04/20/2028		1,879	396
3.502%, 05/31/2027		4,667	986
2.632%, 04/15/2031		1,040	204
			6,522

Mexico — 3.3%
Mexican Bonos
8.500%, 11/18/2038	MXN	2,948	165
8.000%, 11/07/2047		29,670	1,539
8.000%, 07/31/2053		21,491	1,107
7.750%, 05/29/2031		22,523	1,248
7.750%, 11/23/2034		29,180	1,573
7.750%, 11/13/2042		41,943	2,146
7.500%, 06/03/2027		23,625	1,345
7.500%, 05/26/2033		21,640	1,161
5.750%, 03/05/2026		13,022	725
5.500%, 03/04/2027		6,143	332
Mexican Bonos, Ser M20
7.750%, 05/29/2031		1,504	83
Mexican Bonos, Ser M30
10.000%, 11/20/2036		43,127	2,739
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	244
Petroleos Mexicanos
6.700%, 02/16/2032		$57	47
6.500%, 03/13/2027		130	123
			14,577

Netherlands — 2.2%
ABN AMRO Bank
4.375% (B)(C)	EUR	200	209
ASR Nederland
3.375%, 05/02/2049 (B)		255	259

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
BNG Bank MTN
3.300%, 07/17/2028	AUD	459	$288
0.000%, 01/20/2031 (E)	EUR	900	803
Cooperatieve Rabobank UA
4.375% (B)(C)		200	206
Cooperatieve Rabobank UA MTN
4.625%, 05/23/2029	GBP	290	352
4.625%, EUR003M + 1.550%, 01/27/2028 (B)	EUR	200	222
1.250%, 05/31/2032		300	286
Heineken MTN
1.000%, 05/04/2026		335	345
ING Groep
6.500%, USSW5 + 4.446% (B)(C)		$200	197
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)		505	496
ING Groep MTN
2.125%, 05/26/2031 (B)	EUR	300	311
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	250
0.625%, 01/18/2027		225	228
0.000%, 11/16/2026 (E)		1,067	1,069
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	292
2.500%, 01/15/2030		1,217	1,314
2.500%, 01/15/2033		924	996
2.500%, 07/15/2033		245	263
0.240%, 01/15/2038		1,262	944
0.118%, 01/15/2052		565	301
			9,631

New Zealand — 1.6%
New Zealand Government Bond
4.500%, 04/15/2027	NZD	2,056	1,232
4.500%, 05/15/2030		212	127
4.250%, 05/15/2034		647	376
3.000%, 04/20/2029		1,060	595
2.750%, 04/15/2025		461	269
2.750%, 04/15/2037		260	125
2.750%, 05/15/2051		2,245	914
2.500%, 09/20/2040		839	611
1.750%, 05/15/2041		231	88
1.500%, 05/15/2031		191	94
0.250%, 05/15/2028		1,447	732
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		2,214	1,677
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	475
			7,315

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway — 1.1%
Norway Government Bond (A)
3.000%, 08/15/2033	NOK	2,803	$246
2.125%, 05/18/2032		5,410	448
2.000%, 04/26/2028		2,624	228
1.750%, 02/17/2027		10,730	938
1.750%, 09/06/2029		6,784	572
1.500%, 02/19/2026		3,128	276
1.375%, 08/19/2030		9,861	799
1.250%, 09/17/2031		15,646	1,227
			4,734

Panama — 0.1%
Panama Government International Bond
6.875%, 01/31/2036		$285	278

Peru — 0.1%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043 (A)	PEN	500	136
Hunt Oil of Peru Sucursal Del Peru
8.550%, 09/18/2033		$200	214
			350

Poland — 0.2%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,857	484
5.750%, 04/25/2029		344	88
3.750%, 05/25/2027		1,056	254
2.500%, 07/25/2026		543	129
1.750%, 04/25/2032		719	138
			1,093

Portugal — 0.3%
EDP - Energias de Portugal
1.875%, 08/02/2081 (B)	EUR	200	203
Portugal Obrigacoes do Tesouro OT (A)
2.875%, 10/20/2034		408	435
1.950%, 06/15/2029		746	781
1.000%, 04/12/2052		200	122
			1,541

Romania — 0.3%
Romania Government Bond
8.250%, 09/29/2032	RON	435	104
7.900%, 02/24/2038		115	28
6.700%, 02/25/2032		945	207
4.850%, 07/25/2029		665	135
4.750%, 10/11/2034		430	81
3.650%, 07/28/2025		1,540	325
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	315	293
			1,173

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Singapore — 1.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,821	$1,360
3.375%, 09/01/2033		472	357
2.875%, 09/01/2030		347	254
2.750%, 04/01/2042		301	214
2.750%, 03/01/2046		142	100
2.375%, 06/01/2025		3,804	2,779
2.250%, 08/01/2036		1,275	864
2.125%, 06/01/2026		1,547	1,117
1.875%, 10/01/2051		161	94
			7,139

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	438

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	573

South Africa — 0.1%
Anglo American Capital MTN
5.000%, 03/15/2031		260	298
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	214
			512

South Korea — 1.8%
Export-Import Bank of Korea
0.829%, 04/27/2025	EUR	399	417
Korea Housing Finance
3.714%, 04/11/2027		440	480
0.010%, 06/29/2026 (A)		150	151
Korea Treasury Bond
3.375%, 06/10/2032	KRW	944,670	701
3.125%, 09/10/2027		1,609,520	1,188
2.625%, 09/10/2035		700,180	482
2.000%, 06/10/2031		2,185,590	1,483
1.875%, 06/10/2029		450,460	311
1.500%, 12/10/2026		738,360	523
1.500%, 12/10/2030		1,796,420	1,187
1.250%, 03/10/2026		101,780	73
1.125%, 09/10/2025		1,241,620	893
			7,889

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria MTN
8.250%, GUKG5 + 3.600%, 11/30/2033 (B)	GBP	100	136
Banco de Sabadell
1.000%, 04/26/2027	EUR	300	303
Banco Santander
0.250%, 07/10/2029		400	372

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (B)	EUR	200	$227
CaixaBank
3.500%, GUKG1 + 2.100%, 04/06/2028 (B)	GBP	200	240
1.250%, 01/11/2027	EUR	300	306
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)		100	85
Spain Government Bond
6.000%, 01/31/2029		80	99
4.700%, 07/30/2041 (A)		670	833
3.500%, 05/31/2029		2,923	3,256
3.450%, 07/30/2043 (A)		1,109	1,169
3.250%, 04/30/2034 (A)		2,132	2,321
2.800%, 05/31/2026		3,755	4,035
2.350%, 07/30/2033 (A)		438	446
1.950%, 07/30/2030 (A)		157	161
1.900%, 10/31/2052 (A)		827	611
1.850%, 07/30/2035 (A)		504	474
1.400%, 04/30/2028 (A)		1,537	1,570
0.600%, 10/31/2029 (A)		597	571
0.500%, 04/30/2030 (A)		353	332
			17,547

Supranational — 0.2%
European Investment Bank
4.125%, 02/13/2034		$498	490
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	25,000	305
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029		22,000	261
			1,056

Supra-National — 2.0%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	2,895
European Financial Stability Facility
3.000%, 12/15/2028	EUR	1,098	1,199
European Financial Stability Facility MTN
1.800%, 07/10/2048		405	343
European Investment Bank
2.875%, 01/12/2033		1,015	1,107
1.900%, 01/26/2026	JPY	50,000	341
European Investment Bank MTN
0.500%, 11/13/2037	EUR	945	748
European Union
3.250%, 07/04/2034		1,073	1,197
European Union MTN
3.750%, 04/04/2042		872	1,024
			8,854

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sweden — 0.6%
Heimstaden Bostad Treasury BV MTN
0.625%, 07/24/2025	EUR	220	$219
0.250%, 10/13/2024		135	140
Skandinaviska Enskilda Banken MTN
3.000%, 12/06/2027	SEK	6,000	558
Stadshypotek MTN
2.500%, 12/01/2027		6,000	548
Swedbank
5.625%, H15T5Y + 4.134% (B)(C)		$200	199
Sweden Government Bond
1.750%, 11/11/2033	SEK	3,645	323
Sweden Inflation Linked Bond
0.125%, 06/01/2026		455	54
0.125%, 12/01/2027		3,393	396
Sweden Inflation Linked Bond, Ser 3104
3.500%, 12/01/2028		225	37
			2,474

Switzerland — 0.5%
Government of Switzerland
3.500%, 04/08/2033	CHF	214	296
1.500%, 04/30/2042		408	518
1.250%, 06/11/2024		739	820
UBS Group
9.250%, H15T5Y + 4.745% (A)(B)(C)		$237	257
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (B)	EUR	200	246
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (B)		265	293
			2,430

Thailand — 0.5%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	96
4.000%, 06/17/2055		5,339	167
3.350%, 06/17/2033		11,716	342
3.300%, 06/17/2038		3,522	103
1.875%, 06/17/2049		8,576	181
1.600%, 12/17/2029		13,527	357
0.950%, 06/17/2025		32,540	879
			2,125

United Kingdom — 5.2%
Annington Funding MTN
3.184%, 07/12/2029	GBP	255	289
Barclays
6.375%, GUKG5 + 6.016% (B)(C)		210	255
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (B)	EUR	250	291
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	56

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
BG Energy Capital MTN
5.125%, 12/01/2025	GBP	215	$272
2.250%, 11/21/2029	EUR	400	408
BP Capital Markets (C)
3.625% (B)		151	156
3.250% (B)		177	186
Cadent Finance MTN
2.625%, 09/22/2038	GBP	100	90
0.750%, 03/11/2032	EUR	355	310
CCEP Finance Ireland DAC
0.500%, 09/06/2029		335	312
Centrica MTN
4.375%, 03/13/2029	GBP	179	221
CK Hutchison Europe Finance 21
0.750%, 11/02/2029	EUR	375	345
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	225
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	240
1.500%, 10/17/2031	EUR	330	305
CNH Industrial Finance Europe MTN
1.750%, 09/12/2025		130	137
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	117
3.588%, 08/28/2025		215	264
Heathrow Funding MTN
4.500%, 07/11/2033	EUR	275	313
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (B)		249	287
3.000%, BPSW1 + 1.650%, 07/22/2028 (B)	GBP	167	197
HSBC Holdings MTN
6.000%, 03/29/2040		70	88
Lloyds Banking Group
7.500%, USISDA05 + 4.496% (B)(C)		$200	199
National Gas Transmission MTN
1.125%, 01/14/2033	GBP	430	389
National Grid MTN
4.275%, 01/16/2035	EUR	370	411
National Grid Electricity Distribution West Midlands MTN
3.875%, 10/17/2024	GBP	230	288
Nationwide Building Society MTN
0.625%, 03/25/2027	EUR	345	346
Natwest Group
3.622%, GUKG5 + 3.550%, 08/14/2030 (B)	GBP	410	503
Santander UK MTN
0.050%, 01/12/2027	EUR	546	540
Santander UK Group Holdings MTN
0.603%, 09/13/2029 (B)		135	127

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sky MTN
2.250%, 11/17/2025	EUR	275	$291
Standard Chartered
7.089%, US0003M + 1.510%, 07/30/2172 (A)(B)(C)		$200	191
0.800%, 11/17/2029 (B)	EUR	325	308
United Kingdom Gilt
4.500%, 06/07/2028	GBP	1,622	2,094
4.500%, 12/07/2042		135	173
4.250%, 06/07/2032		563	734
4.250%, 12/07/2040		24	30
4.250%, 12/07/2049		393	484
4.000%, 10/22/2063		1,036	1,222
3.750%, 01/29/2038		593	716
3.750%, 10/22/2053		2,224	2,506
3.500%, 01/22/2045		2,121	2,354
3.250%, 01/22/2044		26	28
1.500%, 07/31/2053		661	440
1.250%, 07/31/2051		3,545	2,261
United Kingdom Inflation-Linked Gilt
0.750%, 11/22/2033		355	469
Virgin Money UK MTN
3.125%, SONIO/N + 2.569%, 06/22/2025 (B)		191	240
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	495
			23,203

United States — 6.5%
Air Lease
5.400%, 06/01/2028	CAD	135	102
Aircastle
4.125%, 05/01/2024		$22	22
Altria Group
3.125%, 06/15/2031	EUR	500	504
American Honda Finance
3.750%, 10/25/2027		415	454
American Medical Systems Europe BV
1.375%, 03/08/2028		250	251
American Tower
1.300%, 09/15/2025		$535	504
0.875%, 05/21/2029	EUR	420	395
Amgen
5.150%, 03/02/2028		$205	206
AT&T
3.950%, 04/30/2031	EUR	108	120
3.550%, 12/17/2032		106	115
1.650%, 02/01/2028		$870	771
AutoZone
6.250%, 11/01/2028		35	37
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (B)		700	685

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.375%, 06/19/2024	EUR	425	$457
0.580%, 08/08/2029 (B)		240	229
Becton Dickinson Euro Finance Sarl
0.334%, 08/13/2028		280	266
Berkshire Hathaway
0.500%, 01/15/2041		170	118
Booking Holdings
4.500%, 11/15/2031		123	142
3.500%, 03/01/2029		191	208
0.500%, 03/08/2028		110	107
Capital One Financial
1.650%, 06/12/2029		570	546
Cargill
3.875%, 04/24/2030		325	361
Carrier Global
5.800%, 11/30/2025		$465	468
CCO Holdings
4.500%, 06/01/2033 (A)		127	99
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	328
0.875%, 06/15/2027		115	115
Cisco Systems
4.800%, 02/26/2027		$290	290
Citigroup
4.000%, H15T5Y + 3.597% (B)(C)		71	68
Columbia Pipelines Holding
6.055%, 08/15/2026 (A)		120	121
Comcast
0.250%, 05/20/2027	EUR	190	187
0.000%, 09/14/2026 (E)		550	547
Corebridge Financial
3.500%, 04/04/2025		$330	323
Delta Airlines
4.500%, 10/20/2025 (A)		137	135
Digital Dutch Finco BV
0.625%, 07/15/2025	EUR	136	141
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	346
Discovery Communications
3.900%, 11/15/2024		$665	657
Eli Lilly
5.000%, 02/27/2026		590	589
Exxon Mobil
0.835%, 06/26/2032	EUR	600	531
Fiserv
4.500%, 05/24/2031		218	246
1.625%, 07/01/2030		258	247
Ford Credit Canada
6.382%, 11/10/2028	CAD	126	97
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	239

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	$213
GE HealthCare Technologies
5.550%, 11/15/2024		$435	434
General Motors Financial MTN
3.900%, 01/12/2028	EUR	315	343
Global Payments
4.875%, 03/17/2031		359	408
Goldman Sachs Group MTN
1.250%, 02/07/2029		639	625
Honeywell International
4.125%, 11/02/2034		620	706
Hyundai Capital America
5.250%, 01/08/2027 (A)		$174	174
Intel
4.875%, 02/10/2026		250	249
International Business Machines
3.625%, 02/06/2031	EUR	275	303
0.300%, 02/11/2028		240	233
John Deere Capital MTN
4.750%, 06/08/2026		$230	229
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (B)		230	235
JPMorgan Chase MTN
1.963%, EUR003M + 1.130%, 03/23/2030 (B)	EUR	255	257
Kyndryl Holdings
2.050%, 10/15/2026		$455	417
McKesson
3.125%, 02/17/2029	GBP	315	372
Medtronic Global Holdings SCA
1.125%, 03/07/2027	EUR	400	406
0.250%, 07/02/2025		115	119
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		$228	229
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (B)	EUR	435	489
3.790%, EUR003M + 1.037%, 03/21/2030 (B)		136	148
0.406%, 10/29/2027 (B)		370	369
National Grid North America MTN
1.000%, 07/12/2024		300	321
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		$340	336
Philip Morris International
1.450%, 08/01/2039	EUR	115	86
0.625%, 11/08/2024		285	302
Philip Morris International MTN
2.875%, 03/03/2026		170	182

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		$315	$300
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	275
Realty Income
1.125%, 07/13/2027	GBP	285	318
Sabra Health Care LP
3.900%, 10/15/2029		$121	109
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (B)		206	208
Southern
5.500%, 03/15/2029		320	326
1.875%, 09/15/2081 (B)	EUR	200	189
State Street
5.272%, 08/03/2026		$225	226
Tapestry
5.875%, 11/27/2031	EUR	204	235
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025 (E)		206	211
Time Warner Cable
5.750%, 06/02/2031	GBP	295	361
Toyota Motor Credit MTN
4.050%, 09/13/2029	EUR	400	447
0.625%, 11/21/2024		465	492
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	584
UnitedHealth Group
1.250%, 01/15/2026		$175	164
Veralto
5.500%, 09/18/2026 (A)		335	336
Verizon Communications
4.250%, 10/31/2030	EUR	310	351
2.100%, 03/22/2028		$445	400
1.125%, 11/03/2028	GBP	240	261
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	441
VF
0.250%, 02/25/2028	EUR	395	361
Visa
2.000%, 06/15/2029		362	373
Wells Fargo (C)
7.625%, H15T5Y + 3.606% (B)		$3	3
3.900%, H15T5Y + 3.453% (B)		91	87
Wells Fargo MTN
1.741%, 05/04/2030 (B)	EUR	110	108
0.625%, 03/25/2030		270	245
0.500%, 04/26/2024		500	539
Western Digital
2.850%, 02/01/2029		$32	28

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
WPC Eurobond BV
1.350%, 04/15/2028	EUR	380	$370
			28,907

Total Global Bonds
(Cost $453,070) ($ Thousands)			424,905

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill
5.272%, 06/13/2024 (F)		$5,531	5,473
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/2034		497	490
1.375%, 07/15/2033		1,176	1,129
U.S. Treasury Note
2.000%, 08/15/2051		1,091	676

Total U.S. Treasury Obligations
(Cost $7,776) ($ Thousands)			7,768

MORTGAGE-BACKED SECURITIES — 0.7%
Agency Mortgage-Backed Obligation — 0.5%
FNMA TBA
6.000%, 04/01/2032 to 05/01/2032		1,267	1,278
5.000%, 04/30/2037		910	888

			2,166
Non-Agency Mortgage-Backed Obligation — 0.2%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.880%, 09/25/2034(B)		6	5
DTP Commercial Mortgage Trust, Ser 2023-STE2, Cl A
5.649%, 01/15/2041(A)(B)		106	106
Great Wolf Trust, Ser 2024-WOLF, Cl A
6.842%, TSFR1M + 1.542%, 03/15/2039(A)(B)		281	282
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.931%, 12/25/2034(B)		17	16
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)		28	28
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)		113	118

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.941%, TSFR1M + 1.641%, 03/15/2041(A)(B)	$308	$309

		864
Total Mortgage-Backed Securities
(Cost $3,020) ($ Thousands)		3,030

COMMERCIAL PAPER — 0.6%
Commercial Paper — 0.6%
Parker Hannifin Corp
5.350%, 04/25/2024 (F)	1,000	996
Penske Truck Leasing
5.248%, 04/18/2024 (F)	1,500	1,495

		2,491

Total Commercial Paper
(Cost $2,493) ($ Thousands)		2,491

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

AGL CLO Ltd, Ser 2021-12A, Cl A1
6.739%, TSFR3M + 1.422%, 07/20/2034 (A)(B)	$250	$250
Allegro CLO XI, Ser 2024-2A, Cl BR
0.000%, 01/19/2033 (A)(B)(E)	286	286
Elmwood CLO XII, Ser 2021-5A, Cl D
8.629%, TSFR3M + 3.312%, 01/20/2035 (A)(B)	750	742

Total Asset-Backed Securities
(Cost $1,286) ($ Thousands)		1,278

Total Investments in Securities — 98.5%
(Cost $467,645) ($ Thousands)		$439,472

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Canadian 5-Year Bond	41	Jun-2024	$3,373	$3,378	$12
Canadian 10-Year Bond	10	Jun-2024	892	889	(2)
Euro-Bobl	16	Jun-2024	2,046	2,043	6
Euro-BTP	6	Jun-2024	765	772	11
Euro-Bund	56	Jun-2024	8,100	8,067	14
Euro-Buxl	1	Jun-2024	144	146	3
Euro-OAT	35	Jun-2024	4,845	4,845	17
Euro-Schatz	12	Jun-2024	1,378	1,370	–
Korea 10-Year Bond	67	Jun-2024	5,698	5,652	18
Korea 3-Year Bond	62	Jun-2024	4,885	4,829	1
Long Gilt 10-Year Bond	44	Jun-2024	5,535	5,556	46
U.S. 2-Year Treasury Note	18	Jun-2024	3,684	3,681	(3)
U.S. 5-Year Treasury Note	6	Jun-2024	640	642	2
U.S. 10-Year Treasury Note	41	Jun-2024	4,524	4,542	18
U.S. Long Treasury Bond	24	Jun-2024	2,847	2,890	43
			49,356	49,302	186
Short Contracts
Australian 10-Year Bond	(26)	Jun-2024	$(1,969)	$(1,978)	$(17)
Australian 10-Year Bond	(20)	Jun-2024	(1,542)	(1,521)	2
Australian 3-Year Bond	(6)	Jun-2024	(423)	(418)	–
Canadian 5-Year Bond	(20)	Jun-2024	(1,649)	(1,648)	(1)
Canadian 10-Year Bond	(16)	Jun-2024	(1,417)	(1,423)	(9)
Euro-BTP	(17)	Jun-2024	(2,167)	(2,185)	(31)
Euro-Buxl	(6)	Jun-2024	(884)	(879)	(1)
Euro-OAT	(10)	Jun-2024	(1,396)	(1,384)	3
Japanese 10-Year Bond	(5)	Jun-2024	(4,876)	(4,820)	(6)
Japanese 10-Year Government Bond E-MINI	(3)	Jun-2024	(295)	(289)	–

SEI Institutional International Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 2-Year Treasury Note	(16)	Jun-2024	$(3,274)	$(3,272)	$2
U.S. 5-Year Treasury Note	(16)	Jun-2024	(1,722)	(1,712)	10
U.S. Ultra Long Treasury Bond	(40)	Jun-2024	(5,118)	(5,161)	(43)
Ultra 10-Year U.S. Treasury Note	(62)	Jun-2024	(7,083)	(7,105)	(22)
			(33,815)	(33,795)	(113)
			$15,541	$15,507	$73

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/03/24	USD	109	CZK	2,540	$(1)
Bank of America	04/03/24	CAD	150	USD	110	—
Bank of America	04/03/24	RON	328	USD	71	—
Bank of America	04/03/24	USD	109	ZAR	2,060	—
Bank of America	04/03/24	USD	277	ZAR	5,130	(6)
Bank of America	04/03/24	MXN	2,220	USD	130	(3)
Bank of America	04/03/24	GBP	9,615	USD	12,159	13
Bank of America	04/03/24	JPY	29,300	USD	200	6
Bank of America	04/10/24	CNY	1,558	USD	232	15
Bank of America	05/08/24	RON	328	USD	71	—
Barclays PLC	04/03/24	NZD	90	USD	54	—
Barclays PLC	04/03/24	USD	117	ILS	415	(3)
Barclays PLC	04/03/24	SGD	145	USD	109	2
Barclays PLC	04/03/24	USD	169	CHF	150	(2)
Barclays PLC	04/03/24	CHF	230	USD	263	8
Barclays PLC	04/03/24	USD	241	SEK	2,540	(3)
Barclays PLC	04/03/24	USD	289	NZD	475	(5)
Barclays PLC	04/03/24	GBP	292	USD	375	6
Barclays PLC	04/03/24	GBP	43	USD	54	—
Barclays PLC	04/03/24	USD	350	GBP	275	(3)
Barclays PLC	04/03/24	USD	356	PLN	1,420	1
Barclays PLC	04/03/24	USD	336	PLN	1,325	(4)
Barclays PLC	04/03/24	CAD	595	USD	440	1
Barclays PLC	04/03/24	CAD	180	USD	133	—
Barclays PLC	04/03/24	USD	878	NOK	9,265	(24)
Barclays PLC	04/03/24	ILS	920	USD	254	3
Barclays PLC	04/03/24	RON	1,321	USD	287	1
Barclays PLC	04/03/24	USD	1,486	EUR	1,365	(12)
Barclays PLC	04/03/24	EUR	1,562	USD	1,702	15
Barclays PLC	04/03/24	USD	132	JPY	20,000	—
Barclays PLC	04/03/24	USD	1,646	JPY	245,900	(21)
Barclays PLC	04/03/24	USD	1,457	AUD	2,239	4
Barclays PLC	04/03/24	USD	439	AUD	665	(5)
Barclays PLC	04/03/24	ZAR	2,090	USD	109	(1)
Barclays PLC	04/03/24	USD	2,251	THB	81,624	(13)
Barclays PLC	04/03/24	CZK	2,540	USD	109	—
Barclays PLC	04/03/24	DKK	3,371	USD	490	2
Barclays PLC	04/03/24	PLN	5,573	USD	1,398	—
Barclays PLC	04/03/24	MXN	6,320	USD	373	(7)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/03/24	AUD	85	USD	55	$—
Barclays PLC	04/03/24	AUD	8,422	USD	5,479	(15)
Barclays PLC	04/03/24	SEK	13,087	USD	1,265	41
Barclays PLC	04/03/24	NOK	15,053	USD	1,424	36
Barclays PLC	04/03/24	THB	80,894	USD	2,250	33
Barclays PLC	04/03/24	JPY	135,800	USD	915	17
Barclays PLC	05/08/24	USD	54	GBP	43	—
Barclays PLC	05/08/24	EUR	121	USD	132	1
Barclays PLC	05/08/24	USD	189	CHF	170	1
Barclays PLC	05/08/24	USD	220	JPY	33,100	—
Barclays PLC	05/08/24	USD	55	JPY	8,300	—
Barclays PLC	05/08/24	USD	263	EUR	243	—
Barclays PLC	05/08/24	USD	262	EUR	242	(1)
Barclays PLC	05/08/24	USD	946	NOK	10,185	(6)
Barclays PLC	05/08/24	ILS	980	USD	268	—
Barclays PLC	05/08/24	USD	1,145	AUD	1,754	1
Barclays PLC	05/08/24	RON	1,321	USD	288	1
Barclays PLC	05/08/24	CHF	1,801	USD	1,995	(13)
Barclays PLC	05/08/24	ZAR	2,060	USD	108	(1)
Barclays PLC	05/08/24	NOK	2,683	USD	249	2
Barclays PLC	05/08/24	DKK	3,371	USD	490	1
Barclays PLC	05/08/24	PLN	4,063	USD	1,019	—
Barclays PLC	05/08/24	AUD	9,217	USD	6,015	(3)
Barclays PLC	05/08/24	JPY	16,600	USD	110	—
Barclays PLC	05/08/24	THB	77,704	USD	2,144	8
Barclays PLC	05/08/24	HUF	181,445	USD	497	1
BNP Paribas	04/03/24	USD	115	MXN	1,936	2
BNP Paribas	04/03/24	USD	130	ZAR	2,440	(1)
BNP Paribas	04/03/24	ILS	275	USD	76	2
BNP Paribas	04/03/24	USD	435	NOK	4,610	(10)
BNP Paribas	04/03/24	CHF	590	USD	660	5
BNP Paribas	04/03/24	CAD	590	USD	436	—
BNP Paribas	04/03/24	USD	655	NZD	1,080	(9)
BNP Paribas	04/03/24	USD	666	CHF	588	(13)
BNP Paribas	04/03/24	USD	873	SEK	9,110	(21)
BNP Paribas	04/03/24	USD	434	CAD	590	2
BNP Paribas	04/03/24	USD	442	CAD	595	(3)
BNP Paribas	04/03/24	USD	871	AUD	1,340	4
BNP Paribas	04/03/24	USD	437	AUD	660	(7)
BNP Paribas	04/03/24	USD	435	GBP	345	1
BNP Paribas	04/03/24	USD	1,369	GBP	1,074	(12)
BNP Paribas	04/03/24	GBP	1,582	USD	2,012	14
BNP Paribas	04/03/24	GBP	473	USD	597	—
BNP Paribas	04/03/24	SEK	2,290	USD	219	5
BNP Paribas	04/03/24	USD	2,473	JPY	371,000	(21)
BNP Paribas	04/03/24	ZAR	2,490	USD	130	(1)
BNP Paribas	04/03/24	AUD	1,870	USD	1,237	17
BNP Paribas	04/03/24	AUD	1,077	USD	701	(1)
BNP Paribas	04/03/24	CNY	4,352	USD	605	2

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/03/24	USD	5,905	EUR	5,451	$(18)
BNP Paribas	04/03/24	MYR	8,957	USD	1,885	(7)
BNP Paribas	04/03/24	MXN	12,910	USD	766	(10)
BNP Paribas	04/03/24	EUR	72,341	USD	78,363	232
BNP Paribas	04/03/24	JPY	76,300	USD	509	5
BNP Paribas	04/19/24	USD	397	HUF	144,794	(1)
BNP Paribas	05/08/24	CHF	290	USD	323	(1)
BNP Paribas	05/08/24	USD	437	GBP	346	—
BNP Paribas	05/08/24	USD	825	NZD	1,376	(3)
BNP Paribas	05/08/24	CAD	950	USD	702	(1)
BNP Paribas	05/08/24	SEK	1,160	USD	110	1
BNP Paribas	05/08/24	USD	438	EUR	405	1
BNP Paribas	05/08/24	USD	1,376	EUR	1,270	(2)
BNP Paribas	05/08/24	USD	264	JPY	39,800	—
BNP Paribas	05/08/24	USD	2,117	JPY	318,516	—
BNP Paribas	05/08/24	MXN	3,660	USD	219	1
BNP Paribas	05/08/24	NZD	4,855	USD	2,913	10
BNP Paribas	05/08/24	MYR	8,957	USD	1,890	5
BNP Paribas	05/08/24	EUR	68,857	USD	74,596	129
BNP Paribas	05/08/24	JPY	6,634,087	USD	44,099	12
BNP Paribas	05/16/24	USD	397	COP	1,564,755	6
BNP Paribas	05/23/24	CNH	1,279	USD	178	2
BNP Paribas	05/23/24	EUR	17,344	USD	18,966	197
BNP Paribas	06/24/24	JPY	324,750	USD	2,217	43
Brown Brothers Harriman	04/18/24	USD	211	AUD	321	(1)
Brown Brothers Harriman	04/18/24	AUD	426	USD	280	2
Brown Brothers Harriman	04/19/24	GBP	135	USD	174	3
Brown Brothers Harriman	04/19/24	GBP	82	USD	103	—
Brown Brothers Harriman	04/19/24	USD	404	HUF	145,685	(5)
Brown Brothers Harriman	04/19/24	USD	408	ZAR	7,850	6
Brown Brothers Harriman	04/19/24	USD	391	PLN	1,560	—
Brown Brothers Harriman	04/19/24	USD	179	PLN	705	(2)
Brown Brothers Harriman	04/19/24	USD	238	GBP	190	1
Brown Brothers Harriman	04/19/24	USD	426	GBP	334	(4)
Brown Brothers Harriman	04/19/24	PLN	1,604	USD	403	1
Brown Brothers Harriman	04/19/24	ZAR	7,769	USD	403	(7)
Brown Brothers Harriman	04/19/24	CZK	9,397	USD	401	(1)
Brown Brothers Harriman	04/19/24	HUF	145,120	USD	398	—
Brown Brothers Harriman	05/16/24	JPY	50,102	USD	339	6
Brown Brothers Harriman	05/17/24	USD	807	SGD	1,081	(5)
Brown Brothers Harriman	05/17/24	SGD	1,095	USD	819	6
Brown Brothers Harriman	05/23/24	USD	136	NZD	223	(3)
Brown Brothers Harriman	05/23/24	USD	400	MXN	6,790	5
Brown Brothers Harriman	05/23/24	MXN	6,867	USD	406	(4)
Brown Brothers Harriman	06/12/24	USD	307	EUR	281	(3)
Brown Brothers Harriman	06/12/24	EUR	682	USD	745	6
Brown Brothers Harriman	06/26/24	EUR	9,400	USD	10,238	52
CIBC	04/03/24	USD	691	CAD	938	2
CIBC	04/03/24	CAD	11,927	USD	8,790	(24)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
CIBC	04/08/24	JPY	635,100	USD	4,443	$243
Citigroup	04/03/24	USD	55	EUR	50	(1)
Citigroup	04/03/24	USD	168	AUD	253	(3)
Citigroup	04/03/24	USD	219	CZK	5,090	(2)
Citigroup	04/03/24	NZD	270	USD	167	5
Citigroup	04/03/24	USD	307	MXN	5,160	3
Citigroup	04/03/24	USD	396	SEK	4,040	(18)
Citigroup	04/03/24	EUR	405	USD	439	1
Citigroup	04/03/24	RON	3,143	USD	684	1
Citigroup	04/03/24	CZK	5,160	USD	223	2
Citigroup	04/03/24	JPY	65,700	USD	440	6
Citigroup	04/18/24	AUD	7,210	USD	4,756	51
Citigroup	04/18/24	KRW	535,367	USD	401	3
Citigroup	04/19/24	HUF	208,251	USD	574	4
Citigroup	05/08/24	RON	3,143	USD	685	2
Citigroup	05/16/24	USD	221	PEN	824	—
Citigroup	05/16/24	USD	393	COP	1,534,157	1
Citigroup	05/16/24	COP	1,571,852	USD	398	(6)
Citigroup	06/13/24	CAD	13,612	USD	10,117	47
Citigroup	06/14/24	USD	403	INR	33,502	(2)
Commonwealth Bank Of Australia	04/03/24	USD	585	EUR	540	(2)
Credit Agricole	04/10/24	USD	221	CNY	1,558	(4)
Deutsche Bank	04/30/24	SEK	15,398	USD	1,463	21
Deutsche Bank	06/12/24	EUR	9,827	USD	10,764	121
Goldman Sachs	04/03/24	USD	4	HUF	1,600	—
Goldman Sachs	04/03/24	USD	25	RON	116	—
Goldman Sachs	04/03/24	USD	130	ZAR	2,470	—
Goldman Sachs	04/03/24	USD	132	AUD	200	(2)
Goldman Sachs	04/03/24	USD	319	CHF	280	(8)
Goldman Sachs	04/03/24	AUD	335	USD	222	3
Goldman Sachs	04/03/24	USD	396	JPY	58,600	(8)
Goldman Sachs	04/03/24	CHF	400	USD	457	13
Goldman Sachs	04/03/24	USD	402	NZD	663	(6)
Goldman Sachs	04/03/24	USD	437	SEK	4,520	(14)
Goldman Sachs	04/03/24	USD	449	NOK	4,710	(15)
Goldman Sachs	04/03/24	USD	524	EUR	481	(5)
Goldman Sachs	04/03/24	USD	633	GBP	494	(9)
Goldman Sachs	04/03/24	EUR	964	USD	1,057	15
Goldman Sachs	04/03/24	SEK	1,350	USD	133	6
Goldman Sachs	04/03/24	GBP	831	USD	1,058	8
Goldman Sachs	04/03/24	GBP	711	USD	896	(3)
Goldman Sachs	04/03/24	THB	1,940	USD	54	1
Goldman Sachs	04/03/24	ZAR	7,480	USD	394	(1)
Goldman Sachs	04/03/24	NOK	8,040	USD	769	28
Goldman Sachs	04/03/24	MXN	15,100	USD	896	(12)
Goldman Sachs	04/03/24	HUF	63,445	USD	175	1
Goldman Sachs	04/03/24	JPY	107,700	USD	730	18
Goldman Sachs	04/18/24	USD	406	KRW	538,615	(6)
Goldman Sachs	04/19/24	USD	394	ZAR	7,520	3

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/25/24	USD	400	IDR	6,264,643	$(5)
Goldman Sachs	05/08/24	USD	25	RON	116	—
Goldman Sachs	05/08/24	USD	56	AUD	85	—
Goldman Sachs	05/08/24	USD	189	CHF	170	—
Goldman Sachs	05/08/24	GBP	216	USD	273	—
Goldman Sachs	05/08/24	CHF	250	USD	279	—
Goldman Sachs	05/08/24	USD	263	EUR	243	—
Goldman Sachs	05/08/24	USD	191	JPY	28,700	—
Goldman Sachs	05/08/24	USD	264	JPY	39,700	—
Goldman Sachs	05/08/24	EUR	1,022	USD	1,106	1
Goldman Sachs	05/08/24	NOK	2,830	USD	261	—
Goldman Sachs	06/14/24	USD	403	INR	33,382	(3)
HSBC	04/18/24	USD	401	KRW	533,377	(5)
HSBC	04/19/24	USD	400	HUF	145,714	(1)
HSBC	05/16/24	CLP	369,654	USD	383	7
HSBC	05/23/24	USD	391	CNH	2,793	(5)
HSBC	05/23/24	CNH	68,287	USD	9,504	76
HSBC	05/24/24	TWD	12,565	USD	404	11
HSBC	06/14/24	INR	33,327	USD	400	1
JPMorgan Chase Bank	04/03/24	ILS	200	USD	55	—
JPMorgan Chase Bank	04/03/24	USD	217	CAD	295	1
JPMorgan Chase Bank	04/03/24	USD	274	AUD	420	1
JPMorgan Chase Bank	04/03/24	USD	330	NZD	540	(6)
JPMorgan Chase Bank	04/03/24	NZD	395	USD	241	4
JPMorgan Chase Bank	04/03/24	GBP	430	USD	545	2
JPMorgan Chase Bank	04/03/24	USD	543	NOK	5,730	(15)
JPMorgan Chase Bank	04/03/24	CAD	595	USD	439	(1)
JPMorgan Chase Bank	04/03/24	USD	721	SEK	7,520	(18)
JPMorgan Chase Bank	04/03/24	USD	769	MXN	12,970	12
JPMorgan Chase Bank	04/03/24	CHF	925	USD	1,057	30
JPMorgan Chase Bank	04/03/24	SGD	1,032	USD	768	3
JPMorgan Chase Bank	04/03/24	USD	1,076	SGD	1,447	(3)
JPMorgan Chase Bank	04/03/24	USD	1,101	PEN	4,076	(5)
JPMorgan Chase Bank	04/03/24	USD	54	GBP	43	—
JPMorgan Chase Bank	04/03/24	USD	1,368	GBP	1,073	(13)
JPMorgan Chase Bank	04/03/24	RON	1,562	USD	340	—
JPMorgan Chase Bank	04/03/24	AUD	1,300	USD	859	11
JPMorgan Chase Bank	04/03/24	AUD	375	USD	244	(1)
JPMorgan Chase Bank	04/03/24	EUR	1,699	USD	1,850	15
JPMorgan Chase Bank	04/03/24	USD	1,749	CHF	1,550	(28)
JPMorgan Chase Bank	04/03/24	USD	2,053	EUR	1,888	(14)
JPMorgan Chase Bank	04/03/24	NOK	3,320	USD	318	12
JPMorgan Chase Bank	04/03/24	PEN	4,076	USD	1,069	(26)
JPMorgan Chase Bank	04/03/24	SEK	12,630	USD	1,221	40
JPMorgan Chase Bank	04/03/24	MXN	17,170	USD	1,016	(17)
JPMorgan Chase Bank	04/03/24	USD	27,830	CNY	201,715	93
JPMorgan Chase Bank	04/03/24	USD	360	CNY	2,592	(1)
JPMorgan Chase Bank	04/03/24	JPY	78,400	USD	531	12
JPMorgan Chase Bank	04/03/24	CNY	202,031	USD	28,048	80

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/03/24	CNY	1,594	USD	220	$(1)
JPMorgan Chase Bank	04/08/24	USD	3,518	CNY	25,156	(27)
JPMorgan Chase Bank	04/08/24	CNY	2,323	USD	323	1
JPMorgan Chase Bank	04/08/24	CNY	22,833	USD	3,149	(20)
JPMorgan Chase Bank	04/12/24	EUR	25,768	USD	28,009	169
JPMorgan Chase Bank	04/19/24	PLN	2,280	USD	577	5
JPMorgan Chase Bank	04/19/24	EUR	9,534	USD	10,507	203
JPMorgan Chase Bank	04/24/24	IDR	62,732,434	USD	3,982	31
JPMorgan Chase Bank	04/26/24	COP	1,353,043	USD	347	(2)
JPMorgan Chase Bank	04/26/24	JPY	2,234,125	USD	15,059	241
JPMorgan Chase Bank	04/26/24	IDR	50,914,746	USD	3,249	42
JPMorgan Chase Bank	05/03/24	PEN	4,076	USD	1,100	4
JPMorgan Chase Bank	05/08/24	EUR	51	USD	55	—
JPMorgan Chase Bank	05/08/24	USD	55	CAD	75	—
JPMorgan Chase Bank	05/08/24	USD	56	CHF	50	—
JPMorgan Chase Bank	05/08/24	NZD	90	USD	54	—
JPMorgan Chase Bank	05/08/24	USD	131	SEK	1,390	(1)
JPMorgan Chase Bank	05/08/24	USD	218	AUD	335	1
JPMorgan Chase Bank	05/08/24	USD	262	NOK	2,820	(2)
JPMorgan Chase Bank	05/08/24	SEK	1,390	USD	132	2
JPMorgan Chase Bank	05/08/24	SGD	1,447	USD	1,077	3
JPMorgan Chase Bank	05/08/24	RON	1,562	USD	340	1
JPMorgan Chase Bank	05/08/24	NOK	2,820	USD	263	2
JPMorgan Chase Bank	05/08/24	MXN	4,400	USD	262	(1)
JPMorgan Chase Bank	05/08/24	CNY	201,715	USD	27,880	(460)
JPMorgan Chase Bank	05/20/24	ILS	8,998	USD	2,452	(10)
JPMorgan Chase Bank	05/20/24	THB	99,560	USD	2,783	43
JPMorgan Chase Bank	05/28/24	USD	1,129	HUF	409,889	(9)
JPMorgan Chase Bank	06/03/24	CNY	50,597	USD	7,080	(38)
JPMorgan Chase Bank	06/03/24	CZK	70,895	USD	3,037	8
JPMorgan Chase Bank	06/04/24	USD	31	THB	1,118	(1)
JPMorgan Chase Bank	06/04/24	THB	103,429	USD	2,910	60
JPMorgan Chase Bank	06/10/24	CAD	2,252	USD	1,663	(3)
JPMorgan Chase Bank	06/10/24	USD	4,085	GBP	3,228	(6)
JPMorgan Chase Bank	06/10/24	USD	5,595	NOK	59,266	(121)
JPMorgan Chase Bank	06/10/24	CHF	5,783	USD	6,655	182
JPMorgan Chase Bank	06/10/24	USD	10,901	SEK	112,182	(376)
JPMorgan Chase Bank	06/10/24	SGD	15,738	USD	11,757	55
JPMorgan Chase Bank	06/10/24	NZD	23,623	USD	14,424	299
JPMorgan Chase Bank	06/10/24	MXN	155,786	USD	8,995	(277)
JPMorgan Chase Bank	06/10/24	KRW	1,694,775	USD	1,275	14
JPMorgan Chase Bank	06/11/24	CNY	4,594	USD	641	(5)
JPMorgan Chase Bank	06/11/24	AUD	8,312	USD	5,431	(1)
JPMorgan Chase Bank	06/17/24	USD	240	PLN	950	(2)
JPMorgan Chase Bank	07/08/24	USD	3,165	CNY	22,833	47
Merrill Lynch	04/18/24	KRW	535,016	USD	403	5
Merrill Lynch	04/19/24	ZAR	7,574	USD	398	(1)
Merrill Lynch	05/16/24	USD	403	CLP	394,300	(1)
Merrill Lynch	05/16/24	PEN	2,845	USD	772	8

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch	05/24/24	USD	405	TWD	12,673	$(8)
Midland Walwyn Capital Inc.	04/03/24	RON	119	USD	26	—
Midland Walwyn Capital Inc.	04/03/24	USD	158	MYR	749	1
Midland Walwyn Capital Inc.	04/03/24	USD	166	AUD	255	—
Midland Walwyn Capital Inc.	04/03/24	EUR	507	USD	553	5
Midland Walwyn Capital Inc.	05/08/24	RON	119	USD	26	—
Midland Walwyn Capital Inc.	05/08/24	USD	159	MYR	749	(1)
Midland Walwyn Capital Inc.	05/08/24	GBP	10,603	USD	13,375	(19)
Midland Walwyn Capital Inc.	05/08/24	CNY	18,528	USD	2,554	(49)
Morgan Stanley	04/03/24	USD	2	CZK	40	—
Morgan Stanley	04/03/24	USD	54	ZAR	1,040	1
Morgan Stanley	04/03/24	CHF	95	USD	107	2
Morgan Stanley	04/03/24	USD	131	GBP	102	(2)
Morgan Stanley	04/03/24	USD	131	SEK	1,340	(5)
Morgan Stanley	04/03/24	SGD	270	USD	201	1
Morgan Stanley	04/03/24	GBP	279	USD	351	(1)
Morgan Stanley	04/03/24	USD	393	MXN	6,610	5
Morgan Stanley	04/03/24	PLN	430	USD	110	2
Morgan Stanley	04/03/24	USD	431	AUD	652	(6)
Morgan Stanley	04/03/24	USD	519	RON	2,383	(1)
Morgan Stanley	04/03/24	SEK	570	USD	54	1
Morgan Stanley	04/03/24	AUD	670	USD	435	(2)
Morgan Stanley	04/03/24	USD	694	NZD	1,140	(12)
Morgan Stanley	04/03/24	MXN	2,220	USD	131	(2)
Morgan Stanley	04/03/24	ZAR	2,460	USD	127	(3)
Morgan Stanley	04/03/24	USD	3,066	JPY	458,516	(36)
Morgan Stanley	04/03/24	NZD	7,049	USD	4,300	84
Morgan Stanley	04/03/24	CZK	16,861	USD	720	—
Morgan Stanley	04/03/24	JPY	6,987,987	USD	46,633	453
Morgan Stanley	04/19/24	USD	1,657	GBP	1,302	(13)
Morgan Stanley	04/19/24	GBP	9,380	USD	11,902	52
Morgan Stanley	05/08/24	AUD	200	USD	131	—
Morgan Stanley	05/08/24	CHF	250	USD	277	(1)
Morgan Stanley	05/08/24	USD	219	GBP	174	1
Morgan Stanley	05/08/24	USD	110	GBP	87	—
Morgan Stanley	05/08/24	PLN	430	USD	108	—
Morgan Stanley	05/08/24	USD	496	JPY	74,600	(1)
Morgan Stanley	05/08/24	USD	519	RON	2,383	(1)
Morgan Stanley	05/08/24	USD	54	NZD	90	—
Morgan Stanley	05/08/24	USD	1,266	NZD	2,110	(5)
Morgan Stanley	05/08/24	ZAR	3,430	USD	181	—
Morgan Stanley	05/08/24	JPY	39,700	USD	264	—
Morgan Stanley	05/10/24	EUR	9,534	USD	10,515	203
Morgan Stanley	05/16/24	USD	385	CLP	370,450	(8)
Morgan Stanley	05/16/24	COP	2,810,862	USD	712	(10)
Morgan Stanley	06/13/24	CAD	1,094	USD	808	(2)
RBC	04/03/24	AUD	33	USD	21	—
RBC	04/03/24	USD	55	AUD	85	—
RBC	04/03/24	USD	56	CAD	75	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
RBC	04/03/24	USD	107	PLN	425	$(1)
RBC	04/03/24	EUR	121	USD	131	1
RBC	04/03/24	USD	131	GBP	102	(2)
RBC	04/03/24	USD	261	MXN	4,390	3
RBC	04/03/24	USD	650	EUR	601	(1)
RBC	04/03/24	HUF	1,600	USD	4	—
RBC	04/03/24	MXN	7,020	USD	419	(4)
RBC	04/03/24	JPY	48,900	USD	324	1
RBC	05/08/24	EUR	243	USD	263	1
RBC	05/08/24	USD	448	CAD	608	2
RBC	05/08/24	CAD	11,667	USD	8,590	(38)
RBS	04/03/24	USD	131	NZD	215	(3)
RBS	04/03/24	USD	192	CAD	260	—
SCB Securities	04/03/24	USD	219	GBP	172	(2)
SCB Securities	04/03/24	MYR	4,371	USD	920	(4)
SCB Securities	04/12/24	HKD	2,720	USD	350	2
SCB Securities	05/08/24	SGD	75	USD	56	—
SCB Securities	05/08/24	MYR	4,371	USD	927	7
SCB Securities	05/09/24	HKD	2,705	USD	348	2
Societe Generale	04/03/24	USD	109	SEK	1,140	(3)
Societe Generale	04/03/24	SEK	1,350	USD	132	6
Societe Generale	04/03/24	CZK	2,540	USD	109	1
State Street	04/03/24	CZK	40	USD	2	—
State Street	04/03/24	USD	55	CAD	75	—
State Street	04/03/24	USD	56	CAD	75	—
State Street	04/03/24	USD	55	AUD	85	—
State Street	04/03/24	USD	56	AUD	85	—
State Street	04/03/24	EUR	122	USD	132	1
State Street	04/03/24	NZD	180	USD	110	2
State Street	04/03/24	GBP	232	USD	295	2
State Street	04/03/24	USD	327	JPY	48,600	(6)
State Street	04/03/24	USD	452	NZD	742	(8)
State Street	04/03/24	USD	483	CHF	425	(11)
State Street	04/03/24	USD	510	CNY	3,670	(2)
State Street	04/03/24	AUD	85	USD	56	—
State Street	04/03/24	AUD	455	USD	296	(1)
State Street	04/03/24	USD	900	NOK	9,600	(15)
State Street	04/03/24	USD	1,064	MXN	18,014	20
State Street	04/03/24	PLN	1,230	USD	307	(1)
State Street	04/03/24	JPY	65,500	USD	444	11
State Street	04/03/24	HUF	118,000	USD	320	(3)
State Street	05/08/24	USD	220	JPY	33,200	—
TD Securities	04/03/24	CHF	50	USD	57	1
TD Securities	04/03/24	USD	55	CAD	75	—
TD Securities	04/03/24	USD	220	AUD	335	(1)
TD Securities	04/03/24	EUR	302	USD	329	2
TD Securities	05/08/24	USD	214	SEK	2,265	(2)
TD Securities	05/08/24	SEK	3,332	USD	315	3
UBS	04/03/24	USD	143	THB	5,130	(2)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	04/03/24	RON	163	USD	35	$—
UBS	04/03/24	EUR	181	USD	198	3
UBS	04/03/24	USD	216	CHF	190	(5)
UBS	04/03/24	USD	263	GBP	205	(4)
UBS	04/03/24	USD	265	JPY	38,700	(9)
UBS	04/03/24	ZAR	2,050	USD	110	1
UBS	04/03/24	CHF	2,694	USD	3,067	76
UBS	04/03/24	THB	3,920	USD	110	2
UBS	04/03/24	USD	6,233	MXN	103,861	14
UBS	04/03/24	MXN	89,981	USD	5,271	(142)
UBS	05/08/24	RON	163	USD	36	—
UBS	05/08/24	USD	2,610	GBP	2,067	1
UBS	05/08/24	USD	4,404	EUR	4,060	(14)
UBS	05/08/24	MXN	103,861	USD	6,199	(16)
UBS	05/09/24	CZK	19,471	USD	834	2
UBS	05/23/24	CNH	48,086	USD	6,703	65
Westpac Banking	04/03/24	USD	111	AUD	170	—
Westpac Banking	04/03/24	USD	133	AUD	200	(2)
Westpac Banking	04/03/24	USD	264	EUR	241	(3)
Westpac Banking	04/03/24	USD	264	JPY	38,700	(9)
Westpac Banking	04/03/24	AUD	200	USD	133	2
Westpac Banking	04/03/24	AUD	200	USD	130	—
						$1,984

A list of the open OTC swap agreements held by the Fund at March 31, 2024, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$13	$–	$13
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	22	–	22
							$35	$–	$35

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.800%	Quarterly	04/02/2026	CNY	12,090	$28	$–	$28

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

International Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $446,113 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $62,827 ($ Thousands), representing 14.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	424,905	–	424,905
U.S. Treasury Obligations	–	7,768	–	7,768
Mortgage-Backed Securities	–	3,030	–	3,030
Commercial Paper	–	2,491	–	2,491
Asset-Backed Securities	–	1,278	–	1,278
Total Investments in Securities	–	439,472	–	439,472

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	208	–	–	208
Unrealized Depreciation	(135)	–	–	(135)
Forward Contracts*
Unrealized Appreciation	–	4,498	–	4,498
Unrealized Depreciation	–	(2,514)	–	(2,514)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	35	–	35
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	28	–	28
Total Other Financial Instruments	73	2,047	–	2,120

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.7%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	800	$775

Angola — 0.8%
Angolan Government International Bond
9.375%, 05/08/2048		$2,040	1,756
8.750%, 04/14/2032		3,253	2,985
8.750%, 04/14/2032 (A)		289	265
8.250%, 05/09/2028 (A)		854	821
8.250%, 05/09/2028		735	707
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,126	2,051
			8,585

Argentina — 1.5%
Argentine Republic Government International Bond
4.250%, 01/09/2038 (B)		2,650	1,229
3.625%, 07/09/2035 (B)		5,512	2,288
3.625%, 07/09/2046 (B)		3,480	1,563
3.500%, 07/09/2041 (B)		6,999	2,821
1.000%, 07/09/2029		980	527
0.750%, 07/09/2030 (B)		8,390	4,399
0.500%, 07/09/2029	EUR	13	7
0.125%, 07/09/2030		542	281
Provincia de Buenos Aires MTN
6.375%, 09/01/2037 (B)		$4,559	1,858
4.000%, 09/01/2037 (B)	EUR	654	185
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$360	311
YPF
9.500%, 01/17/2031 (A)		548	560
			16,029

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		$200	$173
3.600%, 02/02/2031		1,502	1,217
			1,390

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	200

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,307	1,263
Southern Gas Corridor CJSC
6.875%, 03/24/2026		3,095	3,125
6.875%, 03/24/2026 (A)		690	697
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,840	1,886
			6,971

Bahamas — 0.2%
Bahamas Government International Bond
9.000%, 06/16/2029		1,000	977
8.950%, 10/15/2032		800	773
6.000%, 11/21/2028		540	485
			2,235

Bahrain — 1.1%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		838	877
7.500%, 02/12/2036 (A)		600	615
7.000%, 01/26/2026		202	204
5.450%, 09/16/2032		1,177	1,077
Bahrain Government International Bond MTN
6.250%, 01/25/2051		6,500	5,385
4.250%, 01/25/2028		556	518
Bapco Energies BSCC
8.375%, 11/07/2028 (A)		560	601
8.375%, 11/07/2028		200	214
CBB International Sukuk Programme WLL
6.000%, 02/12/2031 (A)(C)		581	582
3.875%, 05/18/2029 (A)		1,094	997
3.875%, 05/18/2029		546	498
			11,568

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		800	757

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038 (A)		627	610
6.875%, 01/19/2052	EUR	458	404

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.950%, 01/22/2035	EUR	589	$515
4.875%, 01/19/2032		102	93
			1,622

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	393
4.750%, 02/15/2029		954	922
2.375%, 08/20/2030		221	185
			1,500

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028 (C)		602	349

Brazil — 4.3%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		716	703
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	268	231
6.000%, 05/15/2045		103	89
6.000%, 08/15/2050		519	451
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025		9,998	1,997
10.000%, 01/01/2027		35,817	7,124
10.000%, 01/01/2029		61,097	11,930
10.000%, 01/01/2031		16,055	3,076
10.000%, 01/01/2033		36,946	7,001
Brazilian Government International Bond
7.125%, 05/13/2054		$1,339	1,348
6.250%, 03/18/2031		566	576
6.125%, 03/15/2034		2,761	2,730
6.000%, 10/20/2033		627	621
5.625%, 02/21/2047		667	572
4.750%, 01/14/2050		3,429	2,567
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)(C)		226	207
CSN Resources (A)
8.875%, 12/05/2030		407	420
4.625%, 06/10/2031		416	341
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		851	770
7.250%, 06/30/2031		333	301
MV24 Capital BV
6.748%, 06/01/2034		1,371	1,286
6.748%, 06/01/2034 (A)		335	314
Nexa Resources
5.375%, 05/04/2027 (A)		751	733
Samarco Mineracao SA
9.500%, 06/30/2031		400	361
St. Marys Cement Canada
5.750%, 04/02/2034 (A)		557	552

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Suzano Austria GmbH
5.000%, 01/15/2030		$284	$273
			46,574

Cameroon — 0.1%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	1,430	1,191

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028 (D)(E)	JPY	163,396	993

Chile — 2.2%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$226	173
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		256	242
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	1,833,055	2,076
2.000%, 03/01/2035		91,312	89
1.900%, 09/01/2030		2,281,487	2,240
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		345,000	383
6.000%, 04/01/2033 (A)		610,000	630
5.800%, 10/01/2034 (A)		2,620,000	2,665
5.000%, 10/01/2028 (A)		1,050,000	1,041
5.000%, 03/01/2035		275,000	260
4.700%, 09/01/2030 (A)		1,250,000	1,202
4.500%, 03/01/2026		660,000	659
2.800%, 10/01/2033 (A)		365,000	291
Cencosud
4.375%, 07/17/2027 (A)		$299	287
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)		400	403
Chile Government International Bond
4.950%, 01/05/2036		558	539
4.850%, 01/22/2029		2,464	2,441
3.250%, 09/21/2071		379	239
3.100%, 05/07/2041		1,176	869
2.450%, 01/31/2031		327	279
Corp Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		1,879	1,934
6.300%, 09/08/2053 (A)		206	206
5.950%, 01/08/2034		1,255	1,253
5.950%, 01/08/2034 (A)		364	363
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	232
3.068%, 08/18/2050		250	150
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,050	1,066
6.150%, 05/10/2033 (A)		200	203
5.250%, 11/06/2029		749	733

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 09/14/2047		$200	$151
3.450%, 09/16/2031 (A)		331	283
Nacional del Cobre de Chile (A)
5.125%, 02/02/2033		282	268
3.750%, 01/15/2031		234	209
			24,059

China — 2.0%
China Government Bond
3.810%, 09/14/2050	CNY	3,100	521
3.720%, 04/12/2051		2,400	399
3.530%, 10/18/2051		6,580	1,064
3.270%, 11/19/2030		3,100	454
3.190%, 04/15/2053		4,700	741
3.120%, 10/25/2052		6,650	1,010
3.000%, 10/15/2053		8,830	1,358
2.880%, 02/25/2033		32,060	4,605
2.800%, 03/25/2030		21,690	3,077
2.670%, 05/25/2033		11,400	1,611
2.620%, 06/25/2030		7,500	1,053
2.600%, 09/15/2030		6,000	842
2.600%, 09/01/2032		3,000	420
2.520%, 08/25/2033		1,500	210
China Government International Bond
1.950%, 12/03/2024		$2,731	2,674
1.250%, 10/26/2026 (A)		559	513
0.550%, 10/21/2025		626	585
Chinalco Capital Holdings
2.125%, 06/03/2026		173	162
Meituan
3.050%, 10/28/2030		204	175
Shimao Group Holdings
5.600%, 07/15/2026 (F)		1,949	53
5.200%, 01/30/2025 (F)		1,406	45
			21,572

Colombia — 5.5%
AI Candelaria Spain (A)
7.500%, 12/15/2028		311	305
5.750%, 06/15/2033		780	633
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,270
8.750%, 11/14/2053		$1,548	1,680
8.000%, 04/20/2033		2,622	2,768
7.500%, 02/02/2034		1,542	1,575
6.125%, 01/18/2041		2,236	1,924
5.625%, 02/26/2044		2,032	1,608
5.200%, 05/15/2049		1,427	1,047
5.000%, 06/15/2045		5,033	3,642
4.125%, 02/22/2042		2,216	1,495
4.125%, 05/15/2051		1,351	836
Colombian TES
13.250%, 02/09/2033	COP	6,925,500	2,107

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.250%, 05/28/2042	COP	5,541,800	$1,262
7.750%, 09/18/2030		8,036,600	1,891
7.500%, 08/26/2026		14,295,000	3,567
7.250%, 10/18/2034		30,196,400	6,345
7.250%, 10/26/2050		4,553,000	826
7.000%, 03/26/2031		7,758,800	1,725
7.000%, 03/26/2031		1,211,900	272
7.000%, 06/30/2032		32,199,300	6,953
6.250%, 07/09/2036		4,494,700	831
6.000%, 04/28/2028		32,059,800	7,358
5.750%, 11/03/2027		16,639,100	3,837
Ecopetrol
8.875%, 01/13/2033		$357	378
6.875%, 04/29/2030		272	265
5.875%, 11/02/2051		1,346	969
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	1,853,000	423
7.625%, 09/10/2024		3,116,000	785
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	285
7.875%, 08/12/2024		884,000	224
Grupo Aval
4.375%, 02/04/2030 (A)		$600	506
PA Autopista Rio Magdalena
6.050%, 06/15/2036		2,298,921	461
			60,053

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029 (A)	CRC	81,200	196
7.300%, 11/13/2054 (A)		$2,348	2,491
7.158%, 03/12/2045		1,000	1,045
6.550%, 04/03/2034 (A)		1,044	1,079
6.550%, 04/03/2034		1,490	1,541
			6,352

Czech Republic — 2.3%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	12,770	626
6.000%, 02/26/2026		23,340	1,036
5.750%, 03/29/2029		44,770	2,080
5.500%, 12/12/2028		39,470	1,812
5.000%, 09/30/2030		19,660	896
4.900%, 04/14/2034		33,550	1,541
4.500%, 11/11/2032		28,270	1,255
4.200%, 12/04/2036		7,740	337
3.500%, 05/30/2035		18,690	762
2.750%, 07/23/2029		14,800	602
2.500%, 08/25/2028		115,680	4,696
2.000%, 10/13/2033		91,270	3,308
1.950%, 07/30/2037		5,510	185
1.750%, 06/23/2032		18,680	677
1.500%, 04/24/2040		6,150	185

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.200%, 03/13/2031	CZK	27,240	$979
1.000%, 06/26/2026		46,200	1,851
0.950%, 05/15/2030		5,750	208
0.250%, 02/10/2027		44,470	1,721
0.050%, 11/29/2029		18,530	643
			25,400

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	236,870	4,099
Dominican Republic International Bond
11.250%, 09/15/2035 (A)		30,550	556
9.750%, 06/05/2026		19,150	324
7.050%, 02/03/2031		$4,383	4,535
6.850%, 01/27/2045		6,086	6,024
6.500%, 02/15/2048		296	281
6.400%, 06/05/2049		501	470
6.000%, 02/22/2033		457	443
5.875%, 04/18/2024 (A)		24	24
5.875%, 01/30/2060		3,098	2,632
			19,388

Ecuador — 1.1%
Ecuador Government International Bond
6.000%, 07/31/2030 (A)(B)		2,028	1,374
6.000%, 07/31/2030 (B)		3,352	2,271
3.500%, 07/31/2035 (A)(B)(C)		2,529	1,327
3.500%, 07/31/2035 (B)		10,362	5,439
2.500%, 07/31/2040 (B)		1,421	689
2.500%, 07/31/2040 (A)(B)		1,165	565
0.000%, 07/31/2030 (A)(G)		690	339
0.000%, 07/31/2030 (G)		233	114
			12,118

Egypt — 2.4%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	57
Egypt Government International Bond
8.875%, 05/29/2050		$4,970	4,074
8.700%, 03/01/2049		4,700	3,789
8.700%, 03/01/2049 (A)		389	314
8.500%, 01/31/2047		1,591	1,260
7.625%, 05/29/2032		1,794	1,526
Egypt Government International Bond MTN
7.300%, 09/30/2033		2,936	2,399
6.375%, 04/11/2031	EUR	2,120	1,893
5.625%, 04/16/2030		432	382
Egypt Treasury Bills
0.000%, 06/04/2024 (G)	EGP	28,850	582
0.000%, 06/18/2024 (G)		64,325	1,287
0.000%, 09/10/2024 (G)		12,225	230
0.000%, 12/10/2024 (G)		19,725	351
0.000%, 12/17/2024 (G)		141,050	2,497
0.000%, 03/04/2025 (G)		103,500	1,737

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 03/18/2025 (G)	EGP	182,500	$3,062
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026		$995	1,037
			26,477

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052 (C)		5,093	4,223
8.250%, 04/10/2032		627	519
7.650%, 06/15/2035		819	621
7.125%, 01/20/2050		700	482
6.375%, 01/18/2027 (A)		412	357
			6,202

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		1,380	1,007
6.625%, 12/11/2024 (A)		393	287
			1,294

Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031		1,250	1,064
7.000%, 11/24/2031 (A)		700	595
			1,659

Ghana — 1.0%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	715
10.750%, 10/14/2030		3,904	2,644
8.950%, 03/26/2051		2,095	1,063
8.875%, 05/07/2042		1,691	854
8.750%, 03/11/2061		693	352
8.627%, 06/16/2049		789	396
8.625%, 04/07/2034		3,500	1,785
7.875%, 02/11/2035		1,101	561
7.750%, 04/07/2029 (C)		450	232
7.625%, 05/16/2029 (C)		1,289	659
6.375%, 02/11/2027		281	143
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	518	14
9.850%, 02/03/2037		514	14
9.700%, 02/05/2036		514	14
9.550%, 02/06/2035		513	15
9.400%, 02/07/2034		513	15
9.250%, 02/08/2033		2,207	66
9.100%, 02/10/2032		2,205	69
8.950%, 02/11/2031		7,350	241
8.800%, 02/12/2030		10,163	358
8.650%, 02/13/2029		14,426	553
8.500%, 02/15/2028		3,802	162
8.350%, 02/16/2027		7,701	370
			11,295

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$214	$190
Guatemala Government Bond
7.050%, 10/04/2032 (A)		865	917
6.600%, 06/13/2036 (A)		1,205	1,229
6.600%, 06/13/2036		1,991	2,031
6.125%, 06/01/2050		2,015	1,873
3.700%, 10/07/2033		200	165
			6,405

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	314
5.625%, 06/24/2030		1,281	1,137
			1,451

Hong Kong — 0.0%
NWD MTN
4.125%, 07/18/2029		355	270

Hungary — 3.4%
Hungary Government Bond
9.500%, 10/21/2026	HUF	823,270	2,391
6.750%, 10/22/2028		2,810,230	7,693
5.500%, 06/24/2025		313,990	849
4.750%, 11/24/2032		2,082,520	4,980
4.500%, 03/23/2028		1,585,680	4,006
4.500%, 05/27/2032		164,700	388
3.250%, 10/22/2031		243,940	533
3.000%, 10/27/2027		196,970	478
3.000%, 08/21/2030		316,990	704
3.000%, 10/27/2038		707,840	1,283
3.000%, 04/25/2041		349,900	601
2.250%, 04/20/2033		432,020	833
2.000%, 05/23/2029		737,340	1,615
Hungary Government International Bond
6.750%, 09/25/2052 (A)		$2,045	2,191
6.125%, 05/22/2028 (A)		840	860
6.125%, 05/22/2028		1,894	1,939
5.500%, 03/26/2036 (A)		1,438	1,395
3.125%, 09/21/2051		2,052	1,293
3.125%, 09/21/2051 (A)		299	189
2.125%, 09/22/2031 (A)		1,475	1,168
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	279	317
MVM Energetika Zrt
7.500%, 06/09/2028		$1,000	1,040
			36,746

India — 0.4%
Adani Green Energy UP
6.700%, 03/12/2042 (A)		300	290

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		$657	$541
Export-Import Bank of India
5.500%, 01/18/2033		621	627
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	592
2.250%, 01/13/2031		415	343
Greenko Power II
4.300%, 12/13/2028		450	412
Power Finance MTN
3.950%, 04/23/2030 (A)		361	329
Reliance Industries
2.875%, 01/12/2032 (A)		550	467
Vedanta Resources Finance II
13.875%, 12/09/2028		681	619
			4,220

Indonesia — 6.1%
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		1,165	1,099
4.750%, 05/15/2025		240	237
Indonesia Government International Bond
5.650%, 01/11/2053		2,554	2,669
4.850%, 01/11/2033		1,579	1,561
4.700%, 02/10/2034		338	330
4.650%, 09/20/2032		464	451
4.550%, 01/11/2028		1,995	1,963
4.400%, 03/10/2029		544	531
4.300%, 03/31/2052		311	266
3.550%, 03/31/2032		1,485	1,342
2.850%, 02/14/2030		1,556	1,387
1.400%, 10/30/2031	EUR	841	766
1.300%, 03/23/2034		229	193
1.100%, 03/12/2033		170	145
Indonesia Government International Bond MTN
3.750%, 06/14/2028		487	527
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	31,550,000	2,192
8.750%, 05/15/2031		20,534,000	1,444
8.375%, 03/15/2034		19,797,000	1,396
8.375%, 04/15/2039		37,880,000	2,710
8.250%, 05/15/2029		23,186,000	1,566
8.250%, 06/15/2032		11,041,000	764
8.250%, 05/15/2036		54,640,000	3,846
8.125%, 05/15/2024		31,802,000	2,009
7.500%, 08/15/2032		20,946,000	1,388
7.500%, 06/15/2035		17,596,000	1,172
7.500%, 05/15/2038		4,149,000	277
7.500%, 04/15/2040		17,705,000	1,177
7.125%, 06/15/2038		55,242,000	3,533
7.125%, 06/15/2042		9,150,000	588
7.125%, 06/15/2043		23,175,000	1,481

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 09/15/2030	IDR	44,363,000	$2,852
7.000%, 02/15/2033		52,929,000	3,404
6.875%, 04/15/2029		62,050,000	3,952
6.875%, 08/15/2051		15,247,000	953
6.625%, 02/15/2034		56,154,000	3,510
6.500%, 06/15/2025		5,895,000	372
6.500%, 02/15/2031		48,565,000	3,035
6.375%, 08/15/2028		39,243,000	2,458
6.375%, 04/15/2032		19,766,000	1,222
6.375%, 07/15/2037		1,500,000	93
5.125%, 04/15/2027		18,428,000	1,120
Medco Bell Pte
6.375%, 01/30/2027 (A)		$259	252
Minejesa Capital BV
5.625%, 08/10/2037 (A)		995	902
5.625%, 08/10/2037		500	454
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	792
1.875%, 11/05/2031		250	222
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	749
6.150%, 05/21/2048 (A)		657	665
4.375%, 02/05/2050 (A)		265	211
3.375%, 02/05/2030		750	673
			66,901

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,268	1,193

Israel — 0.2%
Israel Electric
8.100%, 12/15/2096		1,400	1,590
Israel Government International Bond
4.500%, 04/03/2120		759	566
Leviathan Bond
6.750%, 06/30/2030 (A)		394	364
			2,520

Ivory Coast — 0.8%
Ivory Coast Government International Bond
8.250%, 01/30/2037 (A)		1,400	1,403
6.875%, 10/17/2040	EUR	3,789	3,533
6.625%, 03/22/2048		627	550
6.625%, 03/22/2048		1,879	1,650
5.750%, 12/31/2032 (B)		$69	66
5.250%, 03/22/2030	EUR	753	756
4.875%, 01/30/2032		370	344
			8,302

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Jamaica — 0.3%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	378,500	$2,604
TransJamaican Highway Ltd
5.750%, 10/10/2036		590	522
			3,126

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$1,221	1,217
7.500%, 01/13/2029		555	553
7.375%, 10/10/2047		3,050	2,686
			4,456

Kazakhstan — 0.7%
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		1,517	1,443
KazMunayGas National JSC
6.375%, 10/24/2048		700	653
6.375%, 10/24/2048 (A)		1,974	1,840
5.750%, 04/19/2047 (A)		1,802	1,563
5.750%, 04/19/2047		63	55
5.375%, 04/24/2030 (A)		400	392
KazMunayGas National JSC MTN
5.375%, 04/24/2030		200	196
QazaqGaz NC JSC
4.375%, 09/26/2027		726	682
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	364
			7,188

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		2,501	2,146
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)		1,684	1,724
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	112,000	902
			4,772

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(D)(H)		$513	494

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)		4,412	287
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (F)		4,494	295
7.000%, 03/20/2028 (F)		2,048	133
6.850%, 05/25/2029 (F)		387	25

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.650%, 11/03/2028 (F)		$2,667	$174
6.650%, 02/26/2030 (F)		1,870	122
6.600%, 11/27/2026 (F)		1,613	103
6.400%, 05/26/2023 (F)		2,649	159
6.375%, 12/31/2023 (F)		4,989	327
6.150%, 12/31/2023 (F)		2,616	168
6.100%, 10/04/2022 (F)		6,316	394
6.100%, 10/04/2022 (F)		569	35
5.800%, 04/14/2023 (F)		2,787	166
			2,388

Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	1,250	1,171

Malaysia — 5.3%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$749	737
Malaysia Government Bond
5.248%, 09/15/2028	MYR	3,617	815
4.935%, 09/30/2043		1,700	403
4.921%, 07/06/2048		370	87
4.893%, 06/08/2038		8,611	1,995
4.762%, 04/07/2037		2,333	532
4.696%, 10/15/2042		20,584	4,692
4.642%, 11/07/2033		6,800	1,525
4.504%, 04/30/2029		7,760	1,704
4.498%, 04/15/2030		9,992	2,196
4.457%, 03/31/2053		2,400	528
4.392%, 04/15/2026		1,705	367
4.254%, 05/31/2035		8,484	1,846
4.065%, 06/15/2050		10,317	2,137
3.955%, 09/15/2025		15,134	3,225
3.906%, 07/15/2026		14,698	3,138
3.900%, 11/30/2026		3,285	703
3.899%, 11/16/2027		8,750	1,872
3.885%, 08/15/2029		16,672	3,561
3.882%, 03/14/2025		6,763	1,436
3.828%, 07/05/2034		33,619	7,078
3.757%, 05/22/2040		13,110	2,691
3.733%, 06/15/2028		19,480	4,138
3.582%, 07/15/2032		9,154	1,898
3.519%, 04/20/2028		3,800	800
3.502%, 05/31/2027		6,179	1,305
2.632%, 04/15/2031		11,444	2,247
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	262
4.119%, 11/30/2034		1,248	269
Petronas Capital MTN
3.500%, 04/21/2030		$550	504
3.404%, 04/28/2061		1,519	1,041

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.480%, 01/28/2032		$2,612	$2,176
			57,908

ME — 0.1%
Montenegro Government International Bond
7.250%, 03/12/2031 (A)		836	850

Mexico — 8.0%
America Movil
7.125%, 12/09/2024	MXN	18,110	1,054
Cemex (H)
9.125%, H15T5Y + 5.157% (A)(D)		$326	354
9.125%, H15T5Y + 5.157% (D)		250	272
5.125%, H15T5Y + 4.534% (A)(D)		200	193
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	2,240
6.264%, 02/15/2052 (A)		$263	229
4.688%, 05/15/2029 (A)		638	600
3.875%, 07/26/2033		300	245
3.348%, 02/09/2031 (A)		391	326
Mexican Bonos
10.000%, 12/05/2024	MXN	35,335	2,111
8.500%, 05/31/2029		139,719	8,148
8.500%, 11/18/2038		108,515	6,077
8.000%, 05/24/2035		10,700	585
8.000%, 11/07/2047		72,718	3,772
8.000%, 07/31/2053		33,575	1,729
7.750%, 05/29/2031		234,395	12,987
7.750%, 11/13/2042		92,486	4,733
7.500%, 06/03/2027		119,361	6,796
7.500%, 05/26/2033		37,394	2,007
7.000%, 09/03/2026		5,728	324
5.750%, 03/05/2026		107,221	5,968
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$505	426
Mexico Government International Bond
6.000%, 05/07/2036		948	950
5.000%, 05/07/2029		200	197
2.659%, 05/24/2031		1,719	1,434
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,016	1,758
5.625%, 03/19/2114	GBP	5,200	5,050
Minera Mexico
4.500%, 01/26/2050 (A)		$418	325
Petroleos Mexicanos
7.690%, 01/23/2050		9,217	6,630
6.950%, 01/28/2060		308	204
6.625%, 06/15/2035		1,550	1,176
6.375%, 01/23/2045		912	588
6.350%, 02/12/2048		678	432
6.350%, 02/12/2048 (A)		130	83

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.950%, 01/28/2031		$470	$377
Petroleos Mexicanos MTN
6.750%, 09/21/2047		5,822	3,873
Poinsettia Finance
6.625%, 06/17/2031		3,527	2,991
United Mexican States
4.600%, 01/23/2046		1,051	844
			88,088

Mongolia — 0.2%
Mongolia Government International Bond (A)
8.650%, 01/19/2028		1,499	1,579
7.875%, 06/05/2029		539	555
			2,134

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		740	764
6.500%, 09/08/2033		200	206
5.950%, 03/08/2028 (A)		1,042	1,052
4.000%, 12/15/2050		505	344
3.000%, 12/15/2032		315	253
OCP SA
5.125%, 06/23/2051 (A)		1,611	1,211
			3,830

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,073	918
9.000%, 09/15/2031 (B)		200	170
			1,088

Nigeria — 0.9%
Nigeria Government International Bond
9.248%, 01/21/2049		571	522
8.747%, 01/21/2031		856	826
7.875%, 02/16/2032		923	835
7.696%, 02/23/2038		827	678
Nigeria Government International Bond MTN
8.375%, 03/24/2029		1,153	1,122
8.250%, 09/28/2051		2,390	1,954
7.375%, 09/28/2033		3,305	2,824
6.500%, 11/28/2027 (A)		287	270
Nigeria Treasury Bill
0.000%, 03/27/2025 (G)	NGN	1,272,223	787
			9,818

Oman — 1.2%
EDO Sukuk
5.875%, 09/21/2033 (A)		$666	677
Oman Government International Bond
7.000%, 01/25/2051		880	925
6.750%, 10/28/2027 (A)		1,094	1,136

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, 10/28/2027		$4,188	$4,351
6.750%, 01/17/2048		5,114	5,228
6.500%, 03/08/2047 (A)		611	617
6.500%, 03/08/2047		281	284
			13,218

Pakistan — 0.3%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		200	174
Pakistan Government International Bond
8.250%, 09/30/2025 (C)		609	571
Pakistan Government International Bond MTN
8.875%, 04/08/2051		3,103	2,329
7.375%, 04/08/2031		216	170
			3,244

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		311	227
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		228	178
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	459
Panama Bonos del Tesoro
3.362%, 06/30/2031		2,200	1,743
Panama Government International Bond
9.375%, 04/01/2029		350	391
8.125%, 04/28/2034		478	511
8.000%, 03/01/2038		2,480	2,598
7.875%, 03/01/2057		878	887
7.500%, 03/01/2031		213	221
6.875%, 01/31/2036		224	218
6.853%, 03/28/2054		317	288
6.700%, 01/26/2036		150	146
6.400%, 02/14/2035		2,432	2,294
4.500%, 04/16/2050		3,031	2,042
4.500%, 04/01/2056		2,766	1,799
4.500%, 01/19/2063		1,077	689
2.252%, 09/29/2032		400	285
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		208	187
			15,163

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	265
8.375%, 10/04/2028 (A)		275	259
			524

Paraguay — 0.4%
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	15,101,000	2,113

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 02/09/2036 (A)		$200	$202
5.850%, 08/21/2033 (A)		1,366	1,365
5.600%, 03/13/2048		703	637
5.400%, 03/30/2050		571	502
			4,819

Peru — 3.3%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		252	256
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	688
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	7,651	2,066
6.950%, 08/12/2031		399	107
5.350%, 08/12/2040		2,134	461
Peruvian Government International Bond
8.200%, 08/12/2026		15	4
6.950%, 08/12/2031		10,784	2,904
6.900%, 08/12/2037		1,171	300
6.900%, 08/12/2037		4,839	1,239
6.850%, 02/12/2042		613	157
6.350%, 08/12/2028		1,137	313
6.350%, 08/12/2028		10,151	2,794
6.150%, 08/12/2032		18,201	4,589
5.940%, 02/12/2029		9,481	2,534
5.940%, 02/12/2029		4,955	1,324
5.400%, 08/12/2034		16,237	3,761
5.400%, 08/12/2034		1,243	288
3.600%, 01/15/2072		$1,200	794
3.230%, 07/28/2121		596	340
2.783%, 01/23/2031		3,274	2,801
1.950%, 11/17/2036	EUR	1,550	1,293
1.250%, 03/11/2033		518	444
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	612
5.625%, 06/19/2047		7,887	5,267
4.750%, 06/19/2032 (A)		613	483
			35,819

Philippines — 0.9%
Philippine Government Bond
6.750%, 09/15/2032	PHP	25,940	476
6.625%, 08/17/2033		10,540	192
6.250%, 01/25/2034		31,170	555
Philippine Government International Bond
5.500%, 01/17/2048		$1,052	1,068
5.170%, 10/13/2027		499	501
5.000%, 07/17/2033		1,140	1,140
2.950%, 05/05/2045		824	573
2.650%, 12/10/2045		1,548	1,026
1.950%, 01/06/2032		4,395	3,536
1.750%, 04/28/2041	EUR	302	228

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.648%, 06/10/2031		$573	$457
			9,752

Poland — 4.0%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	208
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		209	208
5.125%, 02/22/2033	EUR	805	944
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	28,025	7,609
6.000%, 10/25/2033		7,620	1,988
3.750%, 05/25/2027		11,212	2,696
2.750%, 04/25/2028		156	36
2.750%, 10/25/2029		5,286	1,168
2.500%, 07/25/2026		15,853	3,752
2.500%, 07/25/2027		6,719	1,550
1.750%, 04/25/2032		36,625	7,039
1.250%, 10/25/2030		15,218	2,974
Republic of Poland Government International Bond
5.500%, 11/16/2027		$87	89
5.500%, 04/04/2053		1,272	1,267
5.500%, 03/18/2054		3,754	3,726
5.125%, 09/18/2034		3,084	3,074
4.875%, 10/04/2033		4,131	4,064
4.625%, 03/18/2029		1,206	1,198
4.125%, 01/11/2044	EUR	223	245
3.625%, 01/11/2034		260	280
			44,115

Qatar — 0.6%
Qatar Government International Bond
4.817%, 03/14/2049		$2,650	2,480
4.500%, 04/23/2028		3,905	3,901
QatarEnergy (A)
3.300%, 07/12/2051		234	165
3.125%, 07/12/2041		292	218
			6,764

Romania — 2.3%
Romania Government Bond
8.750%, 10/30/2028	RON	2,015	480
8.000%, 04/29/2030		3,085	723
7.900%, 02/24/2038		615	148
7.350%, 04/28/2031		1,155	263
6.700%, 02/25/2032		9,220	2,022
4.750%, 10/11/2034		1,265	237
3.250%, 06/24/2026		3,585	736
2.500%, 10/25/2027		2,450	471
Romanian Government International Bond
7.125%, 01/17/2033 (A)		$1,816	1,940
7.125%, 01/17/2033		192	205
6.375%, 01/30/2034 (A)		3,292	3,334

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.875%, 01/30/2029 (A)		$890	$889
5.000%, 02/12/2029	RON	1,645	338
4.000%, 02/14/2051		$1,382	976
3.000%, 02/14/2031 (A)		600	503
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,700	2,989
6.375%, 09/18/2033	EUR	665	769
5.625%, 02/22/2036 (A)		1,000	1,079
5.625%, 02/22/2036		653	704
3.875%, 10/29/2035		850	792
3.750%, 02/07/2034		3,544	3,356
2.875%, 04/13/2042		297	219
2.124%, 07/16/2031		158	139
2.000%, 01/28/2032		640	549
2.000%, 04/14/2033		1,385	1,146
			25,007

Russia — 0.1%
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$–	–
Serbia International Bond
6.500%, 09/26/2033 (A)		286	292
6.500%, 09/26/2033		200	204
6.250%, 05/26/2028 (A)		426	434
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	37
6.800%, 11/22/2025 (A)		150	7
			974

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		200	162

Saudi Arabia — 1.4%
Acwa Power Management And Investments One
5.950%, 12/15/2039		2,299	2,234
Gaci First Investment
5.375%, 01/29/2054		2,183	1,939
4.875%, 02/14/2035		467	445
Saudi Government International Bond
4.750%, 01/16/2030 (A)		5,223	5,163
Saudi Government International Bond MTN
5.000%, 04/17/2049		274	249
5.000%, 01/18/2053		2,900	2,590
4.625%, 10/04/2047 (A)		1,883	1,620
2.250%, 02/02/2033		1,138	916
			15,156

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,617	1,197

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 06/08/2037	EUR	580	$454
			1,651

Serbia — 0.4%
Serbia International Bond
2.125%, 12/01/2030		$729	577
1.650%, 03/03/2033	EUR	522	420
1.500%, 06/26/2029		1,698	1,546
Serbia International Bond MTN
2.050%, 09/23/2036		1,789	1,350
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	417
4.500%, 01/11/2026		15,250	139
4.500%, 08/20/2032		10,270	86
			4,535

South Africa — 7.2%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	319
Eskom Holdings SOC
4.314%, 07/23/2027		1,189	1,092
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		977	969
7.500%, 09/15/2033	ZAR	35,000	1,290
Republic of South Africa
10.500%, 12/21/2026		155,868	8,445
9.000%, 01/31/2040		160,821	6,264
8.875%, 02/28/2035		61,186	2,576
8.750%, 01/31/2044		231,254	8,541
8.750%, 02/28/2048		198,735	7,247
8.500%, 01/31/2037		172,477	6,715
8.250%, 03/31/2032		46,090	2,030
8.000%, 01/31/2030		200,742	9,413
7.000%, 02/28/2031		147,150	6,258
6.500%, 02/28/2041		116,618	3,514
6.250%, 03/31/2036		95,337	3,130
5.750%, 09/30/2049		$7,402	5,360
5.650%, 09/27/2047		946	686
4.850%, 09/27/2027		420	398
Republic of South Africa Government International Bond
7.300%, 04/20/2052		2,486	2,150
5.875%, 04/20/2032		1,013	912
Sasol Financing USA
8.750%, 05/03/2029 (A)		295	300
6.500%, 09/27/2028		360	345
4.375%, 09/18/2026		351	331
Transnet SOC
8.250%, 02/06/2028 (A)		788	783
			79,068

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	555

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.250%, 12/07/2024	IDR	700,000	$44
			599

Sri Lanka — 1.0%
Sri Lanka Government Bonds
11.500%, 12/15/2028	LKR	125,000	407
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,298	763
7.550%, 03/28/2030		834	488
6.850%, 03/14/2024		512	301
6.850%, 11/03/2025 (C)		2,009	1,195
6.825%, 07/18/2026 (A)(C)		909	541
6.825%, 07/18/2026		500	297
6.750%, 04/18/2028 (A)		4,098	2,407
6.750%, 04/18/2028		4,048	2,378
6.200%, 05/11/2027		1,924	1,130
5.750%, 04/18/2023		630	370
Sri Lanka Treasury Bills
0.000%, 09/20/2024 (G)	LKR	125,000	398
			10,675

Supranational — 0.3%
Asian Development Bank MTN
0.000%, 04/20/2043 (G)	MXN	7,000	71
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	182,600	2,167
6.500%, 04/17/2030		65,000	761
			2,999

Supra-National — 0.8%
Africa Finance
2.875%, 04/28/2028 (A)		$1,506	1,321
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	170
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	325
Asian Development Bank MTN
13.000%, 03/07/2025	COP	1,989,000	521
12.750%, 03/03/2025		3,183,000	838
11.200%, 01/31/2025		1,764,000	452
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (G)	MXN	15,200	254
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	818
4.700%, 10/22/2031		280	241
4.700%, 10/22/2031 (A)		233	200
European Bank for Reconstruction & Development MTN
5.200%, 05/28/2024	IDR	11,593,600	729
International Finance Corp MTN
0.000%, 08/16/2028 (G)	COP	16,480,000	2,875
			8,744

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$1,402	$1,281

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		300	276

Thailand — 2.8%
Thailand Government Bond
3.450%, 06/17/2043	THB	85,880	2,496
3.400%, 06/17/2036		63,208	1,862
3.390%, 06/17/2037		40,300	1,185
3.350%, 06/17/2033		283,174	8,263
3.300%, 06/17/2038		74,684	2,174
2.800%, 06/17/2034		6,493	182
2.750%, 06/17/2052		1,861	46
2.650%, 06/17/2028		340,699	9,494
2.400%, 03/17/2029		43,759	1,206
2.000%, 06/17/2042		81,320	1,950
1.250%, 03/12/2028		56,563	1,646
			30,504

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		$765	767

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026 (A)	EUR	600	544
6.375%, 07/15/2026		599	543
5.750%, 01/30/2025		$309	291
			1,378

Turkey — 2.1%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		3,793	4,011
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		600	642
10.500%, 12/06/2028		221	236
Turkiye Government Bond
31.080%, 11/08/2028	TRY	19,991	646
26.200%, 10/05/2033		46,271	1,484
17.800%, 07/13/2033		9,295	222
17.300%, 07/19/2028		34,054	809
1.500%, 06/18/2025		12,424	1,669
Turkiye Government International Bond
9.375%, 03/14/2029		$558	606
9.125%, 07/13/2030		959	1,037
7.625%, 05/15/2034		3,476	3,485
7.375%, 02/05/2025		253	257
5.875%, 05/21/2030	EUR	662	711

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 05/11/2047		$8,485	$6,438
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		367	384
7.500%, 02/06/2028		246	247
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		368	386
			23,270

Uganda — 0.5%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	3,397,200	862
15.000%, 05/20/2032		10,975,900	2,731
14.250%, 06/22/2034		3,800,000	895
14.000%, 05/29/2025		1,793,400	464
			4,952

Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	720	469
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$731	273
State Agency of Roads of Ukraine
6.250%, 06/24/2030 (A)		363	104
Ukraine Government Bond
15.840%, 02/26/2025	UAH	66,553	1,158
9.990%, 05/22/2024		89,181	1,552
Ukraine Government International Bond
9.750%, 11/01/2030		$497	173
7.750%, 09/01/2026 (A)		2,720	882
7.750%, 09/01/2027 (A)		2,445	806
7.750%, 09/01/2028		2,383	773
7.750%, 09/01/2029		845	274
7.750%, 08/01/2041 (A)(D)		1,306	721
7.750%, 08/01/2041 (D)		990	547
7.375%, 09/25/2034		2,206	634
7.253%, 03/15/2035		1,175	336
6.876%, 05/21/2031		3,301	956
6.876%, 05/21/2031 (A)		281	81
6.750%, 06/20/2028	EUR	1,299	421
			10,160

United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		$1,010	905
4.600%, 11/02/2047 (A)		558	500
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,049	735
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051 (A)(C)		519	352
1.700%, 03/02/2031		3,905	3,238
1.625%, 06/02/2028		200	177

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		$490	$362
Finance Department Government of Sharjah MTN (A)
6.125%, 03/06/2036		566	570
4.000%, 07/28/2050		1,904	1,252
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		358	287
2.625%, 03/31/2036		370	301
MDGH GMTN RSC
5.875%, 05/01/2034 (A)		2,397	2,548
5.500%, 04/28/2033		1,062	1,097
MDGH GMTN RSC MTN
3.950%, 05/21/2050		200	157
			12,481

United States — 0.5%
Dominican Republic International Bond
13.625%, 02/03/2033 (A)	DOP	8,000	163
Israel Government International Bond
5.750%, 03/12/2054		$2,098	2,008
5.500%, 03/12/2034		641	633
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(D)	IDR	32,433,000	2,085
Sagicor Financial
5.300%, 05/13/2028		$320	305
			5,194

Uruguay — 0.9%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	162,778	4,534
8.500%, 03/15/2028		11,398	298
5.750%, 10/28/2034		$3,024	3,189
5.100%, 06/18/2050		201	194
4.975%, 04/20/2055 (C)		713	669
4.375%, 01/23/2031		465	455
			9,339

Uzbekistan — 0.4%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		934	770
Uzauto Motors AJ
4.850%, 05/04/2026		1,319	1,218
4.850%, 05/04/2026 (A)		1,310	1,209
Uzbekneftegaz JSC
4.750%, 11/16/2028		900	753
4.750%, 11/16/2028 (A)		592	496
			4,446

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		2,300	253
9.000%, 11/17/2021 (F)		4,300	430

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 05/16/2024 (F)		$7,785	$704
6.000%, 05/16/2024 (F)		4,692	425
6.000%, 11/15/2026 (F)		12,470	1,148
5.500%, 04/12/2037 (F)		1,740	157
5.375%, 04/12/2027 (F)		1,563	143
Venezuela Government International Bond
9.250%, 05/07/2028 (F)		2,941	468
9.000%, 05/07/2024		3,800	544
8.250%, 10/13/2024 (F)		3,304	464
7.750%, 10/13/2019 (F)		6,276	844
			5,580

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,084	1,033

Zambia — 1.1%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	46
13.000%, 12/18/2027		5,630	176
13.000%, 01/25/2031		64,042	1,668
12.000%, 02/21/2029		5,000	142
11.000%, 01/25/2026		18,620	640
11.000%, 06/28/2026		78,885	2,585
11.000%, 08/21/2028		10,000	276
10.000%, 06/28/2024		47,905	1,922
Zambia Government International Bond
8.970%, 07/30/2027		$2,811	2,061
8.500%, 04/14/2024		560	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2023 (A)	$369	$243
5.375%, 09/20/2024	3,190	2,106
		12,278

Total Global Bonds
(Cost $1,075,445) ($ Thousands)		1,037,854

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Note
5.546%, USBMMY3M + 0.245%, 01/31/2026 (D)	10,500	10,511
3.125%, 08/31/2029	6,900	6,532

Total U.S. Treasury Obligations
(Cost $16,906) ($ Thousands)		17,043

	Shares
AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, LP
5.340% **†(I)	8,913,870	8,912

Total Affiliated Partnership
(Cost $8,914) ($ Thousands)		8,912

Total Investments in Securities — 97.1%
(Cost $1,101,265) ($ Thousands)		$1,063,809

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	39	Jun-2024	$4,987	$4,981	$22
Korea 10-Year Bond	64	Jun-2024	5,463	5,400	7
Korea 3-Year Bond	265	Jun-2024	20,967	20,637	(8)
U.S. 2-Year Treasury Note	49	Jun-2024	10,028	10,020	(8)
U.S. 5-Year Treasury Note	103	Jun-2024	11,047	11,023	(24)
U.S. 10-Year Treasury Note	84	Jun-2024	9,284	9,307	23
U.S. Long Treasury Bond	43	Jun-2024	5,077	5,179	102
U.S. Ultra Long Treasury Bond	16	Jun-2024	2,020	2,064	44
			68,873	68,611	158
Short Contracts
Euro-Bund	(111)	Jun-2024	$(15,952)	$(15,989)	$(131)
Euro-Buxl	(20)	Jun-2024	(2,886)	(2,933)	(63)
Euro-Schatz	(5)	Jun-2024	(574)	(571)	–
			(19,412)	(19,493)	(194)
			$49,461	$49,118	$(36)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/03/24	USD	317	EUR	292	$(2)
Barclays PLC	04/03/24	EUR	1,743	USD	1,896	15
Barclays PLC	04/10/24	USD	640	HKD	5,000	(1)
Barclays PLC	04/18/24	USD	2,283	TRY	74,800	(21)
Barclays PLC	04/18/24	TRY	69,000	USD	2,038	(49)
Barclays PLC	05/02/24	COP	2,244,018	USD	559	(19)
Barclays PLC	05/23/24	USD	1,323	BRL	6,588	(13)
Barclays PLC	06/20/24	USD	351	EUR	320	(4)
Barclays PLC	06/20/24	USD	2,030	TRY	73,910	53
Barclays PLC	06/20/24	EUR	3,138	PLN	13,497	(17)
Barclays PLC	06/20/24	USD	3,612	MXN	61,620	49
Barclays PLC	06/20/24	USD	8,438	RON	38,410	(97)
Barclays PLC	09/18/24	USD	1,844	TRY	73,910	34
Barclays PLC	03/19/25	USD	2,733	TRY	133,680	105
BNP Paribas	04/04/24	EUR	724	CZK	18,368	3
BNP Paribas	04/05/24	USD	2,086	THB	70,863	(143)
BNP Paribas	04/18/24	THB	45,729	USD	1,272	17
BNP Paribas	05/09/24	CNY	14,412	USD	2,012	(13)
BNP Paribas	05/09/24	INR	73,559	USD	884	2
BNP Paribas	05/16/24	USD	302	COP	1,193,901	5
BNP Paribas	06/20/24	USD	228	IDR	3,621,950	—
BNP Paribas	06/20/24	CNY	11,867	USD	1,640	(29)
BNP Paribas	06/20/24	PHP	73,081	USD	1,309	9
BNP Paribas	01/09/25	TRY	12,523	USD	294	11
Citigroup	04/02/24	USD	482	EGP	21,166	(36)
Citigroup	04/02/24	EGP	24,901	USD	638	113
Citigroup	04/03/24	USD	419	BRL	2,078	(4)
Citigroup	04/03/24	PLN	1,283	EUR	297	(2)
Citigroup	04/03/24	EUR	1,820	USD	1,976	11
Citigroup	04/03/24	USD	3,285	EUR	3,019	(24)
Citigroup	04/04/24	EUR	865	USD	936	2
Citigroup	04/04/24	USD	2,250	CLP	2,221,380	14
Citigroup	04/04/24	CLP	1,444,416	USD	1,496	23
Citigroup	04/05/24	THB	291	USD	8	—
Citigroup	04/08/24	INR	124,651	USD	1,495	—
Citigroup	04/18/24	RON	3,256	EUR	652	(3)
Citigroup	04/18/24	EUR	3,509	RON	17,514	15
Citigroup	04/25/24	SGD	1,084	USD	810	6
Citigroup	05/02/24	USD	201	COP	796,291	5
Citigroup	05/03/24	USD	1,790	EUR	1,652	(4)
Citigroup	05/09/24	USD	2,284	CNY	16,369	16
Citigroup	05/13/24	EUR	748	HUF	299,725	11
Citigroup	05/13/24	HUF	1,475,777	EUR	3,717	(15)
Citigroup	05/16/24	USD	815	COP	3,159,522	(3)
Citigroup	05/20/24	USD	1,524	ARS	1,440,000	37
Citigroup	05/23/24	USD	436	BRL	2,188	(1)
Citigroup	06/03/24	USD	1,572	INR	131,348	1

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/04/24	BRL	2,150	USD	429	$2
Citigroup	06/04/24	USD	6,338	BRL	31,927	3
Citigroup	06/04/24	USD	4,633	BRL	23,160	(33)
Citigroup	06/18/24	USD	1,563	ARS	1,560,040	34
Citigroup	06/20/24	USD	250	RON	1,150	—
Citigroup	06/20/24	USD	304	ZAR	5,800	—
Citigroup	06/20/24	USD	828	MXN	14,018	5
Citigroup	06/20/24	EUR	1,493	PLN	6,436	(5)
Citigroup	06/20/24	USD	1,913	PLN	7,540	(23)
Citigroup	06/20/24	USD	2,861	IDR	44,901,663	(37)
Citigroup	06/20/24	USD	3,029	CNY	21,690	22
Citigroup	06/20/24	PLN	3,950	USD	990	—
Citigroup	06/20/24	USD	4,142	CZK	95,810	(48)
Citigroup	06/20/24	USD	4,856	KRW	6,432,580	(67)
Citigroup	06/20/24	EUR	6,475	USD	7,107	92
Citigroup	06/20/24	CNY	12,042	USD	1,683	(11)
Citigroup	06/20/24	ZMW	27,587	USD	1,036	(44)
Citigroup	06/20/24	CZK	18,986	EUR	751	2
Citigroup	06/20/24	CZK	20,208	EUR	796	(2)
Citigroup	06/20/24	ZAR	49,307	USD	2,618	30
Citigroup	06/20/24	ZAR	6,843	USD	359	—
Citigroup	06/20/24	THB	255,050	USD	7,202	164
Citigroup	06/20/24	HUF	1,579,363	USD	4,311	(1)
Citigroup	06/20/24	UGX	12,979,274	USD	3,263	(35)
Citigroup	06/21/24	CLP	2,236,534	USD	2,307	31
Citigroup	07/26/24	USD	1,071	NGN	1,331,399	(113)
Citigroup	11/20/24	USD	883	NGN	1,474,867	139
Citigroup	01/22/25	USD	1,052	EGP	51,823	(57)
Citigroup	01/22/25	EGP	19,081	USD	334	(32)
Citigroup	02/13/25	USD	524	NGN	907,460	89
Deutsche Bank	04/03/24	BRL	1,701	USD	346	7
Deutsche Bank	04/11/24	USD	1,026	THB	36,422	(27)
Deutsche Bank	04/18/24	USD	261	EUR	240	(1)
Deutsche Bank	05/23/24	USD	1,398	BRL	7,007	(4)
Deutsche Bank	06/25/24	TWD	25,637	USD	810	4
Goldman Sachs	04/03/24	EUR	2,679	USD	2,907	14
Goldman Sachs	04/03/24	USD	3,169	EUR	2,899	(39)
Goldman Sachs	04/03/24	BRL	3,882	USD	779	3
Goldman Sachs	04/04/24	THB	27,960	USD	779	13
Goldman Sachs	04/08/24	INR	40,552	USD	488	2
Goldman Sachs	04/15/24	USD	1,035	KRW	1,354,208	(29)
Goldman Sachs	04/16/24	USD	1,035	INR	86,178	(2)
Goldman Sachs	04/18/24	PEN	3,398	USD	918	5
Goldman Sachs	05/09/24	USD	2,016	INR	167,921	(4)
Goldman Sachs	05/16/24	USD	341	CLP	331,285	(4)
Goldman Sachs	05/16/24	CLP	796,743	USD	838	27
Goldman Sachs	05/16/24	COP	17,960,323	USD	4,559	(58)
Goldman Sachs	05/23/24	BRL	20,437	USD	4,100	36
Goldman Sachs	06/03/24	USD	13,922	BRL	69,685	(80)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	06/04/24	USD	18,941	BRL	95,499	$27
Goldman Sachs	06/20/24	USD	1,061	KRW	1,409,362	(12)
Goldman Sachs	06/20/24	EUR	1,139	PLN	4,936	3
Goldman Sachs	06/20/24	USD	3,853	PLN	15,190	(46)
Goldman Sachs	06/20/24	USD	3,558	MXN	60,760	52
Goldman Sachs	06/20/24	USD	410	MXN	6,876	(1)
Goldman Sachs	06/20/24	USD	6,334	THB	225,441	(113)
Goldman Sachs	06/20/24	USD	11,629	SGD	15,530	(77)
Goldman Sachs	06/20/24	USD	13,298	INR	1,107,118	(47)
Goldman Sachs	06/20/24	CNY	37,100	USD	5,194	(25)
Goldman Sachs	06/20/24	CZK	45,970	USD	1,989	25
Goldman Sachs	06/20/24	MXN	83,620	USD	4,943	(26)
Goldman Sachs	06/20/24	THB	98,510	USD	2,763	45
Goldman Sachs	06/20/24	ZAR	209,860	USD	11,131	118
Goldman Sachs	06/20/24	INR	257,279	USD	3,093	14
Goldman Sachs	06/20/24	TWD	331,050	USD	10,607	209
Goldman Sachs	06/20/24	IDR	43,681,333	USD	2,762	16
Goldman Sachs	01/09/25	USD	754	TRY	31,627	(39)
Goldman Sachs	03/24/25	USD	875	TRY	40,895	(11)
JPMorgan Chase Bank	04/02/24	USD	86	EGP	3,735	(7)
JPMorgan Chase Bank	04/03/24	EUR	722	PLN	3,109	—
JPMorgan Chase Bank	04/03/24	BRL	5,562	USD	1,126	14
JPMorgan Chase Bank	04/08/24	MYR	3,811	USD	804	—
JPMorgan Chase Bank	04/11/24	THB	71,654	USD	2,063	98
JPMorgan Chase Bank	04/12/24	USD	750	INR	62,286	(3)
JPMorgan Chase Bank	04/12/24	INR	9,121	USD	110	—
JPMorgan Chase Bank	04/15/24	USD	43	ZAR	802	—
JPMorgan Chase Bank	04/15/24	USD	2,385	PHP	132,908	(20)
JPMorgan Chase Bank	04/15/24	HUF	181,134	USD	517	21
JPMorgan Chase Bank	04/15/24	ZAR	321,177	USD	16,958	13
JPMorgan Chase Bank	04/15/24	ZAR	27,165	USD	1,419	(14)
JPMorgan Chase Bank	04/17/24	USD	103	PEN	380	(1)
JPMorgan Chase Bank	04/17/24	PEN	5,184	USD	1,398	5
JPMorgan Chase Bank	04/18/24	EUR	290	RON	1,445	—
JPMorgan Chase Bank	04/18/24	USD	331	THB	11,606	(12)
JPMorgan Chase Bank	04/18/24	USD	378	GBP	300	1
JPMorgan Chase Bank	04/18/24	RON	444	EUR	89	—
JPMorgan Chase Bank	04/18/24	TRY	5,800	USD	177	1
JPMorgan Chase Bank	04/24/24	EUR	200	USD	216	—
JPMorgan Chase Bank	04/24/24	EUR	300	USD	324	(1)
JPMorgan Chase Bank	04/24/24	USD	1,296	IDR	20,422,857	(10)
JPMorgan Chase Bank	04/24/24	IDR	52,394,122	USD	3,341	40
JPMorgan Chase Bank	04/25/24	USD	820	KRW	1,084,621	(14)
JPMorgan Chase Bank	04/26/24	USD	1,749	IDR	27,401,361	(23)
JPMorgan Chase Bank	04/26/24	USD	3,199	COP	12,486,339	21
JPMorgan Chase Bank	04/26/24	COP	1,463,112	USD	370	(7)
JPMorgan Chase Bank	05/02/24	USD	985	INR	82,103	—
JPMorgan Chase Bank	05/02/24	USD	1,308	COP	5,200,000	32
JPMorgan Chase Bank	05/02/24	COP	1,716,168	USD	424	(18)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/06/24	USD	2,234	PHP	125,982	$8
JPMorgan Chase Bank	05/06/24	IDR	124,958,864	USD	8,000	134
JPMorgan Chase Bank	05/13/24	PLN	184	USD	46	—
JPMorgan Chase Bank	05/13/24	RON	189	USD	41	—
JPMorgan Chase Bank	05/13/24	USD	643	MXN	11,124	22
JPMorgan Chase Bank	05/13/24	USD	1,445	PLN	5,795	8
JPMorgan Chase Bank	05/13/24	USD	1,902	RON	8,767	3
JPMorgan Chase Bank	05/13/24	ZAR	7,492	USD	393	(1)
JPMorgan Chase Bank	05/13/24	USD	501	ZAR	9,522	—
JPMorgan Chase Bank	05/13/24	USD	17,377	ZAR	328,106	(104)
JPMorgan Chase Bank	05/13/24	MXN	236,943	USD	13,615	(551)
JPMorgan Chase Bank	05/13/24	HUF	373,333	EUR	941	(3)
JPMorgan Chase Bank	05/20/24	USD	949	PHP	53,258	(2)
JPMorgan Chase Bank	05/20/24	BRL	2,281	USD	458	4
JPMorgan Chase Bank	05/20/24	USD	6,768	BRL	33,985	(9)
JPMorgan Chase Bank	05/20/24	PHP	7,468	USD	133	—
JPMorgan Chase Bank	05/20/24	USD	9,345	KRW	12,341,397	(171)
JPMorgan Chase Bank	05/20/24	CLP	235,908	USD	241	1
JPMorgan Chase Bank	05/20/24	KRW	255,973	USD	193	3
JPMorgan Chase Bank	05/21/24	USD	2,364	HUF	857,987	(18)
JPMorgan Chase Bank	05/21/24	HUF	94,221	USD	261	4
JPMorgan Chase Bank	06/03/24	USD	622	PHP	34,648	(6)
JPMorgan Chase Bank	06/03/24	USD	6,390	CNY	45,663	34
JPMorgan Chase Bank	06/10/24	USD	178	BRL	898	1
JPMorgan Chase Bank	06/10/24	USD	2,815	THB	100,365	(48)
JPMorgan Chase Bank	06/10/24	USD	63	HUF	23,000	—
JPMorgan Chase Bank	06/10/24	USD	3,027	HUF	1,107,891	(1)
JPMorgan Chase Bank	06/10/24	HUF	44,896	USD	123	—
JPMorgan Chase Bank	06/10/24	BRL	57,424	USD	11,446	48
JPMorgan Chase Bank	06/10/24	KRW	528,690	USD	398	4
JPMorgan Chase Bank	06/10/24	CLP	1,085,316	USD	1,120	16
JPMorgan Chase Bank	06/11/24	CNY	36,585	USD	5,106	(41)
JPMorgan Chase Bank	06/20/24	EUR	450	PLN	1,938	(2)
JPMorgan Chase Bank	06/20/24	EUR	515	CZK	13,068	—
JPMorgan Chase Bank	06/20/24	USD	732	MXN	12,509	11
JPMorgan Chase Bank	06/20/24	USD	796	GHS	10,600	(34)
JPMorgan Chase Bank	06/20/24	USD	864	KRW	1,131,950	(21)
JPMorgan Chase Bank	06/20/24	USD	1,147	IDR	17,864,390	(24)
JPMorgan Chase Bank	06/20/24	PLN	1,168	EUR	270	—
JPMorgan Chase Bank	06/20/24	MYR	4,559	USD	970	9
JPMorgan Chase Bank	06/20/24	CNY	5,192	USD	727	(4)
JPMorgan Chase Bank	06/20/24	USD	7,511	CNY	53,714	45
JPMorgan Chase Bank	06/20/24	IDR	50,976,537	USD	3,243	38
JPMorgan Chase Bank	06/25/24	TWD	25,696	USD	812	4
JPMorgan Chase Bank	06/25/24	THB	29,126	USD	812	8
JPMorgan Chase Bank	02/10/25	USD	535	NGN	807,563	11
JPMorgan Chase Bank	03/19/25	USD	1,730	PKR	576,145	190
Merrill Lynch	08/02/24	USD	1,443	KES	225,900	243
Midland Walwyn Capital Inc.	04/03/24	EUR	722	PLN	3,110	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Midland Walwyn Capital Inc.	04/03/24	BRL	2,879	USD	577	$2
Midland Walwyn Capital Inc.	04/04/24	EUR	725	HUF	286,135	1
Midland Walwyn Capital Inc.	04/08/24	USD	995	MYR	4,696	(3)
Midland Walwyn Capital Inc.	04/12/24	USD	788	MYR	3,689	(10)
Midland Walwyn Capital Inc.	04/12/24	MYR	5,631	USD	1,190	1
Midland Walwyn Capital Inc.	04/18/24	THB	9,385	USD	262	5
Midland Walwyn Capital Inc.	05/13/24	HUF	598,433	EUR	1,507	(7)
Midland Walwyn Capital Inc.	06/20/24	USD	394	MYR	1,850	(4)
Midland Walwyn Capital Inc.	06/20/24	MYR	1,158	USD	246	2
Midland Walwyn Capital Inc.	06/20/24	CNY	1,495	USD	209	(2)
Midland Walwyn Capital Inc.	06/20/24	THB	55,692	USD	1,563	26
Morgan Stanley	04/03/24	USD	16,433	BRL	81,631	(126)
Morgan Stanley	04/05/24	THB	72,039	USD	2,078	103
Morgan Stanley	04/10/24	HKD	70,700	USD	9,070	34
Morgan Stanley	04/18/24	USD	381	GBP	300	(2)
Morgan Stanley	04/18/24	GBP	4,600	USD	5,825	14
Morgan Stanley	04/24/24	USD	3,152	EUR	2,900	(17)
Morgan Stanley	04/24/24	EUR	8,950	USD	9,744	69
Morgan Stanley	04/24/24	JPY	78,000	USD	526	8
Morgan Stanley	05/02/24	COP	16,696,936	USD	4,198	(105)
Morgan Stanley	05/20/24	USD	540	CNY	3,875	5
Morgan Stanley	06/20/24	ZAR	14,482	USD	759	—
Morgan Stanley	06/28/24	ZAR	37,300	USD	1,950	(6)
SCB Securities	04/04/24	USD	795	THB	28,080	(25)
SCB Securities	04/05/24	USD	1,030	THB	35,848	(48)
SCB Securities	04/08/24	USD	1,984	INR	165,203	(3)
SCB Securities	04/12/24	USD	488	MYR	2,283	(6)
SCB Securities	04/18/24	USD	1,061	PEN	4,031	23
SCB Securities	04/18/24	THB	42,500	USD	1,211	44
SCB Securities	04/22/24	THB	57,624	USD	1,602	20
SCB Securities	05/16/24	USD	164	CLP	158,199	(3)
SCB Securities	05/23/24	USD	2,165	BRL	10,861	(5)
SCB Securities	06/20/24	USD	1,288	MYR	6,000	(22)
SCB Securities	06/20/24	USD	1,930	THB	69,020	(26)
SCB Securities	06/26/24	USD	811	INR	67,605	(2)
Standard Bank	04/03/24	EUR	210	USD	228	1
Standard Bank	04/03/24	USD	2,208	EUR	2,018	(29)
Standard Bank	04/25/24	SGD	1,088	USD	814	7
Standard Bank	06/03/24	EUR	4,347	USD	4,709	2
Standard Bank	06/20/24	USD	140	GHS	1,801	(10)
Standard Bank	06/20/24	USD	5,272	MYR	24,680	(67)
Standard Bank	06/20/24	USD	6,253	KRW	8,140,550	(192)
Standard Bank	06/20/24	USD	7,151	IDR	111,823,164	(120)
Standard Bank	06/20/24	MXN	7,210	USD	425	(3)
Standard Bank	06/20/24	USD	9,396	PHP	524,402	(68)
Standard Bank	06/20/24	USD	10,148	MXN	173,286	150
Standard Bank	06/20/24	PLN	14,340	USD	3,654	60
Standard Bank	06/20/24	MYR	32,251	USD	6,900	98
Standard Bank	06/20/24	CZK	57,640	USD	2,493	30

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	06/20/24	PEN	58,037	USD	15,751	$160
Standard Bank	06/20/24	UGX	3,690,206	USD	927	(11)
Standard Bank	08/02/24	USD	4,111	KES	680,570	971
Standard Bank	08/02/24	KES	712,281	USD	4,995	(323)
Standard Bank	02/13/25	USD	2,046	NGN	3,283,100	172
Standard Chartered	06/20/24	USD	1,133	GHS	15,346	(29)
Standard Chartered	06/20/24	USD	2,247	PHP	124,478	(32)
Standard Chartered	06/20/24	MYR	10,720	USD	2,304	43
State Street	04/03/24	EUR	27,849	USD	30,191	112
State Street	05/20/24	CNY	9,644	USD	1,343	(13)
State Street	05/23/24	USD	2,820	BRL	13,986	(39)
						$867

A list of the open OTC swap agreements held by the Fund at March 31, 2024, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA 1 06/20/2026	Buy	1.00%	Quarterly	06/20/2026	$4,300	$(31)	$(18)	$(13)
Morgan Stanley	MEXICO 1 06/20/2029	Buy	1.00%	Quarterly	06/20/2029	4,800	(18)	(9)	(9)
Morgan Stanley	MORD 1.00 12/20/25	Buy	1.00%	Quarterly	12/20/2025	5,000	38	52	(14)
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	275	600	(325)
Morgan Stanley	SOUTH AFRICA 1 06/20/2026	Buy	1.00%	Quarterly	06/20/2026	3,300	21	19	2
							$285	$644	$(359)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	7-DAY CNY - CHINA FIXING REPO RATES	2.0847% FIXED	Quarterly	07/04/2025	CNY	64,346	$(34)	$–	$(34)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(60)	–	(60)
Goldman Sachs	3-MONTH MYR - BUMIPUTRA BANK RATE	3.503%	Quarterly	12/20/2025	MYR	12,705	(3)	–	(3)
Citibank	1-DAY BRL - CETIP	9.82% FIXED	Annually	01/02/2026	BRL	21,131	38	–	38
Goldman Sachs	1-DAY BRL - CETIP	10.02% FIXED	Annually	01/02/2026	BRL	13,865	5	–	5
Goldman Sachs	1-DAY BRL - CETIP	9.55%	Annually	01/02/2026	BRL	24,992	97	–	97
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(185)	–	(185)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(169)	–	(169)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(107)	–	(107)
Citibank	1-DAY BRL - CETIP	9.875% FIXED	Annually	01/04/2027	BRL	16,453	5	–	5
Citibank	1-DAY BRL - CETIP	9.945% FIXED	Annually	01/04/2027	BRL	22,629	23	–	23
Citibank	7-DAY CNY - CHINA FIXING REPO RATES	2.4016% FIXED	Quarterly	07/04/2028	CNY	19,902	26	–	26
Citibank	1-DAY BRL - CETIP	10.30% FIXED	Annually	01/02/2029	BRL	12,767	(11)	–	(11)
Citibank	1-DAY BRL - CDI	10.2125% FIXED	Annually	01/02/2029	BRL	12,220	(27)	–	(27)
Citibank	7-DAY CNY - CHINA FIXING REPO RATES	2.09% FIXED	Quarterly	02/27/2029	CNY	44,270	(3)	–	(3)
Goldman Sachs	5.47% FIXED	6-MONTH CLP - CLICP	Semi-Annually	02/14/2033	CLP	895,943	(30)	–	(30)
JPMorgan Chase	5.244% FIXED	6-MONTH CLP - CLICP	Semi-Annually	08/07/2033	CLP	765,820	(1)	–	(1)
Citibank	5.85% FIXED	6-MONTH CLP - CLICP	Semi-Annually	10/10/2033	CLP	600,000	(22)	–	(22)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	7.46% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	02/06/2034	COP	6,177,512	$41	$–	$41
Goldman Sachs	7.6774% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	02/07/2034	COP	4,552,488	12	–	12
							$(405)	$–	$(405)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.41.V1 06/20/2029	Buy	1.00%	Quarterly	06/20/2029	$8,108	$247	$260	$(13)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	12,933	$52	$–	$52
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	8,774	21	–	21
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	51	–	51
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	4,467	(13)	–	(13)
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	5,871	(35)	–	(35)
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	185	–	185
1-DAY BRL - BROIS	12.7575%	Annually	01/04/2027	BRL	14,990	243	–	243
1-DAY BRL - BROIS	10.17%	Annually	01/04/2027	BRL	9,344	2	–	2
1-DAY BRL - CETIP	9.69%	Annually	01/04/2027	BRL	7,086	(16)	–	(16)
6.12%	1-DAY CLP - CLICP	Semi-Annually	10/24/2033	CLP	917,245	(69)	–	(69)
COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	7.35%	Quarterly	02/05/2027	COP	13,237,715	(42)	(25)	(17)
10.28% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/02/2025	COP	6,486,367	(19)	–	(19)
10.27% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/05/2025	COP	6,572,537	(20)	–	(20)
10.2905% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/07/2025	COP	5,000,000	(16)	–	(16)
7.14%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/31/2027	COP	5,450,883	23	–	23
6.395%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/06/2027	COP	752,360	7	–	7
6.2075%	1-DAY FBIL - MIBOR	Semi-Annually	12/19/2028	INR	202,466	8	–	8
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(44)	–	(44)
28-DAY MXN - TIIE	8.685%	Monthly	02/16/2029	MXN	17,184	(8)	–	(8)
28-DAY MXN - TIIE	8.71%	Monthly	02/26/2029	MXN	10,306	(4)	–	(4)
28-DAY MXN - TIIE	8.77%	Monthly	03/09/2029	MXN	63,992	(14)	–	(14)
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	22,189	1	–	1
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	22,189	(1)	–	(1)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	85	–	85
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	22,900	(112)	–	(112)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	22,560	19	–	19
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	13	–	13
28-DAY MXN - TIIE	9.69% FIXED	Monthly	07/18/2025	MXN	241,000	(121)	–	(121)
9.02% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	08/11/2032	COP	2,184,690	(46)	–	(46)

SEI Institutional International Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.37%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	04/13/2024	COP	11,102,749	$3	$–	$3
8.19% FIXED	3-MONTH ZAR - JIBAR	Quarterly	11/23/2028	ZAR	114,470	72	–	72
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	830,041	123	–	123
6-MONTH HUF - BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	399,046	(13)	–	(13)
6-MONTH CZK - PRIBOR	3.721%	Semi-Annually	01/10/2029	CZK	25,840	–	–	–
6-MONTH CZK - PRIBOR	3.63%	Semi-Annually	01/19/2029	CZK	25,833	(5)	–	(5)
6-MONTH CZK - PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	32,449	(14)	–	(14)
6-MONTH CZK - PRIBOR	3.31%	Semi-Annually	02/19/2029	CZK	7,881	(6)	–	(6)
6-MONTH CZK - PRIBOR	3.356%	Semi-Annually	02/28/2029	CZK	21,284	(14)	–	(14)
6-MONTH CZK - PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	91,333	(65)	–	(65)
6-MONTH CZK - PRIBOR	3.3645%	Semi-Annually	02/15/2029	CZK	22,574	(14)	–	(14)
4.705% FIXED	6-MONTH PLN - WIBOR	Annually	08/01/2033	PLN	11,650	53	1	52
6-MONTH PLN - WIBOR	5.262% FIXED	Semi-Annually	08/01/2025	PLN	27,500	(40)	–	(40)
5.605% FIXED	6-MONTH PLN - WIBOR	Annually	04/17/2033	PLN	3,097	(36)	–	(36)
7-DAY CNY - CHINA FIXING REPO RATES	2.283%	Quarterly	08/16/2028	CNY	16,000	21	–	21
1-DAY BRL - CETIP	10.05% FIXED	Annually	01/02/2029	BRL	24,928	(130)	(2)	(128)
6-MONTH HUF - BUBOR	5.624% FIXED	Semi-Annually	02/27/2029	HUF	542,164	(55)	–	(55)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	425,986	(42)	–	(42)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	476,850	(47)	–	(47)
6-MONTH HUF - BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	701,000	(95)	–	(95)
5.56% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	12/20/2033	CLP	2,500,000	(82)	(89)	7
7-DAY CNY - CHINA FIXING REPO RATES	2.302%	Quarterly	08/29/2028	CNY	16,300	22	–	22
3.1685% FIXED	6-MONTH EUR - EURIBOR	Annually	12/20/2033	EUR	3,700	(197)	(41)	(156)
3-MONTH ZAR - JIBAR	8.33% FIXED	Quarterly	03/06/2029	ZAR	105,000	(54)	–	(54)
3-MONTH ZAR - JIBAR	10.035% FIXED	Quarterly	03/20/2039	ZAR	20,000	(22)	(1)	(21)
1% FIXED	1-DAY JPY - TONA	Annually	03/20/2034	JPY	346,000	(35)	(21)	(14)
28-DAY MXN - TIIE	9.7429% FIXED	Monthly	02/27/2026	MXN	97,650	(10)	–	(10)
6-MONTH CZK - PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	14,959	29	–	29
3.7025% FIXED	6-MONTH CZK - PRIBOR	Annually	01/26/2034	CZK	30,600	4	–	4
3.719% FIXED	6-MONTH CZK - PRIBOR	Annually	01/25/2034	CZK	15,000	1	–	1
3.7% FIXED	1-DAY GBP - SONIA	Annually	03/20/2054	GBP	2,200	(8)	(65)	57
2.8% FIXED	3-MONTH THB - THOR	Quarterly	03/20/2034	THB	86,000	(45)	(24)	(21)
9.49% FIXED	28-DAY MXN - TIIE	Monthly	09/16/2033	MXN	71,881	(209)	–	(209)
6-MONTH PLN - WIBOR	5.1207% FIXED	Semi-Annually	02/01/2026	PLN	8,000	(12)	–	(12)
						$(792)	$(267)	$(525)

Percentages are based on Net Assets of $1,095,449 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 5).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $130,869 ($ Thousands), representing 11.9% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	No interest rate available.
(F)	Security is in default on interest payment.

(G)	Zero coupon security.
(H)	Perpetual security with no stated maturity date.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2024 was $8,912 ($ Thousands).

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Emerging Markets Debt Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,037,854	–	1,037,854
U.S. Treasury Obligations	–	17,043	–	17,043
Affiliated Partnership	–	8,912	–	8,912
Total Investments in Securities	–	1,063,809	–	1,063,809

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	198	–	–	198
Unrealized Depreciation	(234)	–	–	(234)
Forward Contracts*
Unrealized Appreciation	–	5,048	–	5,048
Unrealized Depreciation	–	(4,181)	–	(4,181)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(361)	–	(361)
Interest Rate Swaps*
Unrealized Appreciation	–	247	–	247
Unrealized Depreciation	–	(652)	–	(652)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(13)	–	(13)
Interest Rate Swaps*
Unrealized Appreciation	–	1,101	–	1,101
Unrealized Depreciation	–	(1,626)	–	(1,626)
Total Other Financial Instruments	(36)	(435)	–	(471)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$14,525	$61,970	$(67,576)	$—	$(7)	$8,912	$66	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

 (Concluded)

SOFRRATE — U.S. SOFR
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M— ICE LIBOR USD 3 Month
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,832,003	*	$1,542,138	*	$439,472	$1,054,897	*
Affiliated investments, at value ††	163,568		22,307		–	8,912
Cash	72,139		16,753		4,518	17,473
Cash pledged as collateral for futures contracts	4,248		653		420	1,996
Cash pledged as collateral for swap contracts	–		–		15	3,998
Foreign currency, at value †††	6,868		4,782		1,450	3,268
Receivable for fund shares sold	668		303		82	211
Receivable for investment securities sold	41,825		2,581		1,046	2,360
Dividends and interest receivable	17,302		6,917		4,130	18,439
Unrealized gain on forward foreign currency contracts	–		–		4,498	5,048
Unrealized gain on foreign spot currency contracts	8		–		102	81
Swap contracts, at value ††††	3,243		–		35	249
Foreign tax reclaim receivable	27,687		155		–	–
Receivable for variation margin	190		94		36	1,099
Prepaid expenses	55		20		6	17
Total Assets	4,169,804		1,596,703		455,810	1,118,048
Liabilities:
Payable upon return on securities loaned	99,889		422		–	8,910
Payable for investment securities purchased	35,888		6,457		6,257	5,324
Payable for fund shares redeemed	4,145		1,060		245	1,063
Swap contracts, at value ††††	–		–		–	1,013
Payable for variation margin	103		–		62	556
Administration fees payable	1,062		384		46	330
Unrealized loss on foreign currency spot contracts	–		5		175	5
Unrealized loss on forward foreign currency contracts	–		–		2,514	4,181
Trustees fees payable	26		9		3	8
Chief compliance officer fees payable	6		2		1	2
Administrative servicing fees payable	4		–		–	–
Shareholder servicing fees payable	234		307		93	213
Investment advisory fees payable	1,711		1,150		101	390
Accrued expense payable	800		1,199		200	604
Accrued foreign capital gains tax on appreciated securities	–		5,156		–	–
Total Liabilities	143,868		16,151		9,697	22,599
Net Assets	$4,025,936		$1,580,552		$446,113	$1,095,449
† Cost of investments	$3,204,856		$1,348,039		$467,645	$1,092,351
†† Cost of affiliated investments	163,557		22,302		–	8,914
††† Cost of foreign currency	6,874		4,786		1,447	3,301
†††† Cost (premiums received)	–		–		–	644
* Includes market value of securities on loan	90,925		246		–	8,460

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2024

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,402,619		$1,556,087		$533,034		$1,401,236
Total distributable earnings/(loss)	623,317		24,465		(86,921)		(305,787)
Net Assets	$4,025,936		$1,580,552		$446,113		$1,095,449
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.16		$10.97		$8.71		$8.75
	($3,637,660,155 ÷ 299,225,533 shares	)	($1,434,567,664 ÷ 130,737,296 shares	)	($399,099,316 ÷ 45,820,786 shares	)	($1,003,441,210 ÷ 114,740,860 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$12.20		N/A		N/A		N/A
	($947,911 ÷ 77,727 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.15		$10.97		$8.76		$8.68
	($387,327,514 ÷ 31,884,956 shares	)	($145,984,354 ÷ 13,306,778 shares	)	($47,013,235 ÷ 5,369,123 shares	)	($92,007,409 ÷ 10,599,894 shares	)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2024

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$46,671	$19,388	$–	$–
Income from affiliated investments(1)	987	430	–	–
Interest income	1,448	379	6,633	42,516
Security lending income — net(2)(3)	84	35	–	66
Less: foreign taxes withheld	(3,079)	(2,639)	(106)	(295)
Total Investment Income	46,111	17,593	6,527	42,287
Expenses:
Investment advisory fees	9,765	6,198	662	3,867
Administration fees	6,008	2,910	883	2,380
Shareholder servicing fees — Class F	4,369	1,647	489	1,372
Shareholder servicing fees — Class I	1	–	–	–
Administrative servicing fees — Class I	1	–	–	–
Custodian/wire agent fees	235	456	58	213
Printing fees	200	75	23	63
Professional fees	115	43	13	36
Registration fees	56	21	7	18
Trustees' fees	53	20	6	17
Chief compliance officer fees	14	5	2	4
Other expenses	93	64	76	122
Total Expenses	20,910	11,439	2,219	8,092
Less:
Waiver of investment advisory fees	–	(234)	–	(1,368)
Waiver of administration fees	–	(761)	(46)	(218)
Waiver of shareholder servicing fees — Class F	(35)	–	–	–
Net Expenses	20,875	10,444	2,173	6,506
Net Investment Income	25,236	7,149	4,354	35,781
Net Realized Gain (Loss) on:
Investments	79,014	10,723	(10,575)	(23,678)
Affiliated investments	(4)	1	–	–
Futures contracts	6,604	354	642	601
Swap contracts	13,255	–	(223)	165
Pucrhased option contracts	–	–	(3)	–
Capital gains tax	(35)	(2,149)	–	–
Foreign currency transactions	(404)	(180)	(11,261)	(10,113)
Forward foreign currency contracts	–	–	4,209	2,941
Net Realized Gain (Loss)	98,430	8,749	(17,211)	(30,084)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	385,260	128,520	41,408	107,671
Affiliated investments	(27)	(2)	–	(7)
Futures contracts	1,088	575	306	228
Purchased option contracts	–	–	(1)	–
Swap contracts	2,483	–	415	(85)
Foreign capital gains tax on appreciated securities	–	(2,378)	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	473	(112)	57	249
Forward foreign currency contracts	–	–	(4,529)	1,111
Net Change in Unrealized Appreciation (Depreciation)	389,277	126,603	37,656	109,167
Net Increase in Net Assets Resulting from Operations	$512,943	$142,501	$24,799	$114,864

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

(3) See Note 9 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	International Equity Fund		Emerging Markets Equity Fund
	2024	2023	2024	2023
Operations:
Net investment income	$25,236	$79,481	$7,149	$26,894
Net realized gain (loss)	98,430	38,587	8,749	(26,363)
Net change in unrealized appreciation (depreciation)	389,277	813,706	126,603	166,523
Net Increase in Net Assets Resulting from Operations	512,943	931,774	142,501	167,054
Distributions:
Class F	(72,176)	(62,491)	(20,675)	(26,873)
Class I	(18)	(13)	N/A	N/A
Class Y	(8,619)	(6,541)	(2,632)	(2,793)
Total Dividends	(80,813)	(69,045)	(23,307)	(29,666)
Capital Share Transactions:
Class F:
Proceeds from shares issued	288,241	305,764	232,400	158,803
Reinvestment of dividends & distributions	66,280	57,189	18,879	24,547
Cost of shares redeemed	(523,398)	(849,649)	(192,050)	(272,116)
Net Increase (Decrease) from Class F Transactions	(168,877)	(486,696)	59,229	(88,766)
Class I:
Proceeds from shares issued	8	33	N/A	N/A
Reinvestment of dividends & distributions	10	7	N/A	N/A
Cost of shares redeemed	(105)	(47)	N/A	N/A
Net Decrease from Class I Transactions	(87)	(7)	N/A	N/A
Class Y:
Proceeds from shares issued	17,632	72,817	12,671	37,799
Reinvestment of dividends & distributions	8,004	6,256	2,449	2,642
Cost of shares redeemed	(44,124)	(86,696)	(20,209)	(30,224)
Net Increase (Decrease) from Class Y Transactions	(18,488)	(7,623)	(5,089)	10,217
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(187,452)	(494,326)	54,140	(78,549)
Net Increase in Net Assets	244,678	368,403	173,334	58,839
Net Assets:
Beginning of Period	3,781,258	3,412,855	1,407,218	1,348,379
End of Period	$4,025,936	$3,781,258	$1,580,552	$1,407,218
Capital Share Transactions:
Class F:
Shares issued	25,061	28,850	21,635	15,536
Reinvestment of distributions	5,709	5,730	1,784	2,484
Shares redeemed	(45,660)	(80,173)	(18,126)	(26,566)
Total Class F Transactions	(14,890)	(45,593)	5,293	(8,546)
Class I:
Shares issued	1	3	N/A	N/A
Reinvestment of distributions	1	—	N/A	N/A
Shares redeemed	(9)	(4)	N/A	N/A
Total Class I Transactions	(7)	(1)	N/A	N/A
Class Y:
Shares issued	1,544	6,854	1,193	3,635
Reinvestment of distributions	690	627	232	268
Shares redeemed	(3,898)	(8,328)	(1,946)	(2,987)
Total Class Y Transactions	(1,664)	(847)	(521)	916
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(16,561)	(46,441)	4,772	(7,630)

N/A — Not applicable. Share classes currently not offered.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	International Fixed Income Fund		Emerging Markets Debt Fund
	2024	2023	2024	2023
Operations:
Net investment income	$4,354	$6,371	$35,781	$72,608
Net realized gain (loss)	(17,211)	(31,437)	(30,084)	(112,613)
Net change in unrealized appreciation (depreciation)	37,656	34,696	109,167	194,969
Net Increase in Net Assets Resulting from Operations	24,799	9,630	114,864	154,964
Distributions:
Class F	—	(45,431)	(34,782)	(44,127)
Class Y	—	(7,756)	(3,215)	(3,919)
Total Dividends	—	(53,187)	(37,997)	(48,046)
Capital Share Transactions:
Class F:
Proceeds from shares issued	34,325	50,139	60,628	142,379
Reinvestment of dividends & distributions	N/A	41,818	31,109	39,313
Cost of shares redeemed	(42,143)	(80,361)	(261,859)	(287,416)
Net Increase (Decrease) from Class F Transactions	(7,818)	11,596	(170,122)	(105,724)
Class Y:
Proceeds from shares issued	2,827	10,293	8,826	32,153
Reinvestment of dividends & distributions	—	7,508	2,842	3,591
Cost of shares redeemed	(12,550)	(30,118)	(17,816)	(35,099)
Net Increase (Decrease) from Class Y Transactions	(9,723)	(12,317)	(6,148)	645
Net Decrease in Net Assets Derived from Capital Share Transactions	(17,541)	(721)	(176,270)	(105,079)
Net Increase (Decrease) in Net Assets	7,258	(44,278)	(99,403)	1,839
Net Assets:
Beginning of Period	438,855	483,133	1,194,852	1,193,013
End of Period	$446,113	$438,855	$1,095,449	$1,194,852
Capital Share Transactions:
Class F:
Shares issued	4,008	5,887	7,135	17,362
Reinvestment of distributions	—	5,129	3,731	4,752
Shares redeemed	(4,942)	(9,279)	(30,670)	(35,011)
Total Class F Transactions	(934)	1,737	(19,804)	(12,897)
Class Y:
Shares issued	328	1,185	1,043	3,921
Reinvestment of distributions	—	919	343	437
Shares redeemed	(1,475)	(3,474)	(2,128)	(4,294)
Total Class Y Transactions	(1,147)	(1,370)	(742)	64
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,081)	367	(20,546)	(12,833)

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2024 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2024@	$10.87	$0.07	$1.46	$1.53	$(0.24)	$—	$(0.24)	$12.16	14.15%	$3,637,660	1.10%	1.11%	1.28%	39%
2023	8.66	0.21	2.18	2.39	(0.18)	—	(0.18)	10.87	27.81	3,415,372	1.10	1.11	1.99	87
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09	1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08	1.08	1.19	105
2020	10.68	0.10	0.28	0.38	(0.20)	—	(0.20)	10.86	3.44	3,568,373	1.11	1.11	0.94	102
2019	11.38	0.20	(0.75)	(0.55)	(0.15)	—	(0.15)	10.68	(4.63)	3,686,195	1.10	1.10	1.92	73
Class I
2024@	$10.90	$0.06	$1.45	$1.51	$(0.21)	$—	$(0.21)	$12.20	13.94%	$948	1.36%	1.36%	1.00%	39%
2023	8.67	0.19	2.19	2.38	(0.15)	—	(0.15)	10.90	27.63	929	1.36	1.36	1.76	87
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34	1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33	1.33	0.93	105
2020	10.68	0.07	0.28	0.35	(0.16)	—	(0.16)	10.87	3.19	1,350	1.36	1.36	0.63	102
2019	11.37	0.17	(0.74)	(0.57)	(0.12)	—	(0.12)	10.68	(4.90)	1,932	1.35	1.35	1.61	73
Class Y
2024@	$10.88	$0.09	$1.45	$1.54	$(0.27)	$—	$(0.27)	$12.15	14.23%	$387,328	0.86%	0.86%	1.53%	39%
2023	8.66	0.24	2.19	2.43	(0.21)	—	(0.21)	10.88	28.26	364,957	0.86	0.86	2.26	87
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84	0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83	0.83	1.44	105
2020	10.68	0.12	0.29	0.41	(0.23)	—	(0.23)	10.86	3.68	330,069	0.86	0.86	1.16	102
2019	11.39	0.23	(0.76)	(0.53)	(0.18)	—	(0.18)	10.68	(4.43)	370,462	0.85	0.85	2.24	73
Emerging Markets Equity Fund
Class F
2024@	$10.10	$0.05	$0.99	$1.04	$(0.17)	$—	$(0.17)	$10.97	10.36%	$1,434,568	1.46%	1.59%	0.96%	34%
2023	9.18	0.19	0.94	1.13	(0.21)	—	(0.21)	10.10	12.32	1,267,365	1.68	1.78	1.82	95
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71	1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70	1.80	0.73	100
2020	11.21	0.05	0.93	0.98	(0.13)	—	(0.13)	12.06	8.75	1,542,551	1.71	1.81	0.43	90
2019	11.47	0.10	(0.29)	(0.19)	(0.07)	—	(0.07)	11.21	(1.64)	1,564,523	1.70	1.81	0.92	89
Class Y
2024@	$10.11	$0.06	$1.00	$1.06	$(0.20)	$—	$(0.20)	$10.97	10.53%	$145,984	1.21%	1.34%	1.17%	34%
2023	9.19	0.21	0.94	1.15	(0.23)	—	(0.23)	10.11	12.63	139,853	1.43	1.53	2.02	95
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46	1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45	1.55	0.98	100
2020	11.22	0.08	0.93	1.01	(0.16)	—	(0.16)	12.07	8.99	134,682	1.46	1.56	0.66	90
2019	11.49	0.14	(0.31)	(0.17)	(0.10)	—	(0.10)	11.22	(1.44)	145,600	1.45	1.56	1.25	89

@	For the six-month period ended March 31, 2024. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2024 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2024@	$8.23	$0.08	$0.40	$0.48	$—	$—	$—	$8.71	5.83%	$399,100	1.01%	1.04%	1.95%	56%
2023	9.13	0.11	0.05	0.16	(1.05)	(0.01)	(1.06)	8.23	1.88	384,986	1.02	1.06	1.35	44
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02	1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02	1.07	0.32	65
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02	1.08	0.29	64
2019	10.27	0.04	0.88	0.92	(0.40)	(0.06)	(0.46)	10.73	9.28	452,150	1.02	1.07	0.42	58
Class Y
2024@	$8.27	$0.09	$0.40	$0.49	$—	$—	$—	$8.76	5.93%	$47,013	0.76%	0.78%	2.19%	56%
2023	9.16	0.14	0.05	0.19	(1.07)	(0.01)	(1.08)	8.27	2.30	53,870	0.77	0.81	1.59	44
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77	0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77	0.82	0.57	65
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77	0.83	0.54	64
2019	10.29	0.07	0.88	0.95	(0.43)	(0.06)	(0.49)	10.75	9.54	69,681	0.77	0.82	0.66	58
Emerging Markets Debt Fund
Class F
2024@	$8.19	$0.25	$0.57	$0.82	$(0.26)	$—	$(0.26)	$8.75	10.22%	$1,003,441	1.11%	1.38%	6.00%	67%
2023	7.52	0.48	0.51	0.99	(0.32)	—	(0.32)	8.19	13.13	1,102,419	1.30	1.56	5.79	95
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36	1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36	1.61	3.87	91
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	—	(0.08)	9.80	(0.53)	1,374,566	1.36	1.61	4.07	95
2019	9.30	0.47	0.32	0.79	(0.16)	—	(0.16)	9.93	8.51	1,483,467	1.36	1.62	4.93	114
Class Y
2024@	$8.15	$0.26	$0.56	$0.82	$(0.29)	$—	$(0.29)	$8.68	10.25%	$92,008	0.86%	1.13%	6.28%	67%
2023	7.49	0.50	0.51	1.01	(0.35)	—	(0.35)	8.15	13.50	92,433	1.05	1.31	6.08	95
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11	1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11	1.36	4.12	91
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	—	(0.10)	9.79	(0.33)	98,869	1.11	1.36	4.33	95
2019	9.28	0.50	0.32	0.82	(0.18)	—	(0.18)	9.92	8.84	111,948	1.11	1.37	5.18	114

@	For the six-month period ended March 31, 2024. All ratios for the period have been annualized.
^	Amount represents less than $0.005.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to

SEI Institutional International Trust

maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2024, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and

SEI Institutional International Trust

interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

regarding open futures contracts as of March 31, 2024, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2024, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR (Secured Overnight Financing Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded

SEI Institutional International Trust

as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2024, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2024			Period ended March 31, 2024
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$635	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	3,243	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$3,878			$—

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$192	*
Total derivatives not accounted for as hedging instruments		$—			$192

International Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$208	*	Unrealized depreciation on futures contracts	$135	*
	Unrealized appreciation on swaps contracts	35	†	Unrealized depreciation on swaps contracts	—	†
	Unrealized appreciation on swaps contracts	28	†	Unrealized depreciation on swaps contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,498		Unrealized loss on forward foreign currency contracts	2,514
Total derivatives not accounted for as hedging instruments		$4,769			$2,649

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$198	*	Unrealized depreciation on futures contracts	$234	*
	Unrealized appreciation on swaps contracts	247	†	Unrealized depreciation on swaps contracts	652	†
	Unrealized appreciation on swaps contracts	1,101	†	Unrealized depreciation on swaps contracts	1,626	†
Credit contracts	Unrealized appreciation on swaps contracts	2	†	Unrealized depreciation on swaps contracts	361	†
	Unrealized appreciation on swaps contracts	—	†	Unrealized depreciation on swaps contracts	13	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,048		Unrealized loss on forward foreign currency contracts	4,181
Total derivatives not accounted for as hedging instruments		$6,596			$7,067

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		6,604		—		13,255		19,859
Total		$—		$—		$6,604		$—		$13,255		$19,859

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		354		—		—		354
Total		$—		$—		$354		$—		$—		$354

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		642		—		(223)		419
Foreign exchange contracts		—		—		—		4,209		—		4,209
Equity contracts		(3)		—		—		—		—		(3)
Total		$(3)		$—		$642		$4,209		$(223)		$4,625

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		601		—		165		766
Foreign exchange contracts		—		—		—		2,941		—		2,941
Total		$—		$—		$601		$2,941		$165		$3,707

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,088		—		2,483		3,571
Total		$—		$—		$1,088		$—		$2,483		$3,571

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		575		—		—		575
Total		$—		$—		$575		$—		$–		$575

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		306		—		415		721
Foreign exchange contracts		—		—		—		(4,529)		—		(4,529)
Equity contracts		(1)		—		—		—		—		(1)
Total		$(1)		$—		$306		$(4,529)		$415		$(3,809)

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		228		—		(85)		143
Foreign exchange contracts		—		—		—		1,111		—		1,111
Total		$—		$—		$228		$1,111		$(85)		$1,254

SEI Institutional International Trust

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2024 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$190	$—	$190	$103	$—	$103
Emerging Markets Equity Fund	94	—	94	—	—	—
International Fixed Income Fund	35	1	36	62	—	62
Emerging Markets Debt Fund	19	1,080	1,099	53	503	556

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2024 amounted to $4,248 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2024 amounted to $653 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2024 amounted to $435 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2024 amounted to $5,994 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2024 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Equity Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Morgan Stanley	$—	$3,243	$3,243	$—	$—	$—	$3,243	$—	$ 3,243
Total Over the Counter	$—	$3,243	$ 3,243	$—	$—	$—

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$34	$—	$34	$10	$—	$10	$24	$—	$ 24
Barclays PLC	186	—	186	142	—	142	44	—	44
BNP Paribas	698	—	698	142	—	142	556	—	556
Brown Brothers Harriman	88	—	88	35	—	35	53	—	53
CIBC	245	—	245	24	—	24	221	—	221
Citigroup	126	—	126	32	—	32	94	—	94
Commonwealth Bank of Australia	—	—	—	2	—	2	(2)	—	(2)
Credit Agricole	—	—	—	4	—	4	(4)	—	(4)
Deutsche Bank	142	35	177	—	—	—	177	—	177
Goldman Sachs	97	—	97	97	—	97	—	—	—
HSBC	95	—	95	11	—	11	84	—	84
JPMorgan Chase Bank	1,729	—	1,729	1,511	—	1,511	218	—	218

SEI Institutional International Trust

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Merrill Lynch	$13	$—	$13	$10	$—	$10	$3	—	3
Midland Walwyn Capital Inc.	6	—	6	69	—	69	(63)	—	(63)
Morgan Stanley	805	—	805	111	—	111	694	—	694
RBC	8	—	8	46	—	46	(38)	—	(38)
RBS	—	—	—	3	—	3	(3)	—	(3)
SCB Securities	11	—	11	6	—	6	5	—	5
Societe Generale	7	—	7	3	—	3	4	—	4
State Street	36	—	36	47	—	47	(11)	—	(11)
TD Securities	6	—	6	3	—	3	3	—	3
UBS	164	—	164	192	—	192	(28)	—	(28)
Westpac Banking	2	—	2	14	—	14	(12)	—	(12)
Total Over the Counter	$4,498	$35	$4,533	$2,514	$—	$2,514

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Barclays PLC	$256	$—	$256	$223	$—	$223	$33	$—	$33
BNP Paribas	47	—	47	185	—	185	(138)	—	(138)
Citibank	—	92	92	—	97	97	(5)	—	(5)
Citigroup	867	—	867	600	—	600	267	—	267
Deutsche Bank	11	—	11	32	—	32	(21)	—	(21)
Goldman Sachs	609	155	764	613	385	998	(234)	—	(234)
JPMorgan Chase Bank	852	—	852	1,170	170	1,340	(488)	—	(488)
Merrill Lynch	243	—	243	—	—	—	243	—	243
Midland Walwyn Capital Inc.	37	—	37	26	—	26	11	—	11
Morgan Stanley	233	2	235	256	361	617	(382)	—	(382)
SCB Securities	87	—	87	140	—	140	(53)	—	(53)
Standard Bank	1,651	—	1,651	823	—	823	828	—	828
Standard Chartered	43	—	43	61	—	61	(18)	—	(18)
State Street	112	—	112	52	—	52	60	—	60
Total Over the Counter	$5,048	$249	$5,297	$4,181	$1,013	$5,194

^ Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

* Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2024.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended March 31, 2024 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$39,742	$21,416	$47,562	$68,004
Average Notional Balance Short	–	–	35,066	20,039
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	801,644	613,691
Average Notional Balance Short	–	–	804,612	613,604
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	4,054
Total Return Swaps
Average Notional Balance Long	18,508	–	–	–
Average Notional Balance Short	–	–	–	–
Interest Rate Swaps
Average Notional Balance	–	–	24,866	385,983

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.15%
Class I	0.51%	0.25%	0.25%	1.40%
Class Y	0.51%	—	—	0.90%
Emerging Markets Equity Fund

SEI Institutional International Trust

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Class F	0.85%	0.25%	—	1.46%
Class Y	0.85%	—	—	1.21%
International Fixed Income Fund
Class F	0.30%	0.25%	—	1.01%
Class Y	0.30%	—	—	0.76%
Emerging Markets Debt Fund
Class F	0.65%	0.25%	—	1.11%
Class Y	0.65%	—	—	0.86%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.400%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.400%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.400%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.400%	0.340%	0.280%	0.235%	0.200%

Investment Sub-Advisory Agreements — As of March 31, 2024, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Causeway Capital Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Asset Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

Aikya Investment Management Limited

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Qtron Investments LLC

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

AllianceBernstein L.P.

Colchester Global Investors Limited

Wellington Management Company LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Grantham, Mayo, Van Otterloo & Co. LLC

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the

Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended March 31, 2024.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2024 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, LP, also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the year ended March 31, 2024, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2024, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$14,388	$21,877
Other	1,461,397	514,190	217,810	435,998
Sales
U.S. Government	—	—	15,849	15,888
Other	1,653,196	483,031	221,731	629,827

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2023	$69,045	$—	$69,045
	2022	273,801	333,275	607,076
Emerging Markets Equity Fund	2023	29,666	—	29,666
	2022	22,606	147,145	169,751
International Fixed Income Fund	2023	51,577	1,610	53,187
	2022	6,393	5,453	11,846
Emerging Markets Debt Fund	2023	48,046	—	48,046
	2022	24,809	—	24,809

As of September 30, 2023, the components of Distributable Earnings (Accumulated Losses) were as follows:

SEI Institutional International Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$80,039	$—	$(61,705)	$—	$—	$172,853	$—	$191,187
Emerging Markets Equity Fund	22,550	—	(115,070)	(9,152)	—	6,944	(1)	(94,729)
International Fixed Income Fund	—	—	(922)	(14,540)	(22,243)	(72,134)	(1,881)	(111,720)
Emerging Markets Debt Fund	12,468	—	(157,007)	(67,591)	—	(155,784)	(14,740)	(382,654)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through September 30, 2023 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
International Equity Fund	61,705	–	61,705
Emerging Markets Equity Fund	115,070	–	115,070
International Fixed Income Fund	526	396	922
Emerging Markets Debt Fund	112,934	44,073	157,007

For Federal income tax purposes, the cost of securities owned at March 31, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$3,368,413	$770,977	$(143,819)	$627,158
Emerging Markets Equity Fund	1,370,341	303,582	(109,478)	194,104
International Fixed Income Fund	467,645	7,730	(35,903)	(28,173)
Emerging Markets Debt Fund	1,101,265	43,806	(81,262)	(37,456)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024 (Unaudited)

to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value of liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase

SEI Institutional International Trust

volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, LP (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2024 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$90,925	$90,925	$—
Emerging Markets Equity Fund	246	246	—
Emerging Markets Debt Fund	8,460	8,460	—

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2024 (Unaudited)

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2024, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	96.12%	0.41%	53.38%
Emerging Markets Equity Fund	96.87%	—%	62.02%
International Fixed Income Fund	97.87%	—%	98.59%
Emerging Markets Debt Fund	97.65%	—%	68.66%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBORAct”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2024.

SEI Institutional International Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2024

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period October 1, 2023 to March 31, 2024.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,141.50	1.10%	$5.89
Class I	1,000.00	1,139.40	1.36	7.27
Class Y	1,000.00	1,142.30	0.86	4.61
Hypothetical 5% Return
Class F	$1,000.00	$1,019.50	1.10%	$5.55
Class I	1,000.00	1,018.20	1.36	6.86
Class Y	1,000.00	1,020.70	0.86	4.34
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,103.60	1.46%	$7.68
Class Y	1,000.00	1,105.30	1.21	6.37
Hypothetical 5% Return
Class F	$1,000.00	$1,017.70	1.46%	$7.36
Class Y	1,000.00	1,018.95	1.21	6.11

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,058.30	1.01%	$5.20
Class Y	1,000.00	1,058.00	0.76	3.91
Hypothetical 5% Return
Class F	$1,000.00	$1,019.95	1.01%	$5.10
Class Y	1,000.00	1,021.20	0.76	3.84
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$1,101.00	1.11%	$5.83
Class Y	1,000.00	1,102.50	0.86	4.52
Hypothetical 5% Return
Class F	$1,000.00	$1,019.45	1.11%	$5.60
Class Y	1,000.00	1,020.70	0.86	4.34

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Institutional International Trust

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

March 31, 2024

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on January 31, 2024, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2023 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-6, 2023 meeting of the Board, certain Sub-Advisory Agreements were renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Additionally, at the April 2-4, 2024 meeting of the Board, certain Sub-Advisory Agreements were initially approved by the Trustees, including a majority of the Independent Trustees. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the applicable Sub-Advisory Agreements at the April 2-4, 2024 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent

SEI Institutional International Trust

expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust

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SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-031 (3/24)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Reserved

Item 8. Reserved

Item 9. Reserved

Item 10. Reserved

Item 11. Reserved

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 6, 2024

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO

Date: June 6, 2024